           As filed with the Securities and Exchange Commission on July 28, 1997

                                                      Registration No. 33-74470


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]


                       Post-Effective Amendment No. 5 [X]


                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                               Amendment No. 5 [X]

                        (Check appropriate box or boxes)


                         INSTITUTIONAL DAILY INCOME FUND
               (Exact Name of Registrant as Specified in Charter)


                     c/o Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                            New York, New York 10020
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (212) 830-5200


                               BERNADETTE N. FINN
                     c/o Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and Address of Agent for Service)


                        Copy to:MICHAEL R. ROSELLA, ESQ.
                              Battle Fowler, L.L.P.
                               75 East 55th Street
                            New York, New York 10022

It is proposed that this filing will become effective:(check appropriate box)

          [ ] immediately upon filing pursuant to paragraph (b)
          [X] on July 29, 1997 pursuant to paragraph (b)
          [ ] 60 days after filing pursuant to paragraph (a)
          [ ] on (date) pursuant to paragraph (a) of Rule 485
          [ ] 75 days after filing pursuant to paragraph (a)(2)
          [ ] on (date) pursuant to paragraph (b)(2)



The Registrant has registered an indefinite amount of its common stock, par value $.01 per share, under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder and the Registrant filed a 24f-2 Notice for the fiscal year ending March 31, 1997 on May 28, 1997.

                       Registration Statement on Form N-1A

                             CROSS REFERENCE SHEET -
                             Pursuant to Rule 404(c)


Part A
Item No.                                    Prospectus Heading


1.     Cover Page.......................    Cover Page


2.     Synopsis.........................    Table of Fees and Expenses;
                                            Introduction


3.     Condensed Financial

       Information......................    Financial Highlights



4.     General Description                  General Information;
       of Registrant and                    Investment Objectives,
       Policies.........................    Policies and Risks; Risk Factors and
                                            Additional Investment Information;
                                            Investment Restrictions


5.     Management of the Fund...........    Management of the Fund; Custodian
                                            and Transfer Agent

5a.    Management's Discussion
       of Fund Performance..............    Not Applicable


6.     Capital Stock and                    Description of Shares; How to
       Other Securities.................    Purchase and Redeem Shares;
                                            Direct Purchase and Redemption
                                            Procedures; General Information;
                                            Dividends, Distributions and Taxes

7.     Purchase of Securities
       Being Offered....................    Description of Shares; Distribution
                                            and Servicing Plan; Dividends
                                            Distributions and Taxes; How to
                                            Purchase and Redeem Shares;
                                            Direct Purchase and Redemption
                                            Procedures; Net Asset Value

8.     Redemption
       or Repurchase....................    How to Purchase and Redeem Shares;
                                            Direct Purchase and Redemption
                                            Procedures


9.     Legal Proceedings................    Not Applicable

Part B                                             Caption in Statement of
Item No.                                           Additional Information


10.    Cover Page.......................           Cover Page

11.    Table of Contents................           Table of Contents

12.    General Information
       and History......................           Not Applicable

13.    Investment Objectives
       and Policies ....................           Investment Objectives,
                                                   Policies and Risks

14.    Management of the Fund...........           Management and Investment
                                                   Management Contract

15.    Control Persons and
       Principal Holders
       of Securities....................           Management and Investment
                                                   Management Contract

16.    Investment Advisory
       and Other Services...............           Management and Investment
                                                   Management Contract;
                                                   Custodian and Transfer Agent

17.    Brokerage Allocation.............           Portfolio Transactions

18.    Capital Stock and
       Other Securities.................           General Information

19.    Purchase, Redemption and
       Pricing of Securities
       Being Offered....................           Purchase and Redemption of
                                                   Shares and Other Purchase
                                                   and Redemption Provisions;
                                                   Net Asset Value

20.    Tax Status.......................           Dividends, Distributions and
                                                   Taxes

21.    Underwriters.....................           Not Applicable

22.    Calculation of Yield
       Quotations of Money
       Market Funds.....................           Not Applicable

23.    Financial Statements.............           Independent Auditors' Report;
                                                   Financial Statements.

INSTITUTIONAL                                                   600 FIFTH AVENUE
DAILY INCOME FUND                                           NEW YORK, N.Y. 10020
                                                                  (212) 830-5220

PROSPECTUS
August 1, 1997


The Institutional Daily Income Fund (the "Fund") is composed of the U.S. Treasury Portfolio, the Money Market Portfolio and the Municipal Portfolio (each a "Portfolio", collectively, the "Portfolios") designed to meet the short-term investment needs of corporate and institutional investors ("Institutional Investors"). There are no sales loads, exchange or redemption fees associated with the Fund.

Each Portfolio offers two classes of shares to Institutional Investors - Class A and Class B shares. The Class A shares of the Fund are subject to a service fee pursuant to the Fund's Rule 12b-1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to Class A shareholders for which they receive compensation from the Manager or the Distributor. The Class B shares of the Fund are not subject to a service fee and either are sold directly to Institutional Investors or are sold through financial intermediaries that do not receive compensation from the Manager or Distributor. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of the Fund. See "Description of Shares."

U.S. Treasury Portfolio - seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity and maintain a stable net asset value of $1 per share by investing solely in U.S. Treasury obligations and in other obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less.

Money Market Portfolio - seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity and maintain a stable net asset value of $1 per share by investing in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, securities issued or guaranteed by the United States Government, its agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities.

Municipal Portfolio - seeks to maximize current tax exempt income to the extent consistent with the preservation of capital and the maintenance of liquidity and maintain a stable net asset value of $1 per share by investing in a portfolio of obligations issued by states, territories and possessions of the United States and their political subdivisions, public authorities and other entities authorized to issue debt, the interest on which is exempt from regular federal income taxes. This Portfolio has not yet been activated and is not offered for sale or distribution.



This Prospectus sets forth concisely the information about each Portfolio that prospective investors will find helpful in making their investment decisions. Additional information about each Portfolio, including additional information concerning risk factors relating to an investment in each Portfolio, has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling or writing the Fund at the above address. The "Statement of Additional Information" bears the same date as this Prospectus and is incorporated by referenced into this Prospectus in its entirety. The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information and other reports and information regarding the Fund which have been filed electronically with the Securities and Exchange Commission.

Reich & Tang Asset Managemenst L.P. acts as Manager of the Fund and Reich & Tang Distributors L.P. acts as Distributor of the Fund's shares. Reich & Tang Asset Management L.P. is a registered investment adviser. Reich & Tang Distributors L.P. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.


                      MINIMUM INITIAL PURCHASE $1,000,000

An investment in the Fund is neither insured nor guaranteed by the United States Government. Each Portfolio seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, and to value its investment portfolio at amortized cost and maintain a net asset value of $1.00 per share. There can be no assurance that the Fund's objectives will be achieved or that the Fund's stable net asset value of $1.00 per share can be maintained.

Shares in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

This Prospectus should be read and retained by investors for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                                                TABLE OF FEES AND EXPENSES

Annual Fund Operating Expenses
(as a percentage of average net assets)

                                                     Money                     U.S.
                                                    Market                   Treasury                Municipal
                                                   Portfolio                 Portfolio              Portfolio**
                                              Class A        Class B     Class A      Class B     Class A     Class B

Management Fees - After Fee Waiver *             .05%        .05%         .08%        .08%        .08%        .08%
12b-1 Fees                                       .25%        None         .25%        None        .25%         None
Other Expenses - After Reimbursement *           .12%        .12%         .09%        .09%        .12%        .12%
Administration Fees - After Fee Waiver*        .02%      .02%          .02%          .02%         .00%        .00%
                                                  ----       -------       --------      -------      -------

Total Fund Operating Expenses - After Fee

Waivers and Reimbursements*                      .42%        .17%         .42%        .17%        .45%        .20%
                                                 ====        ====         ====        ====        ====        ====



                                                     Money                     U.S.
                                                    Market                   Treasury                Municipal
                                                   Portfolio                 Portfolio              Portfolio**
                                              Class A     Class B     Class A      Class B     Class A       Class B
EXAMPLE
You would pay the following expenses on a $1,000 investment,  assuming 5% annual return and redemption at the end of each

time period:     1 year                          $4         $ 2          $ 4         $ 2         $ 5         $ 2

                 3 years                        $13         $ 5          $13         $ 5        $ 14         $ 6

                 5 years                        $24        $ 10          $24         $10         $25         $11

                10 years                        $53         $22          $53         $22         $57         $26



The purpose of the above fee table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For a further discussion of these fees see "Management of the Fund" and "Distribution and Service Plan" herein. With respect to both the Class A shares and the Class B shares, the Manager has agreed to waive all of its Management and Administration Fees and reimburse each Portfolio its operating expenses to the extent necessary to maintain the total expense ratio of each Portfolio during the first three years of the Fund at a maximum of .40%, .425% and .45% of the Class A shares' average daily net assets and at a maximum of .15 %, .175% and .20% of the Class B shares' average daily net assets, respectively. In addition, the Manager has voluntarily reimbursed the expenses of the Money Market Portfolio to a level below the agreed maximum. Absent such waivers, Management and Administration Fees for the Money Market Portfolio and U.S. Treasury Portfolio would have been .12% and .05%, respectively, for both Class A and Class B shares. Absent such fee waivers, Total Fund Operating Expenses for the Money Market Portfolio for the Class A and Class B shares would have been
 .52% and .27%, respectively. Absent such fee waivers, Total Fund Operating Expenses for the U.S. Treasury Portfolio for the Class A and Class B shares would have been .49% and .24%, respectively.

The figures reflected in this example should not be considered to be a representation of past or future expenses. Actual expenses may be greater or less than those shown above.

* Reimbursement applies only to Money Market Portfolio, waivers apply to both Money Market and U.S. Treasury Portfolios.

** At this time, the Municipal Portfolio of the Fund has not yet been activated by the Manager and expenses shown are at levels anticipated for the current fiscal year.


                              FINANCIAL HIGHLIGHTS


The following financial highlights of the Money Market Portfolio of Institutional Daily Income Fund have been audited by McGladrey & Pullen, LLP, Independent Certified Public Accountants whose report thereon appears in the Statement of Additional Information and may be obtained by shareholders upon request. The Money Market Portfolio and the U.S. Treasury Portfolio were the only activated portfolios of the Fund as of March 31, 1997.



                                                                       Money Market Portfolio
                                                          For the Year                   April 6, 1995
CLASS A                                                      Ended                (Commencement of Sales) to
                                                        March 31, 1997                  March 31, 1996
                                                        --------------                  --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........            $        1.00                   $        1.00
                                                        --------------                  -------------
Income from investment operations:
   Net investment income....................                     0.050                           0.054
Less distributions:
   Dividends from net investment income.....            (        0.050)                 (        0.054)
                                                         -------------                   -------------
Net asset value, end of period..............            $        1.00                   $        1.00
                                                        ==============                  =============
Total Return................................                     5.16%                           5.58%*
Ratios/Supplemental Data
Net assets, end of period (000).............            $       38,220                  $          5
Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)                  0.42%+                          0.41%*+
   Net investment income....................                     5.07%                           5.46%*
Expenses paid indirectly....................                     0.01%                           0.04%
Management and administration fees waived...                     0.09%                           0.13%
Expenses reimbursed.........................                   ---                               0.03%


                                                                 Money Market Portfolio
                                                                                                   April 14, 1994

                                                      For the Year Ended March 31,          (Commencement of Operations)

CLASS B                                             1997                      1996                 March 31, 1995
-------                                         -------------            -------------             --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)


Net asset value, beginning of period........    $        1.00                     $1.00                     $1.00
                                               -------------------------         -----------------         -----
Income from investment operations:
   Net investment income....................             0.053                    0.057                     0.045
Less distributions:
   Dividends from net investment income.....    (        0.053)                   (0.057           )           (0.045)
                                                 -------------                     ----------------             --------------------
Net asset value, end of period..............    $        1.00                     $1.00                     $1.00
                                                =========================         =================         =====
Total Return................................             5.42%                    5.85%                     5.16%*
Ratios/Supplemental Data
Net assets, end of period (000).............    $     158,525            $     127,282             $       35,857
Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)          0.17%+                   0.16%+                    0.02%*
   Net investment income....................             5.29%                    5.64%                     5.14%*
Expenses paid indirectly....................             0.01%                    0.04%                   ---
Management and administration fees waived...             0.09%                    0.13%                     0.13%
Expenses reimbursed.........................           ---                        0.03%                     0.25%

*  Annualized
+  Includes expenses paid indirectly.


                              FINANCIAL HIGHLIGHTS

The following financial highlights of the U.S. Treasury Portfolio of Institutional Daily Income Fund have been audited by McGladrey & Pullen, LLP, Independent Certified Public Accountants whose report thereon appears in the Statement of Additional Information and may be obtained by shareholders upon request. The Money Market Portfolio and the U.S. Treasury Portfolio were the only activated portfolios of the Fund as of March 31, 1997.


                                                                     U.S. Treasury Portfolio
                                                          For the Year                 November 29, 1995
CLASS A                                                      Ended              (Commencement of Operations) to
                                                         March 31, 1997                 March 31, 1996
                                                         --------------                 --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........              $      1.00                   $        1.00
                                                          ------------                  -------------
Income from investment operations:
   Net investment income....................                     0.049                           0.017
Less distributions:
   Dividends from net investment income.....              (      0.049)                 (        0.017)
                                                           -----------                   -------------
Net asset value, end of period..............              $      1.00                   $        1.00
                                                          ============                  =============
Total Return................................                     5.00%                           5.18%*
Ratios/Supplemental Data
Net assets, end of period (000).............              $    310,290                  $    291,747
Ratios to average net assets:
   Expenses (net of fees waived)............                     0.42%+                          0.43%*
   Net investment income....................                     4.89%                           5.07%*


Expenses paid indirectly....................                     0.01%                          --
Management and administration fees waived...                     0.05%                           0.08%


                                                      U.S. Treasury Portfolio
                                                       November 18, 1996
CLASS B                                            (Commencement of Sales) to
                                                         March 31, 1997
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........             $       1.00
                                                         ------------
Income from investment operations:
   Net investment income....................                     0.019
Less distributions:
   Dividends from net investment income.....             (       0.019)
                                                          ------------
Net asset value, end of period..............             $       1.00
                                                         ============
Total Return................................                     5.27%*
Ratios/Supplemental Data
Net assets, end of period (000).............            $        7,799
Ratios to average net assets:
   Expenses (net of fees waived)............                     0.17%*+
   Net investment income....................                     5.14%*
Expenses paid indirectly....................                     0.01%
Management and administration fees waived...                     0.05%
*    Annualized
+    Includes expenses paid indirectly.

INTRODUCTION

Institutional Daily Income Fund (the "Fund") is a no-load, diversified, open-end management investment company offering investors three managed portfolios of money market instruments (the "Portfolios") together with a high degree of liquidity. The net asset value of each Fund share is expected to remain constant at $1.00, although this cannot be assured.

The investment objective of the Fund is, in accordance with the investment policies of each of the Fund's Portfolios, to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. There is no assurance that the Fund will achieve its investment objective. The investment objective of the Fund may not be changed without shareholder approval.

The U.S. Treasury Portfolio attempts to achieve its objective through investments limited to U.S. Treasury obligations and other obligations that are issued or guaranteed by the U.S. Government and that are backed by the full faith and credit of the United States with maturities of 397 days or less and repurchase agreements backed by such obligations calling for resale in 397 days or less. The Money Market Portfolio attempts to achieve its objective through investment in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, securities issued or guaranteed by the United States Government, its agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the forgoing securities. The Municipal Portfolio attempts to achieve its objective through investment in a portfolio of obligations issued by states, territories and possessions of the United States and political subdivisions, public authorities and other entities authorized to issue debt, the interest on which is exempt from regular federal income tax. Each

Portfolio seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, and to value its investment portfolio at amortized cost and maintain a net asset value of $1.00 per share. There can be no assurance that this value will be maintained.

The Fund's investment manager is Reich & Tang Asset Management L.P. (the "Manager"), which is a registered investment advisor and which currently acts as manager or administrator to fifteen other open-end management investment companies. (See "Management of the Fund" herein.) The Fund's shares are distributed through Reich & Tang Distributors L.P. (the "Distributor"), with whom the Fund has entered into a Distribution Agreement and Shareholder
Servicing Agreement (with respect to Class A shares of the Fund only) pursuant to the Fund's distribution and service plan adopted under Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). (See "Distribution and Service Plan" herein.)


On any day on which Investors Fiduciary Trust Company, the Fund's custodian (the "Custodian") is open for trading ("Fund Business Day"), investors may, without charge by the Fund, initiate purchases and redemptions of shares of the Fund's common stock at their net asset value, which will be determined daily. (See "How to Purchase and Redeem Shares" and "Net Asset Value" herein.) Dividends from accumulated net income are declared by the Fund on each Fund Business Day. The Fund pays interest dividends monthly on the last calendar day of the month or, if the last calendar day of the month is not a Fund Business Day, on the preceding Fund Business Day.


Net capital gains, if any, will be distributed at least annually, and in no event later than within 60 days after the end of the Fund's fiscal year. All dividends and distributions of capital gains are automatically invested in additional shares of the same class of the Fund unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash. (See "Dividends, Distributions and Taxes" herein.)

The Fund currently has three Portfolios but only the Money Market Portfolio and the U.S. Treasury Portfolio have been activated by the Manager. The Board of Trustees of the Fund may in the future determine to establish additional portfolios, each of which will be consistent with the investment objectives of the Fund. Set forth below are the investment policies for each of the Fund's current Portfolios. The investment policies for the Money Market Portfolio, as well as for any portfolios which the Board of Trustees may determine to establish in the future, may be changed by the Board of Trustees of the Fund without shareholder approval. The investment policies for the U.S. Treasury Portfolio and the Municipal Portfolio may not be changed without shareholder approval.

The Fund may from time to time advertise its current yield and effective yield for each Portfolio (computed separately for each Class of shares). The Fund's current yield is calculated by dividing its average daily net income per share of each Portfolio (excluding realized gains or losses) for a recent seven-day period by its constant net asset value per share of $1.00 and annualizing the result on a 365-day basis. The Fund's effective yield is calculated by increasing its current yield according to a formula that takes into account the compounding effect of the reinvestment of dividends. The Class A shares of each Portfolio will generally have a lower yield than the Class B shares due to the expenses attributable to the Class A Shares which are not attributable to the Class B shares, under the Fund's Distribution and Service Plan. Any fees charged by a Participating Organization directly to a customer's account will not be included in yield calculations. See "How to Purchase and Redeem Shares - Investments through Participating Organizations."

An investment in the Portfolios of the Fund entails certain risks, including risks associated with the purchase of when-issued securities, repurchase agreements and with privately placed securities. With respect to the Money Market Portfolio, certain risks are associated with the purchase of foreign issues. Risk factors for each Portfolio are further described under "Risk Factors and Additional Investment Information" herein.

INVESTMENT OBJECTIVES,
POLICIES AND RISKS

U.S. Treasury Portfolio

The U.S. Treasury Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments limited to (i) U.S. Treasury obligations and other obligations that are issued or guaranteed by the Government and that are backed by the full faith and credit of the United States, provided that those obligations have a remaining maturity of 397 days or less and (ii) repurchase agreements backed by such, calling for resale in 397 days or less.

The investment policies of the U.S. Treasury Portfolio may produce a lower yield than a policy of investing in other types of money market instruments. The yield of the U.S. Treasury Portfolio is likely to be lower than the yield of the Money Market Portfolio.

Permitted Investments:

United States Treasury Obligations: Obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

Other United States Government Obligations: Marketable securities and instruments issued or guaranteed by the full faith and credit of the United States Government. Such obligations that are guaranteed by the full faith and credit of the United States Government include obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration.

Money Market Portfolio

The Money Market Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in the securities described below, provided they have a remaining maturity of 397 days or less or are subject to a repurchase agreement calling for resale in 397 days or less. Investments in short-term instruments may, in some circumstances, result in a lower yield than would be available from investments in instruments with a longer term.

Permitted Investments:

United States Government Securities: Short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality. Although obligations of federal agencies and instrumentalities are not debts of the United States Treasury, in some cases payment of interest and principal on such obligations is guaranteed by the United States Government, e.g., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligations of the Federal Home Loan Bank System and the Federal Farm Credit Bank.

Domestic and Foreign Bank Obligations: Certificates of deposit, time deposits, commercial paper, bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks and corporate instruments supported by bank letters of credit. See "Risk Factors and Additional Investment Information" herein. Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits and certificates of deposit which may be held by the Portfolio will not benefit from insurance from the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The Money Market Portfolio limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies. The Money Market Portfolio limits its investments in obligations of domestic and foreign branches of foreign banks to dollar-denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets and which are considered by the Fund's Board of Trustees to be First Tier Eligible Securities (as defined below) at the time of acquisition. The Money Market Portfolio generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or
(b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Money Market Portfolio's investment decisions and the Money Market Portfolio may invest in bank instruments issued by institutions which the Board of Trustees believes present minimal credit risks.

U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations). The Money Market Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Money Market Portfolio will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Fund's total assets at the time of purchase.

Eurodollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable domestic obligations of domestic issuers, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on those obligations, that the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, that there may be difficulties in enforcing a judgment against a foreign issuer or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

Since the Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or
instrumentalities,   and  by  foreign   branches  of  domestic
banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Portfolio may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in debt obligations of the United States and domestic issuers, although such obligations may be higher yielding when compared to the securities of the United States and domestic issuers. In making foreign investments, therefore, the Money Market Portfolio will give appropriate consideration to the following factors, among others.

Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States. The issuers of some of these securities, such as bank obligations, may be subject to less stringent or different regulation than are United States issuers. In addition, there may be less publicly available information about a non-United States issuer and non-United States issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to United States issuers.

Because evidences of ownership of such securities usually are held outside the United States, the Money Market Portfolio will be subject to additional risks which include possible adverse political and economic developments, possible seizure or nationalization of foreign deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities or might restrict the payment of principal and interest to the issuer, whether from currency blockage or otherwise.

Furthermore, some of these securities may be subject to stamp or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale. Income earned or received by the Money Market Portfolio from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. The Manager will attempt to minimize such taxes by the timing of transactions and other strategies, but there can be no assurance that such efforts will be successful. All such taxes paid by the Money Market Portfolio will reduce its net income available for distribution to shareholders. The Manager will consider available yields, net of any required taxes, in selecting foreign securities.

Variable Amount Master Demand Notes: unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

Commercial Paper and Certain Debt Obligations: commercial paper or short-term debt obligations that have been determined by the Fund's Board of Trustees to present minimal credit risks and that are First Tier Eligible Securities (as defined below) at the time of acquisition, so that the Money Market Portfolio is able to employ the amortized cost method of valuation. Commercial paper generally consists of short-term unsecured promissory notes issued by corporations, banks or other borrowers.


The Money Market Portfolio may only purchase securities that have been determined by the Fund's Board of Trustees to present minimal credit risks and that are First Tier Eligible Securities at the time of acquisition. The term First Tier Eligible Securities means (i) securities that have remaining maturities of 397 days or less and are rated in the highest short-term rating category by any two nationally recognized statistical rating organizations ("NRSROs") or in such category by the only NRSRO that has rated the securities (collectively, the "Requisite NRSROs") (acquisition in the latter situation must also be ratified by the Board of Trustees); (ii) securities that have remaining maturities of 397 days or less but that at the time of issuance were long-term securities and whose issuer has received from the Requisite NRSROs a rating with respect to comparable short-term debt in the highest short-term rating category; and (iii) unrated securities determined by the Fund's Board of Trustees to be of comparable quality. Where the issuer of a long-term security with a remaining maturity which would otherwise qualify it as a First Tier Eligible Security does not have rated short-term debt outstanding, the long-term security is treated as unrated but may not be purchased if it has a long-term rating from any NRSRO that is below the two highest long-term categories. A determination of comparability by the Board of Trustees is made on the basis of its credit evaluation of the issuer, which may include an evaluation of a letter of credit, guarantee, insurance or other credit facility issued in support of the securities or participation certificates. While there are several organizations that currently qualify as NRSROs, two examples of NRSROs are Standard & Poor's Rating Services, a division of the McGraw-Hill Companies("S&P") and Moody's Investors Service, Inc. ("Moody's"). The two highest ratings by Moody's for debt securities are "Aaa" and "Aa" or by S&P are "AAA" and "AA". The highest rating for domestic and foreign commercial paper is "Prime-1" by Moody's or "A-1" by S&P and "SP-1/AA" by S&P or "VMIG-1" and "VMIG-2" by Moody's in the case of variable and floating rate demand notes. (See "Description of Ratings" in the Statement of Additional Information.)


Subsequent to its purchase by the Portfolio, the quality of an investment may cease to be rated or its rating may be reduced so that it ceases to be a First Tier Eligible Security. If this occurs, the Board of Trustees of the Fund shall reassess promptly whether the security presents minimal credit risks and shall cause the Portfolio to take such action as the Board of Trustees determines is in the best interest of the Portfolio and its shareholders. However, reassessment is not required if the security is disposed of or matures within five business days of the Manager becoming aware of the new rating and provided further that the Board of Trustees is subsequently notified of the Manager's actions.

In addition, in the event that a security (1) is in default, (2) ceases to be an eligible investment under Rule 2a-7 or (3) is determined to no longer present minimal credit risks, the Portfolio will dispose of the security absent a determination by the Fund's Board of Trustees that disposal of the security would not be in the best interest of the Portfolio. In the event that the security is disposed of, it shall be disposed of as soon as practicable, consistent with achieving an orderly disposition by sale, exercise of any demand feature, or otherwise. In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of the Portfolio's total assets, the Fund shall promptly notify the Securities and Exchange Commission of such fact and of the actions that the Fund intends to take in response to the situation.

The Money Market Portfolio may enter into repurchase agreements providing for resale in 397 days or less covering any of the foregoing securities which may have maturities in excess of 397 days, provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Money Market Portfolio.

Municipal Portfolio

The Municipal Portfolio seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with the preservation of capital and maintenance of liquidity by investing at least 80% of its assets in a diversified portfolio of high quality, short-term municipal obligations the interest income from which is exempt from regular federal income taxes ("Municipal Securities"). Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Municipal Securities to regular federal income taxation, existing law excludes such interest from regular federal income tax. However, "exempt- interest dividends" may be subject to the federal alternative minimum tax. Securities, the interest income on which may be subject to the federal alternative minimum tax (including participation certificates in such securities), may be purchased by the Fund without limit. Securities, the interest income on which is subject to regular federal, state and local income tax, will not exceed 20% of the value of the Fund's total assets. (See "Dividends, Distributions and Taxes" herein.)

Permitted Investments:

Municipal Securities: Obligations which include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of private activity bonds or industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from federal income tax in the opinion of bond counsel. However, interest on certain Municipal Securities may give rise to federal alternative minimum tax liability and may have other collateral federal income tax consequences.

The Portfolio may only purchase Municipal Securities that have been determined by the Fund's Board of Trustees to present minimal credit risks and that are First Tier Eligible Securities at the time of acquisition. The term First Tier Eligible Securities means (i) Municipal Securities with remaining maturities of 397 days or less and rated in the two highest short-term rating categories by any two NRSROs or in such categories by the only NRSRO that has rated the Municipal Securities (collectively, the "Requisite NRSROs") (acquisition in the latter situation must also be ratified by the Board of Trustees); (ii) Municipal Securities with remaining maturities of 397 days or less but that at the time of issuance were long-term securities (i.e., with maturities greater than 366 days) and whose issuer has received from the Requisite NRSROs a rating with respect to comparable short-term debt in the highest rating category and (iii) unrated Municipal Securities determined by the Fund's Board of Trustees to be of comparable quality. Where the issuer of a long-term security with a remaining maturity which would otherwise qualify it as a First Tier Eligible Security does not have rated short-term debt outstanding, the long-term security is treated as unrated but may not be purchased if it has a long-term rating from any NRSRO that is below the two highest long-term rating categories. A determination of comparability by the Board of Trustees is made on the basis of its credit evaluation of the issuer, which may include an evaluation of a letter of credit, guarantee, insurance or other credit facility issued in support of the Municipal Securities. The two highest ratings by Moody's for debt securities are "Aaa" and "Aa" or by S&P are "AAA" and "AA". The highest rating for domestic and foreign commercial paper is "Prime-1" by Moody's and "A-1" by S&P and "SP-1/AA" by S&P or "VMIG-1" and "VMIG-2" by Moody's in the case of variable and floating rate demand notes. (See "Description of Ratings" in the Statement of Additional Information.)

Subsequent to its purchase by the Portfolio, the quality of an investment may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. If this occurs, the Board of Trustees of the Fund shall reassess promptly whether the security presents minimal credit risks and shall cause the Portfolio to take such action as the Board of Trustees determines is in the best interest of the Portfolio and its shareholders. However, reassessment is not required if the security is disposed of or matures within five business days of the Manager becoming aware of the new rating and provided further that the Board of Trustees is subsequently notified of the Manager's actions.

In addition, in the event that a security (1) is in default, (2) ceases to be an eligible investment under Rule 2a-7 or (3) is determined to no longer present minimal credit risks, the Portfolio will dispose of the security absent a determination by the Fund's Board of Trustees that disposal of the security would not be in the best interest of the Portfolio. In the event that the security is disposed of, it shall be disposed of as soon as practicable, consistent with achieving an orderly disposition by sale, exercise of any demand feature, or otherwise. In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of the Portfolio's total assets, the Fund shall promptly notify the Securities and Exchange Commission of such fact and of the actions that the Fund intends to take in response to the situation.

All investments by the Fund will mature or will be deemed to mature in 397 days or less from the date of acquisition.

The Municipal Portfolio also may purchase any Municipal Securities which depend on the credit of the United States Government and may invest in Municipal Securities which are not rated if, in the opinion of the Board of Trustees, such securities possess creditworthiness comparable to those rated obligations in which the Municipal Portfolio may invest. The Municipal Portfolio may, from time to time, on a temporary or defensive basis, invest in short-term, high quality United States Government Obligations, money market obligations and repurchase agreements. Income from any such temporary investments would be taxable to shareholders as ordinary income. It is the present policy of the Municipal Portfolio to invest only in securities the interest on which is tax-exempt. This Portfolio will endeavor to be invested at all times in Municipal Securities. It is a fundamental policy of the Municipal Portfolio that its assets will be invested so that at least 80% of its income will be exempt from regular federal income taxes. The Municipal Portfolio may from time to time hold cash reserves.

RISK FACTORS AND ADDITIONAL
INVESTMENT INFORMATION

When-Issued and Delayed Delivery Securities

Each of the Portfolios may purchase securities on a when-issued or delayed delivery basis. Delayed delivery agreements are commitments by any of the Portfolios to dealers or issuers to acquire securities beyond the customary same-day settlement for money market instruments. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Portfolio's investment advisor can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of a Portfolio; therefore, to assure that a Portfolio will be as fully invested as possible in instruments meeting that Portfolio's investment objective, a Portfolio may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days.

Money Market Obligations and Municipal Securities are sometimes offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Portfolio will only make commitments to purchase such Money Market Instruments or Municipal Securities with the intention of actually acquiring such securities, but a Portfolio may sell these securities before the settlement date if it is deemed advisable.

If a Portfolio enters into a delayed delivery agreement or purchases a when-issued security, that Portfolio will direct the custodian to place cash or other high grade securities (including Money Market Obligations and Municipal Securities) in a separate account of such Fund in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of such Portfolio's delayed delivery agreements and when-issued commitments. To the extent that funds are in a separate account, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed agreements may increase a Portfolio's exposure to market fluctuation; may increase the possibility that the Portfolio will incur a short-term gain subject to federal taxation; or may increase the possibility that a Portfolio will incur a short-term loss, if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Portfolios will employ techniques designed to minimize these risks.

No additional delayed delivery agreements or when-issued commitments will be made if more than 25% of a Portfolio's net assets would become so committed. The Portfolios will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date is at least 30 days and not more than 120 days.

Repurchase Agreements

When a Portfolio purchases securities, it may enter into a repurchase agreement with the seller wherein the seller agrees, at the time of sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period. The U.S. Treasury Portfolio may only enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government. The Money Market Portfolio and the Municipal Portfolio may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in United States government securities by the Federal Reserve Bank of New York whose creditworthiness has been reviewed and found to meet the investment criteria of the Portfolio. Although the securities subject to the repurchase agreement might bear maturities exceeding 397 days, settlement for the repurchase would never be more than one year after the Portfolio's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Portfolio's money will be invested in the security, and will not be related to the coupon rate of the purchased security. At the time a Portfolio enters into a repurchase agreement the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement. Each Portfolio may engage in a repurchase agreement with respect to any security in which that Portfolio is authorized to invest, even though the underlying security may mature in more than one year. The collateral securing the seller's obligation must be of a credit quality at least equal to the Portfolio's investment criteria for Portfolio securities and will be held by the Portfolio's custodian or in the Federal Reserve Book Entry System. Nevertheless, if the seller of a repurchase agreement fails to repurchase the obligation in accordance with the terms of the agreement, the Portfolio which entered into the repurchase agreement may incur a loss to the extent that the proceeds it realized on the sale of the underlying obligation are less than the repurchase price. Repurchase agreements may be considered loans to the seller of the underlying security. Income with respect to repurchase agreements is not tax-exempt. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. Each Portfolio may invest no more than 10% of its net assets in illiquid securities including repurchase agreements maturing in more than seven days. See "Investment Restrictions" herein. A Portfolio may, however, enter into "continuing contract" or "open" repurchase agreements under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis.

Securities purchased pursuant to a repurchase agreement are held by the Fund's custodian and (i) are recorded in the name of the Portfolio with the Federal Reserve Book Entry System or (ii) the Portfolio receives daily written confirmation of each purchase of a security and a receipt from the custodian. The Portfolios purchase securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of purchase.

Puts for the Municipal Portfolio


The Municipal Portfolio may purchase municipal bonds or notes with the right to resell them at an agreed price or yield within a specified period prior to maturity to facilitate portfolio liquidity. This right to resell is known as a "put." The Municipal Portfolio may also acquire a "Stand-by Commitment" when it purchases municipal bonds or notes, which is essentially equivalent to a "put" option. A Stand-by Commitment is a right of the Municipal Portfolio, when it purchases Municipal Securities for its portfolio from a broker, dealer or other financial institution, to sell the same principal amount of such securities back to the seller, at the Municipal Portfolio's option, at a specified price. The aggregate price paid for securities with puts may be higher than the price which otherwise would be paid. Consistent with the investment objectives of this Portfolio and subject to the supervision of the Trustees, the purpose of this practice is to permit the Portfolio to be fully invested in tax exempt securities while maintaining the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The acquisition or exercisibility of a Stand-by Commitment by the Municipal Portfolio will not affect the valuation of the average weighted maturity of its underlying portfolio securities. The principal risk of puts is that the put writer may default on its obligation to repurchase. The Manager will monitor each writer's ability to meet its obligations under puts. See "Investment Restrictions" and "Tax Status" in the Statement of Additional Information.


The amortized cost method is used by the Money Market Portfolio and the Municipal Portfolio to value any municipal securities; no value is assigned to any puts on such municipal securities. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires.

Privately Placed Securities

The Money Market Portfolio and the Municipal Portfolio may invest in securities issued as part of privately negotiated transactions between an issuer and one or more purchasers. Except with respect to certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act of 1933 (the "Securities Act") and securities subject to Rule 144A of the Securities Act which are discussed below, these securities are typically not readily marketable and are therefore considered illiquid securities. The price these Portfolios pay for illiquid securities, and any price received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of privately placed securities purchased by a Portfolio will reflect any limitations on their liquidity. As a matter of policy, a Portfolio will not invest more than 10% of the market value of the net assets of the Portfolio in repurchase agreements maturing in over seven days and other illiquid investments.

These Portfolios may purchase securities that are not registered ("restricted securities") under the Securities Act, but can be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act. These Portfolios may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act ("4(2) Paper"). However, a Portfolio will not invest more than 10% of its net assets in illiquid investments, which include securities for which there is no readily available market, securities subject to contractual restriction on resale, certain investments in asset-backed and receivable-backed securities and restricted securities (unless, with respect to these securities and 4(2) Paper, the Fund's Trustees continuously determine, based on the trading markets for the specific restricted security, that it is liquid). The Trustees may adopt guidelines and delegate to the Manager the daily function of determining and monitoring liquidity of restricted securities and 4(2) Paper. The Trustees, however, will retain sufficient oversight and be ultimately responsible for these determinations.

Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Trustees will carefully monitor the Portfolios' investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

INVESTMENT RESTRICTIONS

The Fund operates under the following investment restrictions which, together with the investment objective of the Fund, may not be changed without shareholder approval and which apply to each of the Portfolios.

The Fund may not:

a)   invest more than 5% of the total  market  value of any  Portfolio's  assets
     (determined at the time of the proposed investment and giving effect thereto) in the securities of any one issuer other than the United States Government, its agencies or instrumentalities;

b) with respect to the U.S. Treasury Portfolio and the Money Market Portfolio, invest more than 25% of the value of the Portfolio's total assets in securities of companies in the same industry (excluding United States government securities and, as to the Money Market Portfolio only, certificates of deposit and bankers' acceptances of domestic banks) and, with respect to the Municipal Portfolio, purchase (i) pollution control and industrial revenue bonds or (ii) securities which are not Municipal Obligations if in either case the purchase would cause more than 25% of the value of the Portfolio's total assets to be invested in companies in the same industry (for the purpose of this restriction wholly-owned finance companies are considered to be in the industry of their parents if their activities are similarly related to financing the activities of their parents);

c) acquire securities that are not readily marketable or repurchase agreements calling for resale within more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such illiquid securities;

d) invest more than 5% of a Portfolio's assets in securities that are subject to underlying puts from the same institution, and no single bank shall issue its letter of credit and no single financial institution shall issue a credit enhancement covering more than 5% of the total assets of the Fund. However, if the puts are exercisable by the Portfolio in the event of default on payment of principal and interest on the underlying security, then the Portfolio may invest up to 10% of its assets in securities underlying puts issued or guaranteed by the same institution; additionally, a single bank can issue its letter of credit or a single financial institution can issue a credit enhancement covering up to 10% of the Portfolio's assets, where the puts offer the Portfolio such default protection;

e) make loans, except that the Fund may purchase for a Portfolio the debt securities described above under "Investment Objectives, Policies and Risks" and may enter into repurchase agreements as therein described;

f) borrow money, unless (i) the borrowing does not exceed 10% of the total market value of the assets of the Portfolio with respect to which the borrowing is made (determined at the time of borrowing but without giving effect thereto) and the money is borrowed from one or more banks as a temporary measure for extraordinary or emergency purposes or to meet unexpectedly heavy redemption requests and furthermore each Portfolio will not make additional investments when borrowings exceed 5% of the Portfolio's net assets or (ii) with respect to the U.S. Treasury Portfolio, otherwise provided herein and permissible under the 1940 Act; and

g) pledge, mortgage, assign or encumber any of a Portfolio's assets except to the extent necessary to secure a borrowing permitted by clause (d) made with respect to a Portfolio.

MANAGEMENT OF THE FUND

Management and Investment
Management Contract

The Fund's Board of Trustees, which is responsible for the overall management and supervision of the Fund, has employed Reich & Tang Asset Management L.P. to serve as the investment manager of the Fund under an Investment Management Contract. The Manager provides persons satisfactory to the Fund's Board of Trustees to serve as officers of the Fund. Such officers, as well as certain other employees and Trustees of the Fund, may be officers of Reich & Tang Asset Management, Inc., the sole general partner of the Manager or employees of the Manager or its affiliates. Due to the services performed by the Manager, the Fund currently has no employees and its officers are not required to devote full-time to the affairs of the Fund. The Statement of Additional Information contains general background information regarding each Trustee and principal officer of the Fund.

The Manager is a Delaware limited partnership and a registered investment advisor, under the 1940 Act, with its principal office at 600 Fifth Avenue, New York, New York 10020.


The Manager, as of June 30, 1997, was investment manager, advisor or supervisor with respect to assets aggregating in excess of $9.3 billion. The Manager acts as manager or administrator of fifteen other registered investment companies and also advises pension trusts, profit-sharing trusts and endowments.

New England Investment Companies, L.P. ("NEICLP") is the limited partner and owner of a 99.5% interest in the Manager. Reich & Tang Asset Management, Inc. (a wholly-owned subsidiary of NEICLP) is the general partner and owner of the remaining .5% interest of the Manager. New England Investment Companies, Inc. ("NEIC"), a Massachusetts Corporation, serves as the sole general partner of NEICLP. Reich & Tang Asset Management L.P. has succeeded NEICLP as the Manager of the Fund.

On August 30, 1996, The New England Mutual Life Insurance Company ("The New England") and Metropolitan Life Insurance Company ("MetLife") merged, with MetLife being the continuing company. The Manager remains an indirect wholly-owned subsidiary of NEICLP, but Reich & Tang Asset Management, Inc., its sole general partner, is now an indirect subsidiary of MetLife. Also, MetLife New England Holdings, Inc., a wholly-owned subsidiary of MetLife, owns approximately 48.5% of the outstanding limited partnership interest of NEICLP and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns approximately 16% of the outstanding partnership units of NEICLP.

MetLife is a mutual life insurance company with assets of $297.6 billion at December 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and service to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.6 trillion at December 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.

NEIC is a holding company offering a broad array of investment styles across a wide range of asset categories through twelve subsidiaries, divisions and affiliates offering a wide array of investment styles and products to institutional clients. Its business units include AEW Capital Management, L.P., Back Bay Advisors, L.P., Graystone Partners, L.P., Harris Associates, L.P., Jurika & Voyles, L.P., Loomis, Sayles & Company, L.P., MC Management, L.P., New England Funds, L.P., New England Investment Associates, Inc., Reich & Tang Asset Management, L.P., Vaughan-Nelson, Scarborough & McConnell, Inc., and Westpeak Investment Advisors, L.P. These affiliates in the aggregate are investment advisors or managers to 69 other registered investment companies.

The merger between The New England and MetLife resulted in an "Assignment" of the Investment Management Contract relating to the Fund. Under the 1940 Act, such an assignment caused the automatic termination of this agreement. On November 28, 1995, the Board of Trustees, including a majority of the trustees who are not interested persons (as defined in the 1940 Act) of the Fund or the Manager, approved a new Investment Management Contract effective August 30, 1996, which has a term which extends to March 31, 1998 and may be continued in force thereafter for successive twelve-month periods beginning each April 1, provided that such majority vote of the Fund's outstanding voting securities or by a majority of the directors who are not parties to the Investment Management Contract or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.

The Investment Management Contract was approved by a majority of the shareholders of the Fund on January 26, 1996 and contains the same terms and conditions governing the Manager's investment management responsibilities as the Fund's previous Investment Management Contract with the Manager, except as to
(i) the date of execution and termination and (ii) an increase in the management fee from .08% to .12% of the Fund's average daily net assets.

The merger and change in control of the Manager is not expected to have any impact upon the Manager's performance of its responsibilities and obligations under the Investment Management Contract.


Pursuant to the Investment Management Contract for each Portfolio, the Manager manages each Portfolio's portfolio of securities and makes the decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund.

Under the Investment Management Contract each of the Portfolios will pay an annual management fee of .12% of such Portfolio's average daily net assets. The management fees are accrued daily and paid monthly. The Manager, at its discretion may voluntarily waive all or a portion of the Management Fee.


Pursuant to an Administrative Services Agreement for each Portfolio, the Manager performs clerical, accounting supervision and office service functions for the Fund and provides the Fund with personnel to (i) supervise the performance of bookkeeping and related services by Investors Fiduciary Trust Company, the Fund's bookkeeping agent; (ii) prepare reports to and filings with regulatory authorities; and (iii) perform such other administrative services as the Fund may from time to time request of the Manager. The personnel rendering such services may be employees of the Manager or its affiliates. The Manager, at its discretion, may voluntarily waive all or a portion of the administrative services fee. For its services under the Administrative Services Agreement, the Manager receives an annual fee of .05% of each Portfolio's average daily net assets. Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares. (See "Distribution and Service Plan" herein.) The fees are accrued daily and paid monthly.


In addition, Reich & Tang Distributors L.P., the Distributor, receives a servicing fee equal to .25% per annum of the average daily net assets of the Class A shares (the "Shareholder Servicing Fee") of the Fund under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly. Investment management fees and operating expenses, which are attributable to both Classes of shares of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding for each Class at the end of the day.

Fees

With respect to each Portfolio, the Manager has voluntarily agreed to waive its management and administrative services fees in whole or in part and reimburse each Portfolio its operating expenses to the extent that: (i) such Portfolio's Class A shares total operating expenses exceed .40%, .425% and .45% of the Class A shares average daily net assets during the first, second and third fiscal years of the Fund, respectively; and (ii) such Portfolio's Class B shares total operating expenses exceed .15%, .175% and .20% of the Class B shares average daily net assets during the first, second and third fiscal years of the Fund, respectively. The Manager therefore receives only that portion of its management and administrative services fees which, when added to all operating expenses does not result in total operating expenses for each Class of shares of each Portfolio exceeding the amounts set forth in the preceding sentence during the first three fiscal years of the Fund. The Manager will not subsequently recoup any portion of the fees so waived or expenses reimbursed. See "Expense Limitation" in the Statement of Additional Information.

DESCRIPTION OF SHARES

The Fund was established as a Massachusetts Business Trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 20, 1994. The Fund has an unlimited authorized number of shares of beneficial interest. These shares are entitled to one vote per share with proportional voting for fractional shares. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares when issued in accordance with the terms of the offering will be fully paid and non-assessable. Shares of the Fund are redeemable at net asset value, at the option of the shareholders.

Each Portfolio of the Fund is subdivided into two classes of shares of beneficial interest, Class A and Class B. Each share, regardless of Class, will represent an interest in the same portfolio of investments and will have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, designations and terms and conditions, except that: (i) the Class A and Class B shares will have different class designations; (ii) only the Class A shares will be assessed a Shareholder Servicing Fee of .25% of the average daily net assets of the Class A shares of the Fund pursuant to the Rule 12b-1 Distribution and Service Plan of the Fund;
(iii) only the holders of the Class A shares will be entitled to vote on matters pertaining to the Plan and any related agreements in accordance with provisions of Rule 12b-1; and (iv) the exchange privilege will permit shareholders to exchange their shares only for shares of the same class of any other Portfolio of the Fund. Payments that are made under the Plans will be calculated and charged daily to the appropriate Class prior to determining daily net asset value per share and dividends/distributions.

Generally, all shares will be voted in the aggregate, except if voting by Class is required by law or the matter involved affects only one Class, in which case shares will be voted separately by Class. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of trustees can elect 100% of the trustees if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Trustees. The Fund's By-laws provide the holders of a majority of the outstanding shares of the Fund present at a meeting in person or by proxy will constitute a quorum for the transaction of business at all meetings.

HOW TO PURCHASE AND REDEEM SHARES

Investors who have accounts with Participating Organizations may invest in the Fund through their Participating Organizations in accordance with the procedures established by the Participating Organizations. Certain Participating Organizations are compensated by the Distributor from its Shareholder Servicing Fee and by the Manager from its management fee for the performance of these services. An investor who purchases shares through a Participating Organization that receives payment from the Manager or the Distributor will become a Class A shareholder. (See "Investments Through Participating Organizations" herein.) All other investors, and investors who have accounts with Participating Organizations but who do not wish to invest in the Fund through their
Participating Organizations, may invest in the Fund directly as Class B shareholders of the Fund and not receive the benefit of the servicing functions performed by a Participating Organization. Class B shares may also be offered to investors who purchase their shares through Participating Organizations who do not receive compensation from the Distributor or the Manager because they may not be legally permitted to receive such as fiduciaries. The Manager pays the expenses incurred in the distribution of Class B shares. Participating Organizations whose clients become Class B shareholders will not receive compensation from the Manager or Distributor for the servicing they may provide to their clients. (See "Direct Purchase and Redemption Procedures" herein.) With respect to both Classes of shares, the minimum initial investment in the Fund with respect to each Portfolio is $1,000,000. The minimum amount for subsequent investments is $10,000 for all shareholders.

The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a sales charge for either sales or redemptions. All transactions in Fund shares are effected through the Fund's transfer agent which accepts orders for purchases and redemptions from the Distributor and from shareholders directly.


In order to maximize earnings on its Portfolios, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve bank (commonly known as "Federal Funds"). Accordingly, the Fund does not accept a subscription or invest an investor's payment in portfolio securities until the payment has been converted into Federal Funds.

Shares will be issued as of the first determination of the Fund's net asset value per share for each Class made after acceptance of the investor's purchase order. An investor's funds will not be invested by the Fund during the period before the Fund's receipt of Federal Funds and its issuance of Fund shares. The Fund reserves the right to reject any purchase order to its shares.


Shares are issued as of 2:30 p.m., New York City time, on any Fund Business Day, as defined herein, on which an order for the shares and accompanying Federal Funds are received by the Fund's transfer agent before 2:30 p.m., New York City time. Orders accompanied by Federal Funds and received after 2:30 p.m., New York City time on a Fund Business Day will not result in share issuance until the following Fund Business Day. Fund shares begin accruing income on the day the shares are issued to an investor.


There is no redemption charge, no minimum period of investment and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check or bank wire. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholder's address of record. If a shareholder elects to redeem all the shares of the Fund he owns, all dividends credited to the shareholder up to the date of redemption are paid to the shareholder in addition to the proceeds of the redemption.


The date of payment upon redemption may not be postponed for more than seven days after shares are tendered for redemption, and the right of redemption may not be suspended, except for any period during which the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Securities and Exchange Commission) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of the shareholders of the Fund.

Redemption requests received by the Fund's transfer agent before 2:30 p.m., New York City time, on any day on which the New York Stock Exchange, Inc. is open for trading become effective at 2:30 p.m. that day. A redemption request received after 2:30 p.m. on any day on which the New York Stock Exchange, Inc. is open for trading becomes effective on the next Fund Business Day. Shares redeemed are not entitled to participate in dividends declared on the day or after the day a redemption becomes effective.

The Fund has reserved the right to redeem the shares of any shareholder if the net asset value of all the remaining shares in his account after a withdrawal is less than $250,000. Written notice of any such mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts. During the notice period any shareholder who receives such a notice may (without regard to the normal $10,000 requirement for an additional investment) make a purchase of additional shares to increase his total net asset value at least to the minimum amount and thereby avoid such mandatory redemption.

The Fund has reserved the right to charge individual shareholder accounts for expenses actually incurred by such account for postage, wire transfers and certain other shareholder expenses, as well as to impose a monthly service charge for accounts whose net asset value falls below the minimum amount.

Investments Through
Participating Organizations

Participant Investors may, if they wish, invest in the Fund through the Participating Organizations with which they have accounts. "Participating Organizations" are securities brokers, banks and financial institutions or other industry professionals or organizations which have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. When instructed by its customer to purchase or redeem Fund shares, the Participating Organization, on behalf of the customer, transmits to the Fund's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to their customers who are shareholders in the Fund each purchase and redemption of Fund shares for the customers' accounts. Also, Participating Organizations may send their customers periodic account statements showing the total number of Fund shares owned by each customer as of the statement closing date, purchases and redemptions of Fund shares by each customer during the period covered by the statement and the income earned by Fund shares of each customer during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures offered to Participant Investors by the Participating Organizations. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than by investing in the Fund directly. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

In the case of qualified Participating Organizations, orders received by the Fund's transfer agent before 2:30 p.m., New York City time, on a Fund Business Day, without accompanying Federal Funds will result in the issuance of shares on that day provided that the Federal Funds required in connection with the orders are received by the Fund's transfer agent before 2:30 p.m., New York City time, on that day. Orders for which Federal Funds are received after 2:30 p.m., New York City time, will not result in share issuance until the following Fund Business Day. Participating Organizations are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.

DIRECT PURCHASE AND
REDEMPTION PROCEDURES

The following purchase and redemption procedures apply to investors who wish to invest in the Fund directly. These investors may obtain the subscription order form necessary to open an account by telephoning the Fund at either 212-830-5220 (within New York State) or at 800-241-3263 (toll free outside New York State).


All shareholders will receive from the Fund a monthly statement listing the total number of shares of each Portfolio owned as of the statement closing date, purchases and redemptions of shares of each Portfolio during the month covered by the statement and the dividends paid on shares of each Portfolio of each shareholder during the statement period (including dividends paid in cash or reinvested in additional shares of each Portfolio). Certificates for Fund shares will not be issued to an investor.


Initial Purchase of Shares

Mail

Investors may send a check made payable to the Fund along with a completed subscription order form to:


    Institutional Daily Income Fund
    c/o Reich & Tang Funds
    600 Fifth Avenue-8th Floor
    New York, New York 10020


Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member bank of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds and to be invested in Fund shares. An investor's subscription will not be accepted until the Fund receives Federal Funds.

Bank Wire

To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor should first obtain a new account number by telephoning the Fund at either 212-830-5220 (within New York State) or at 800-241-3263
(outside New York State) and then instruct a member commercial bank to wire money immediately to:

For U.S. Treasury Portfolio

    Investors Fiduciary Trust Company
    ABA #101003621
    Reich & Tang Funds
    DDA #890752-951-1
    For Institutional Daily Income Fund
    U.S. Treasury Portfolio
    Account of (Investor's Name)
    Fund Account # ____________________
    SS #/Tax I.D.#   ____________________


For Money Market Portfolio

    Investors Fiduciary Trust Company
    ABA #101003621
    Reich & Tang Funds

    DDA #890752-951-1
    For Institutional Daily Income Fund
    Money Market Portfolio
    Account of (Investor's Name)
    Fund Account #____________________
    SS #/Tax I.D.#_____________________

For Municipal Portfolio

    Investors Fiduciary Trust Company
    ABA #101003621
    Reich & Tang Funds
    DDA #890752-951-1
    For Institutional Daily Income Fund
    Municipal Portfolio
    Account of (Investor's Name)
    Fund Account #____________________
    SS #/Tax I.D.#_____________________

The investor should then promptly complete and mail the subscription order form.

An investor planning to wire funds should instruct his bank early in the day so the wire transfer can be accomplished the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 2:30 p.m., New York City time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Redemption of Shares


A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Class of each Portfolio following receipt by the Fund's transfer agent of the redemption order. Normally payment for redeemed shares is made on the Fund
Business Day the redemption is effected, provided the redemption request is received prior to 2:30 p.m., New York City time and on the next Fund Business Day if the redemption request is received after 2:30 p.m., New York City time. However, redemption requests will not be effected unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, currently considered by the Fund to occur within 15 days after investment.


A shareholder's original subscription order form permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original subscription order form by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee. When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's transfer agent's standards and procedures.

Written Requests

Shareholders may make a redemption in any amount by sending a written request to:


    Institutional Daily Income Fund
    c/o Reich & Tang Funds
    600 Fifth Avenue-8th Floor
    New York, New York 10020


All written requests for redemption must be signed by the shareholder with signature guaranteed. Normally the redemption proceeds are paid by check mailed to the shareholder of record.

Telephone

The Fund accepts telephone requests for redemption from shareholders who elect this option. The proceeds of a telephone redemption will be sent to the shareholder at his address or to his bank account as set forth in the subscription order form or in a subsequent signature guaranteed written authorization. Redemptions following an investment by check will not be effected until the check has cleared, which could take up to 15 days after investment. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service, and thus shareholders risk possible loss of dividends in the event of a telephone redemption not authorized by them. Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. The failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days written notice to shareholders.

A shareholder making a telephone withdrawal should call the Fund at 212-830-5220; outside New York State at 800-241-3263 and state (i) the name of the shareholder appearing on the Fund's records, (ii) his account number with the Fund, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually, the proceeds are sent to the investor on the same Fund Business Day the redemption is effected, provided the redemption request is received prior to 2:30 p.m., New York City time and on the next Fund Business Day if the redemption request is received after 2:30 p.m., New York City time.

Exchange of Shares


An investor may, without cost, exchange shares of the same Class from one Portfolio of the Fund into the same Class of shares of any other Portfolio of the Fund, subject to the $1,000,000 minimum initial investment requirement per Portfolio, the availability of such shares and the maintenance of the suggested minimum balance of $250,000. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one Portfolio and purchases of another Portfolio; and the Portfolio's purchase and redemption procedures and requirements are applicable to exchanges. An exchange pursuant to this exchange privilege is treated for federal income tax purposes as a sale on which a shareholder may realize a taxable gain or loss. See "Purchase and Redemption of Shares" herein.


The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold. Before making an exchange, the investor should review the current prospectus of the investment company into which the exchange is being made. Prospectuses may be obtained by contacting Reich & Tang Distributors L.P. at the address or telephone number listed on the cover of this Prospectus.

Instructions for exchange may be made in writing to the Transfer Agent at the appropriate address listed herein or, for shareholders who have elected that option, by telephone. The Fund reserves the right to reject any exchange request and will notify shareholders accordingly.

DISTRIBUTION AND SERVICE PLAN

Pursuant to Rule 12b-1 under the 1940 Act, the Securities and Exchange Commission has required that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by Rule 12b-1. Effective January 26, 1995, the Fund's Board of Trustees and Class A shareholders adopted a distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund and Reich & Tang Distributors L.P. (the "Distributor") entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only).

Reich & Tang Asset Management, Inc. serves as the sole general partner for both Reich & Tang Asset Management L.P. and Reich & Tang Distributors L.P., and Reich & Tang Asset Management L.P. serves as the sole limited partner of the Distributor.

Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and, for nominal consideration and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.

Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Class A shares, a service fee equal to .25% per annum of the Class A shares' average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholder services and for the maintenance of shareholder accounts. The fee is accrued daily and paid monthly and any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Class A shares of the Fund. The Class B shareholders do not receive the benefit of such services from Participating Organizations and, therefore, will not be assessed a Shareholder Servicing Fee.


The Plan and the Shareholder Servicing Agreement provide that, in addition to the Shareholder Servicing Fee, the Fund will pay for (i) telecommunication expenses including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Class A shares and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee and past profits for the following purposes: (i) to defray the costs of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Class A shares of the Fund; (ii) to compensate certain Participating Organizations for providing assistance in distributing the Class A shares; and (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's Class A shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee (with respect to Class A shares) and past profits, for the purposes enumerated in (i) above. The Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract in effect for that year or under the Shareholder Servicing Agreement in effect for that year.

For the fiscal year ended March 31, 1997, the total amount spent pursuant to the Plan for the Money Market Portfolio was .25% of the average daily net assets of the Fund, of which .25% of the average daily net assets was paid by the Fund to the Distributor. Pursuant to the Shareholder Servicing Agreement an amount representing .25% of the average daily net assets was paid by the Manager (which may be deemed an indirect payment by the Fund). For the fiscal year ended March 31, 1997, the total amount spent pursuant to the Plan for the U.S. Treasury Portfolio was .26% of the average daily net assets of the Fund, of which .25% of the average daily net assets was paid by the Fund to the Distributor. Pursuant to the Shareholder Servicing Agreement no payments were made by the Manager.


The Glass-Steagall Act and other applicable laws and regulations prohibit banks and other depository institutions from engaging in the business of underwriting, selling or distributing most types of securities. However, in the opinion of the Manager based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the shareholder servicing and related administrative functions referred to above. The Fund's Board of Trustees will consider appropriate modifications to the Fund's operations, including discontinuance of any payments then being made under the Plan to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services. It is not anticipated that the discontinuance of payments to such an institution would result in loss to shareholders or change in the Fund's net asset value. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same Class shares of the applicable Portfolio having an aggregate net asset value as of the payment date of such dividend or distribution equal to the cash amount of such dividend or distribution. Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election, the Fund will make the distribution in shares. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.

While it is intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Except as described herein, each Portfolio's net investment income (including net realized short-term capital gains, if any) will be declared as a dividend on each Fund Business Day. The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day. The Fund generally pays dividends monthly after the close of business on the last calendar day of each month or after the close of business on the previous Fund Business Day if the last calendar day of each month is not a Fund Business Day. Capital gains distributions, if any, will be made at least annually, and in no event later than 60 days after the end of the Fund's fiscal year. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

The Class A shares will bear the Shareholder Servicing Fee under the Plan. As a result, the net income of and the dividends payable to the Class A shares will be lower than the net income of and dividends payable to the Class B shares of the Fund. Dividends paid to each Class of shares of the Fund will, however, be declared and paid on the same days at the same times and, except as noted with respect to the Shareholder Servicing Fee payable under the Plan, will be determined in the same manner and paid in the same amounts.

The Fund intends to qualify for and elect special treatment applicable to a "regulated investment company" under the Internal Revenue Code of 1986, as amended, for each Portfolio. To qualify as a regulated investment company, each Portfolio must meet certain complex tests concerning its investments and distributions. For each year a Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on income distributed to its shareholders in the form of dividends or capital gains distributions. Additionally, each Portfolio will not be subject to a federal excise tax if the Portfolio distributes at least 98% of its ordinary income and 98% of its capital gain income to its shareholders. Dividends of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income but will not be eligible, in the case of corporate shareholders, for the dividend-received deduction.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In connection with this withholding requirement, a shareholder will be asked to certify on his application that the social security or tax identification number provided is correct and that the shareholder is not subject to 31% backup withholding for previous underreporting to the IRS.

Distributions from the United States Government Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof may be exempt from state and local taxes in certain states. Investors should consult their own tax advisors regarding specific questions as to Federal, state or local taxes.

NET ASSET VALUE

The Fund determines the net asset value of the shares of each Portfolio (computed separately for each Class of shares) of the Fund as of 2:30 p.m., New York City time, by dividing the value of each Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding of that Portfolio at the time the determination is made. The Fund determines its net asset value on each Fund Business Day. Fund Business Day for this purpose means any day on which the Fund's custodian is open for trading. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order. (See "Purchase and Redemption of Shares" and "Other Purchase and Redemption Procedures" herein.)


In order to maintain a stable net asset value per share for each Class of $1.00, the Fund's portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, except that if fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated to prevent any material dilative effect on investors. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold. There is no assurance that the Portfolios will maintain a stable net asset value per share of $1.00.


GENERAL INFORMATION

The Fund was established as a Massachusetts business trust under the laws of Massachusetts on January 20, 1994 and it is registered with the Securities and Exchange Commission as a diversified, open-end management investment company.

The Fund prepares semi-annual unaudited and annual audited reports which include a list of investment securities held by the Fund and which are sent to shareholders.

Under Massachusetts law, trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declaration of Trust of the Fund provides that no trustee or shareholder will be personally liable for obligations of the Fund and that every written contract made by the Fund must contain a provision to that effect. If any trustee or shareholder were required to pay any liability of the Fund, that person would be entitled to reimbursement from the general assets of the Fund.

For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund's Registration Statement filed with the Securities and Exchange Commission and copies thereof may be obtained upon payment of certain duplicating fees.

CUSTODIAN AND TRANSFER AGENT


Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, is the custodian for the Fund's cash and securities. Reich & Tang Services L.P., 600 Fifth Avenue, New York, New York 10020 is the transfer agent and dividend agent for the shares of the Fund. The Fund's custodian and transfer agent do not assist in, and are not responsible for, investment decisions involving assets of the fund.

                     TABLE OF CONTENTS



Table of Fees and Expenses...........................
Financial Highlights.................................             INSTITUTIONAL
Introduction.........................................                  DAILY
Investment Objectives,                                                INCOME
 Policies and Risks..................................                  FUND
   U.S. Treasury Portfolio...........................
   Money Market Portfolio............................
   Municipal Portfolio...............................               PROSPECTUS
 Risk Factors and Additional                                      August 1, 1997
   Investment Information............................
Investment Restrictions..............................
Management of the Fund...............................
Description of Shares................................
How to Purchase and Redeem Shares....................
 Investments Through
    Participating Organizations......................
Direct Purchase and
   Redemption Procedures ............................
   Initial Purchase of Shares........................
   Redemption of Shares..............................
   Exchange of Shares................................
Distribution and Service Plan........................
Dividends, Distributions and Taxes...................
Net Asset Value......................................
General Information .................................
Custodian and Transfer Agent.........................

PINNACLE SHARES OF
INSTITUTIONAL                                                    P.O. Box 260208
DAILY INCOME FUND                                          Encino, CA 91426-0208
PROSPECTUS                                                        (818) 906-0881



August 1, 1997


The Institutional Daily Income Fund (the "Fund") is composed of the U.S. Treasury Portfolio, the Money Market Portfolio and the Municipal Portfolio (each a "Portfolio", collectively, the "Portfolios") designed to meet the short-term investment needs of corporate and institutional investors ("Institutional Investors"). There are no sales loads, exchange or redemption fees associated with the Fund. This Prospectus relates exclusively to the Pinnacle Shares of the Fund ("Pinnacle Shares").



The Fund offers two classes of shares to the general public, however only Class B shares are offered by this Prospectus. The Class A shares of the Fund are subject to a service fee pursuant to the Fund's Rule 12-b1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to Class A shareholders for which they receive compensation from the Manager and the Distributor. The Class B shares of the Fund are not subject to a service fee and either are sold directly to Institutional Investors or are sold through financial intermediaries that do not receive compensation from the Manager or Distributor. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of the Fund. See "Description of Shares."


U.S. Treasury Portfolio - seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity and maintain a stable net asset value of $1 per share by investing solely in U.S. Treasury obligations and in other obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less.

Money Market Portfolio - seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity and maintain a stable net asset value of $1 per share by investing in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, securities issued or guaranteed by the United States Government, its agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities.

Municipal Portfolio - seeks to maximize current tax exempt income to the extent consistent with the preservation of capital and the maintenance of liquidity and maintain a stable net asset value of $1 per share by investing in a portfolio of obligations issued by states, territories and possessions of the United States and their political subdivisions, public authorities and other entities authorized to issue debt, the interest on which is exempt from regular federal income taxes. This Portfolio has not yet been activated and is not offered for sale or distribution.


This Prospectus sets forth concisely the information about each Portfolio that prospective investors will find helpful in making their investment decisions. Additional information about each Portfolio, including additional information concerning risk factors relating to an investment in each Portfolio, has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling or writing the Fund at the above address. The "Statement of Additional Information" bears the same date as this Prospectus and is incorporated by reference into this Prospectus in its entirety. The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information and other reports and information regarding the Fund which have been filed electronically with the Securities and Exchange Commission.

Reich & Tang Asset Management L.P. acts as Manager of the Fund and Reich & Tang Distributors L.P. acts as Distributor of the Fund's shares. Reich & Tang Asset Management L.P. is a registered investment adviser. Reich & Tang Distributors L.P. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.



Investors should be aware that the Pinnacle Shares may not be purchased other than through certain securities dealers with whom Cowles, Sabol & Co. has entered into agreements for this purpose, directly from Cowles, Sabol & Co. or through certain "Participating Organizations" (see "Investments Through Participating Organizations") with whom they have accounts. Pinnacle Shares have been created for the primary purpose of providing a short-term investment product for customers of Cowles, Sabol & Co. Shares of the Fund other than the Pinnacle Shares are offered pursuant to a separate prospectus.


                       MINIMUM INITIAL PURCHASE $1,000,000

An investment in the Fund is neither insured nor guaranteed by the United States Government. Each Portfolio seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, and to value its investment portfolio at amortized cost and maintain a net asset value of $1.00 per share. There can be no assurance that the Fund's objectives will be achieved or that the Fund's stable net asset value of $1.00 per share can be maintained.


Shares in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

This Prospectus should be read and retained by investors for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           TABLE OF FEES AND EXPENSES
Annual Fund Operating Expenses
(as a percentage of average net assets)

                                                     Money                     U.S.
                                                    Market                   Treasury                Municipal
                                                   Portfolio                 Portfolio              Portfolio**
                                              Class A        Class B          Class A      Class B    Class A      Class B

Management Fees - After Fee Waiver *             .05%        .05%              .08%        .08%        .08%           .08%
12b-1 Fees                                       .25%        None              .25%        None        .25.%           None
Other Expenses - After Reimbursement *           .12%        .12%              .09%        .09%        .12%            .12%
     Administration Fees - After Fee Waiver* .02% ____  .02% ____        .02%  ____    .02% ____   .00% ____     .00%  ____

Total Fund Operating Expenses - After Fee
Waivers and Reimbursements*                      .42%        .17%               .42%        .17%        .45%        .20%
                                                 ====        ====               ====        ====        ====        ====


                                                     Money                     U.S.
                                                    Market                   Treasury                Municipal
                                                   Portfolio                 Portfolio              Portfolio**
                                              Class A        Class B    Class A      Class B     Class A   Class B
EXAMPLE
You would pay the following expenses on
a $1,000 investment,  assuming 5% annual
return and redemption at the end of each

time period:     1 year                          $ 4          $2           $4          $2          $5          $2
                 3 years                         $13          $5          $13          $5         $14          $6
                 5 years                         $24         $10          $24         $10         $25         $11
                10 years                         $53         $22          $53         $22         $57         $26

The purpose of the above fee table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For a further discussion of these fees see "Management of the Fund" and "Distribution and Service Plan" herein. The expenses shown for the U.S. Treasury Portfolio Class A shares are at levels anticipated for the current fiscal year. With respect to both the Class A shares and the Class B shares, the Manager has agreed to waive all of its Management and Administration Fees and reimburse each Portfolio its operating expenses to the extent necessary to maintain the total expense ratio of each Portfolio during the first three years of the Fund at a maximum of .40%, .425% and .45% of the Class A shares' average daily net assets and at a maximum of .15%, .175% and .20% of the Class B shares' average daily net assets, respectively. In addition, the Manager has voluntarily reimbursed the expenses of the Money Market Portfolio to a level below the agreed maximum. Effective August 30, 1996, the shareholders of the Fund approved an increase in the Management Fee from .08% to .12% of the Fund's average daily net assets. The figures set forth in this fee table are based on the audited financials of the fiscal year ending March

31, 1997, except for those expenses which, as indicated, are at levels anticipated for the current fiscal year. Absent such waivers, Management and Administration Fees for the Money Market Portfolio and U.S. Treasury Portfolio would have been .12 % and .05%, respectively, for both Class A and Class B shares. Absent such fee waivers, Total Fund Operating Expenses for the Money Market Portfolio for the Class A and Class B shares would have been . 52% and
 .27%, respectively. Absent such fee waivers, Total Fund Operating Expenses for the U.S. Treasury Portfolio for the Class A and Class B shares would have been
 .49% and .24%, respectively.

The figures reflected in this example should not be considered to be a representation of past or future expenses. Actual expenses may be greater or less than those shown above.

* Reimbursement applies only to Money Market Portfolio, waivers apply to both Money Market and U.S. Treasury Portfolios.

** At this time, the Municipal Portfolio of the Fund has not yet been activated by the Manager and expenses shown are at levels anticipated for the current fiscal year.




                              FINANCIAL HIGHLIGHTS

The following financial highlights of the Money Market Portfolio of Institutional Daily Income Fund have been audited by McGladrey & Pullen, LLP, Independent Certified Public Accountants whose report thereon appears in the Statement of Additional Information and may be obtained by shareholders upon request. The Money Market Portfolio and the U.S. Treasury Portfolio were the only activated portfolios of the Fund as of March 31, 1997.


                                                                       Money Market Portfolio
                                                          For the Year                   April 6, 1995
CLASS A                                                      Ended                (Commencement of Sales) to
                                                        March 31, 1997                  March 31, 1996
                                                        --------------                  --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........            $        1.00                   $        1.00
                                                        --------------                  -------------
Income from investment operations:
   Net investment income....................                     0.050                           0.054
Less distributions:
   Dividends from net investment income.....            (        0.050)                 (        0.054)
                                                         -------------                   -------------
Net asset value, end of period..............            $        1.00                   $        1.00
                                                        ==============                  =============
Total Return................................                     5.16%                           5.58%*
Ratios/Supplemental Data
Net assets, end of period (000).............            $       38,220                  $          5
Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)                  0.42%+                          0.41%*+
   Net investment income....................                     5.07%                           5.46%*
Expenses paid indirectly....................                     0.01%                           0.04%
Management and administration fees waived...                     0.09%                           0.13%
Expenses reimbursed.........................                   ---                               0.03%




                                                                      Money Market Portfolio
                                                                                                   April 14, 1994

                                                      For the Year Ended March 31,       (Commencement of Operations)

CLASS B                                             1997                      1996                 March 31, 1995
-------                                         -------------            -------------             --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........    $        1.00                     $1.00                     $1.00
                                                -------------------------         -----------------         -----
Income from investment operations:
   Net investment income....................             0.053                    0.057                     0.045
Less distributions:

   Dividends from net investment income.....    (        0.053)                   (0.057           )           (0.045)
                                                 -------------                     ----------------             ------

Net asset value, end of period..............    $        1.00                     $1.00                     $1.00
                                                =========================         =================         =====
Total Return................................             5.42%                    5.85%                     5.16%*
Ratios/Supplemental Data
Net assets, end of period (000).............    $     158,525            $     127,282             $       35,857
Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)          0.17%+                   0.16%+                    0.02%*
   Net investment income....................             5.29%                    5.64%                     5.14%*
Expenses paid indirectly....................             0.01%                    0.04%                   ---
Management and administration fees waived...             0.09%                    0.13%                     0.13%
Expenses reimbursed.........................           ---                        0.03%                     0.25%

*  Annualized
+  Includes expenses paid indirectly.




                              FINANCIAL HIGHLIGHTS

The following financial highlights of the U.S. Treasury Portfolio of Institutional Daily Income Fund have been audited by McGladrey & Pullen, LLP, Independent Certified Public Accountants whose report thereon appears in the Statement of Additional Information and may be obtained by shareholders upon request. The Money Market Portfolio and the U.S. Treasury Portfolio were the only activated portfolios of the Fund as of March 31, 1997.

                                                                     U.S. Treasury Portfolio
                                                          For the Year                 November 29, 1995
CLASS A                                                      Ended              (Commencement of Operations) to
                                                         March 31, 1997                 March 31, 1996
                                                         --------------                 --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........              $      1.00                   $        1.00
                                                          ------------                  -------------
Income from investment operations:
   Net investment income....................                     0.049                           0.017
Less distributions:
   Dividends from net investment income.....              (      0.049)                 (        0.017)
                                                           -----------                   -------------
Net asset value, end of period..............              $      1.00                   $        1.00
                                                          ============                  =============
Total Return................................                     5.00%                           5.18%*

Ratios/Supplemental Data
Net assets, end of period (000).............              $    310,290                  $    291,747
Ratios to average net assets:
   Expenses (net of fees waived)............                     0.42%+                          0.43%*
   Net investment income....................                     4.89%                           5.07%*
Expenses paid indirectly....................                     0.01%                          --
Management and administration fees waived...                     0.05%                           0.08%



                                                      U.S. Treasury Portfolio
                                                       November 18, 1996
CLASS B                                            (Commencement of Sales) to
                                                         March 31, 1997
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........             $       1.00
                                                         ------------
Income from investment operations:
   Net investment income....................                     0.019
Less distributions:
   Dividends from net investment income.....             (       0.019)
                                                          ------------
Net asset value, end of period..............             $       1.00
                                                         ============
Total Return................................                     5.27%*
Ratios/Supplemental Data
Net assets, end of period (000).............            $        7,799
Ratios to average net assets:
   Expenses (net of fees waived)............                     0.17%*+
   Net investment income....................                     5.14%*
Expenses paid indirectly....................                     0.01%
Management and administration fees waived...                     0.05%
*    Annualized
+    Includes expenses paid indirectly.



INTRODUCTION

Institutional Daily Income Fund (the "Fund") is a no-load, diversified, open-end management investment company offering investors three managed portfolios of money market instruments (the "Portfolios") together with a high degree of liquidity. The net asset value of each Fund share is expected to remain constant at $1.00, although this cannot be assured.

The investment objective of the Fund is, in accordance with the investment policies of each of the Fund's Portfolios, to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. There is no assurance that the Fund will achieve its investment objective. The investment objective of the Fund may not be changed without shareholder approval.

The U.S. Treasury Portfolio attempts to achieve its objective through investments limited to U.S. Treasury obligations and other obligations that are issued or guaranteed by the U.S. Government and that are backed by the full faith and credit of the United States with maturities of 397 days or less and repurchase agreements backed by such obligations calling for resale in 397 days or less. The Money Market Portfolio attempts to achieve its objective through investment in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, securities issued or guaranteed by the United States Government, its agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the forgoing securities. The Municipal Portfolio attempts to achieve its objective through investment in a portfolio of obligations issued by states, territories and possessions of the United States and political subdivisions, public authorities and other entities authorized to issue debt, the interest on which is exempt from regular federal income tax. Each Portfolio seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, and to value its investment portfolio at amortized cost and maintain a net asset value of $1.00 per share. There can be no assurance that this value will be maintained.

The Fund's investment manager is Reich & Tang Asset Management L.P. (the "Manager"), which is a registered investment advisor and which currently acts as manager or administrator to fifteen other open-end management investment companies. (See "Management of the Fund" herein.) The Fund's shares are distributed through Reich & Tang Distributors L.P. (the "Distributor"), with whom the Fund has entered into a Distribution Agreement and Shareholder
Servicing Agreement (with respect to Class A shares of the Fund only) pursuant to the Fund's distribution and service plan adopted under Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). (See "Distribution and Service Plan" herein.)


On any day on which Investors Fiduciary Trust Company, the Fund's custodian (the "Custodian") is open for trading ("Fund Business Day"), investors may, without charge by the Fund, initiate purchases and redemptions of shares of the Fund's common stock at their net asset value, which will be determined daily. (See "How To Purchase and Redeem Shares" and "Net Asset Value" herein.) Dividends from accumulated net income are declared by the Fund on each Fund Business Day. The Fund pays interest dividends monthly on the last calendar day of the month or, if the last calendar day of the month is not a Fund Business Day, on the preceding Fund Business Day.


Net capital gains, if any, will be distributed at least annually, and in no event later than within 60 days after the end of the Fund's fiscal year. All dividends and distributions of capital gains are automatically invested in additional shares of the same class of the Fund unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash. (See "Dividends, Distributions and Taxes" herein.)

The Fund currently has three Portfolios but only the Money Market Portfolio and the U.S. Treasury Portfolio have been activated by the Manager. The Board of Trustees of the Fund may in the future determine to establish additional portfolios, each of which will be consistent with the investment objectives of the Fund. Set forth below are the investment policies for each of the Fund's current Portfolios. The investment policies for the Money Market Portfolio, as well as for any portfolios which the Board of Trustees may determine to establish in the future, may be changed by the Board of Trustees of the Fund without shareholder approval. The investment policies for the U.S. Treasury Portfolio and the Municipal Portfolio may not be changed without shareholder approval.

The Fund may from time to time advertise its current yield and effective yield for each Portfolio (computed separately for each Class of shares). The Fund's current yield is calculated by dividing its average daily net income per share of each Portfolio (excluding realized gains or losses) for a recent seven-day period by its constant net asset value per share of $1.00 and annualizing the result on a 365-day basis. The Fund's effective yield is calculated by increasing its current yield according to a formula that takes into account the compounding effect of the reinvestment of dividends. The Class A shares of each Portfolio will generally have a lower yield than the Class B shares due to the expenses attributable to the Class A Shares which are not attributable to the Class B shares, under the Fund's Distribution and Service Plan. Any fees charged by a Participating Organization directly to a customer's account will not be included in yield calculations. See "How to Purchase and Redeem Shares - Investments through Participating Organizations."

An investment in the Portfolios of the Fund entails certain risks, including risks associated with the purchase of when-issued securities, repurchase agreements and with privately placed securities. With respect to the Money Market Portfolio, certain risks are associated with the purchase of foreign issues. Risk factors for each Portfolio are further described under "Risk Factors and Additional Investment Information" herein.

Pinnacle Shares have been created for the primary purpose of providing a short-term investment product for investors who purchase shares directly from Cowles, Sabol & Co., through dealers with whom Cowles, Sabol & Co. has entered into agreements for this purpose or through certain "Participating Organizations" (see "Investments though Participating Organizations") with whom they have accounts. Pinnacle Shares are identical to other shares of the Fund, which are offered pursuant to a separate prospectus, with respect to investment objectives and yield, but differ with respect to certain other matters.

INVESTMENT OBJECTIVES,
POLICIES AND RISKS

U.S. Treasury Portfolio

The U.S. Treasury Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments limited to (i) U.S. Treasury obligations and other obligations that are issued or guaranteed by the Government and that are backed by the full faith and credit of the United States, provided that those obligations have a remaining maturity of 397 days or less and (ii) repurchase agreements backed by such, calling for resale in 397 days or less.

The investment policies of the U.S. Treasury Portfolio may produce a lower yield than a policy of investing in other types of money market instruments. The yield of the U.S. Treasury Portfolio is likely to be lower than the yield of the Money Market Portfolio.

Permitted Investments:

United States Treasury Obligations: Obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

Other United States Government Obligations: Marketable securities and instruments issued or guaranteed by the full faith and credit of the United States Government. Such obligations that are guaranteed by the full faith and credit of the United States Government include obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration.

Money Market Portfolio

The Money Market Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in the securities described below, provided they have a remaining maturity of 397 days or less or are subject to a repurchase agreement calling for resale in 397 days or less. Investments in short-term instruments may, in some circumstances, result in a lower yield than would be available from investments in instruments with a longer term.

Permitted Investments:

United States Government Securities: Short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality. Although obligations of federal agencies and instrumentalities are not debts of the United States Treasury, in some cases payment of interest and principal on such obligations is guaranteed by the United States Government, e.g., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business

Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligations of the Federal Home Loan Bank System and the Federal Farm Credit Bank.

Domestic and Foreign Bank Obligations: Certificates of deposit, time deposits, commercial paper, bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks and corporate instruments supported by bank letters of credit. See "Risk Factors and Additional Investment Information" herein. Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits and certificates of deposit which may be held by the Portfolio will not benefit from insurance from the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The Money Market Portfolio limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies. The Money Market Portfolio limits its investments in obligations of domestic and foreign branches of foreign banks to dollar-denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets and which are considered by the Fund's Board of Trustees to be First Tier Eligible Securities (as defined below) at the time of acquisition. The Money Market Portfolio generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Money Market Portfolio's investment decisions and the Money Market Portfolio may invest in bank instruments issued by institutions which the Board of Trustees believes present minimal credit risks.

U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations). The Money Market Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Money Market Portfolio will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Fund's total assets at the time of purchase.

Eurodollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable domestic obligations of domestic issuers, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on those obligations, that the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, that there may be difficulties in enforcing a judgment against a foreign issuer or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

Since the Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Portfolio may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in debt obligations of the United States and domestic issuers, although such obligations may be higher yielding when compared to the securities of the United States and domestic issuers. In making foreign investments, therefore, the Money Market Portfolio will give appropriate consideration to the following factors, among others.

Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States. The issuers of some of these securities, such as bank obligations, may be subject to less stringent or different regulation than are United States issuers. In addition, there may be less publicly available information about a non-United States issuer and non-United States issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to United States issuers.

Because evidences of ownership of such securities usually are held outside the United States, the Money Market Portfolio will be subject to additional risks which include possible adverse political and economic developments, possible seizure or nationalization of foreign deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities or might restrict the payment of principal and interest to the issuer, whether from currency blockage or otherwise.

Furthermore, some of these securities may be subject to stamp or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale. Income earned or received by the Money Market Portfolio from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. The Manager will attempt to minimize such taxes by the timing of transactions and other strategies, but there can be no assurance that such efforts will be successful. All such taxes paid by the Money Market Portfolio will reduce its net income available for distribution to shareholders. The Manager will consider available yields, net of any required taxes, in selecting foreign securities.

Variable Amount Master Demand Notes: unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

Commercial Paper and Certain Debt Obligations: commercial paper or short-term debt obligations that have been determined by the Fund's Board of Trustees to present minimal credit risks and that are First Tier Eligible Securities (as defined below) at the time of acquisition, so that the Money Market Portfolio is able to employ the amortized cost method of valuation. Commercial paper generally consists of short-term unsecured promissory notes issued by corporations, banks or other borrowers.


The Money Market Portfolio may only purchase securities that have been determined by the Fund's Board of Trustees to present minimal credit risks and that are First Tier Eligible Securities at the time of acquisition. The term First Tier Eligible Securities means (i) securities that have remaining maturities of 397 days or less and are rated in the highest short-term rating category by any two nationally recognized statistical rating organizations ("NRSROs") or in such category by the only NRSRO that has rated the securities (collectively, the "Requisite NRSROs") (acquisition in the latter situation must also be ratified by the Board of Trustees); (ii) securities that have remaining maturities of 397 days or less but that at the time of issuance were long-term securities and whose issuer has received from the Requisite NRSROs a rating with respect to comparable short-term debt in the highest short-term rating category; and (iii) unrated securities determined by the Fund's Board of Trustees to be of comparable quality. Where the issuer of a long-term security with a remaining maturity which would otherwise qualify it as a First Tier Eligible Security does not have rated short-term debt outstanding, the long-term security is treated as unrated but may not be purchased if it has a long-term rating from any NRSRO that is below the two highest long-term categories. A determination of comparability by the Board of Trustees is made on the basis of its credit evaluation of the issuer, which may include an evaluation of a letter of credit, guarantee, insurance or other credit facility issued in support of the securities or participation certificates. While there are several organizations that currently qualify as NRSROs, two examples of NRSROs are Standard & Poor's Rating Services, a division of the McGraw-Hill Companies ("S&P") and Moody's Investors Service, Inc. ("Moody's"). The two highest ratings by Moody's for debt securities are "Aaa" and "Aa" or by S&P are "AAA" and "AA". The highest rating for domestic and foreign commercial paper is "Prime-1" by Moody's or "A-1" by S&P and "SP-1/AA" by S&P or "VMIG-1" and "VMIG-2" by Moody's in the case of variable and floating rate demand notes. (See "Description of Ratings" in the Statement of Additional Information.)


Subsequent to its purchase by the Portfolio, the quality of an investment may cease to be rated or its rating may be reduced so that it ceases to be a First Tier Eligible Security. If this occurs, the Board of Trustees of the Fund shall reassess promptly whether the security presents minimal credit risks and shall cause the Portfolio to take such action as the Board of Trustees determines is in the best interest of the Portfolio and its shareholders. However, reassessment is not required if the security is disposed of or matures within five business days of the Manager becoming aware of the new rating and provided further that the Board of Trustees is subsequently notified of the Manager's actions.

In addition, in the event that a security (1) is in default, (2) ceases to be an eligible investment under Rule 2a-7 or (3) is determined to no longer present minimal credit risks, the Portfolio will dispose of the security absent a determination by the Fund's Board of Trustees that disposal of the security would not be in the best interest of the Portfolio. In the event that the security is disposed of, it shall be disposed of as soon as practicable, consistent with achieving an orderly disposition by sale, exercise of any demand feature, or otherwise. In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of the Portfolio's total assets, the Fund shall promptly notify the Securities and Exchange Commission of such fact and of the actions that the Fund intends to take in response to the situation.

The Money Market Portfolio may enter into repurchase agreements providing for resale in 397 days or less covering any of the foregoing securities which may have maturities in excess of 397 days, provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Money Market Portfolio.

Municipal Portfolio

The Municipal Portfolio seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with the preservation of capital and maintenance of liquidity by investing at least 80% of its assets in a diversified portfolio of high quality, short-term municipal obligations the interest income from which is exempt from regular federal income taxes ("Municipal Securities"). Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Municipal Securities to regular federal income taxation, existing law excludes such interest from regular federal income tax. However, "exempt-interest dividends" may be subject to the federal alternative minimum tax. Securities, the interest income on which may be subject to the federal alternative minimum tax (including participation certificates in such securities), may be purchased by the Fund without limit. Securities, the interest income on which is subject to regular federal, state and local income tax, will not exceed 20% of the value of the Fund's total assets. (See "Dividends, Distributions and Taxes" herein.)

Permitted Investments:

Municipal Securities: Obligations which include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of private activity bonds or industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from federal income tax in the opinion of bond counsel. However, interest on certain Municipal Securities may give rise to federal alternative minimum tax liability and may have other collateral federal income tax consequences.

The Portfolio may only purchase Municipal Securities that have been determined by the Fund's Board of Trustees to present minimal credit risks and that are First Tier Eligible Securities at the time of acquisition. The term First Tier Eligible Securities means (i) Municipal Securities with remaining maturities of 397 days or less and rated in the two highest short-term rating categories by any two NRSROs or in such categories by the only NRSRO that has rated the Municipal Securities (collectively, the "Requisite NRSROs") (acquisition in the latter situation must also be ratified by the Board of Trustees); (ii) Municipal Securities with remaining maturities of 397 days or less but that at the time of issuance were long-term securities (i.e., with maturities greater than 366 days) and whose issuer has received from the Requisite NRSROs a rating with respect to comparable short-term debt in the highest rating category and (iii) unrated Municipal Securities determined by the Fund's Board of Trustees to be of comparable quality. Where the issuer of a long-term security with a remaining maturity which would otherwise qualify it as a First Tier Eligible Security does not have rated short-term debt outstanding, the long-term security is treated as unrated but may not be purchased if it has a long-term rating from any NRSRO that is below the two highest long-term rating categories. A determination of comparability by the Board of Trustees is made on the basis of its credit evaluation of the issuer, which may include an evaluation of a letter of credit, guarantee, insurance or other credit facility issued in support of the Municipal Securities. The two highest ratings by Moody's for debt securities are "Aaa" and "Aa" or by S&P are "AAA" and "AA". The highest rating for domestic and foreign commercial paper is "Prime-1" by Moody's and "A-1" by S&P and "SP-1/AA" by S&P or "VMIG-1" and "VMIG-2" by Moody's in the case of variable and floating rate demand notes. (See "Description of Ratings" in the Statement of Additional Information.)

Subsequent to its purchase by the Portfolio, the quality of an investment may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. If this occurs, the Board of Trustees of the Fund shall reassess promptly whether the security presents minimal credit risks and shall cause the Portfolio to take such action as the Board of Trustees determines is in the best interest of the Portfolio and its shareholders. However, reassessment is not required if the security is disposed of or matures within five business days of the Manager becoming aware of the new rating and provided further that the Board of Trustees is subsequently notified of the Manager's actions.

In addition, in the event that a security (1) is in default, (2) ceases to be an eligible investment under Rule 2a-7 or (3) is determined to no longer present minimal credit risks, the Portfolio will dispose of the security absent a determination by the Fund's Board of Trustees that disposal of the security would not be in the best interest of the Portfolio. In the event that the security is disposed of, it shall be disposed of as soon as practicable, consistent with achieving an orderly disposition by sale, exercise of any demand feature, or otherwise. In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of the Portfolio's total assets, the Fund shall promptly notify the Securities and Exchange Commission of such fact and of the actions that the Fund intends to take in response to the situation.

All investments by the Fund will mature or will be deemed to mature in 397 days or less from the date of acquisition.

The Municipal Portfolio also may purchase any Municipal Securities which depend on the credit of the United States Government and may invest in Municipal Securities which are not rated if, in the opinion of the Board of Trustees, such securities possess creditworthiness comparable to those rated obligations in which the Municipal Portfolio may invest. The Municipal Portfolio may, from time to time, on a temporary or defensive basis, invest in short-term, high quality United States Government Obligations, money market obligations and repurchase agreements. Income from any such temporary investments would be taxable to shareholders as ordinary income. It is the present policy of the Municipal Portfolio to invest only in securities the interest on which is tax-exempt. This Portfolio will endeavor to be invested at all times in Municipal Securities. It is a fundamental policy of the Municipal Portfolio that its assets will be invested so that at least 80% of its income will be exempt from regular federal income taxes. The Municipal Portfolio may from time to time hold cash reserves.

RISK FACTORS AND ADDITIONAL
INVESTMENT INFORMATION

When-Issued and Delayed Delivery Securities

Each of the Portfolios may purchase securities on a when-issued or delayed delivery basis. Delayed delivery agreements are commitments by any of the Portfolios to dealers or issuers to acquire securities beyond the customary same-day settlement for money market instruments. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Portfolio's investment advisor can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of a Portfolio; therefore, to assure that a Portfolio will be as fully invested as possible in instruments meeting that Portfolio's investment objective, a Portfolio may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days.

Money Market Obligations and Municipal Securities are sometimes offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Portfolio will only make commitments to purchase such Money Market Instruments or Municipal Securities with the intention of actually acquiring such securities, but a Portfolio may sell these securities before the settlement date if it is deemed advisable.

If a Portfolio enters into a delayed delivery agreement or purchases a when-issued security, that Portfolio will direct the custodian to place cash or other high grade securities (including Money

Market Obligations and Municipal Securities) in a separate account of such Fund in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of such Portfolio's delayed delivery agreements and when-issued commitments. To the extent that funds are in a separate account, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed agreements may increase a Portfolio's exposure to market fluctuation; may increase the possibility that the Portfolio will incur a short-term gain subject to federal taxation; or may increase the possibility that a Portfolio will incur a short-term loss, if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Portfolios will employ techniques designed to minimize these risks.

No additional delayed delivery agreements or when-issued commitments will be made if more than 25% of a Portfolio's net assets would become so committed. The Portfolios will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date is at least 30 days and not more than 120 days.

Repurchase Agreements

When a Portfolio purchases securities, it may enter into a repurchase agreement with the seller wherein the seller agrees, at the time of sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period. The U.S. Treasury Portfolio may only enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government. The Money Market Portfolio and the Municipal Portfolio may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in United States government securities by the Federal Reserve Bank of New York whose creditworthiness has been reviewed and found to meet the investment criteria of the Portfolio. Although the securities subject to the repurchase agreement might bear maturities exceeding 397 days, settlement for the repurchase would never be more than one year after the Portfolio's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Portfolio's money will be invested in the security, and will not be related to the coupon rate of the purchased security. At the time a Portfolio enters into a repurchase agreement the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement. Each Portfolio may engage in a repurchase agreement with respect to any security in which that Portfolio is authorized to invest, even though the underlying security may mature in more than one year. The collateral securing the seller's obligation must be of a credit quality at least equal to the Portfolio's investment criteria for Portfolio securities and will be held by the Portfolio's custodian or in the Federal Reserve Book Entry System. Nevertheless, if the seller of a repurchase agreement fails to repurchase the obligation in accordance with the terms of the agreement, the Portfolio which entered into the repurchase agreement may incur a loss to the extent that the proceeds it realized on the sale of the underlying obligation are less than the repurchase price. Repurchase agreements may be considered loans to the seller of the underlying security. Income with respect to repurchase agreements is not tax-exempt. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. Each Portfolio may invest no more than 10% of its net assets in illiquid securities including repurchase agreements maturing in more than seven days. See "Investment Restrictions" herein. A Portfolio may, however, enter into "continuing contract" or "open" repurchase agreements under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis.

Securities purchased pursuant to a repurchase agreement are held by the Fund's custodian and (i) are recorded in the name of the Portfolio with the Federal Reserve Book Entry System or (ii) the Portfolio receives daily written confirmation of each purchase of a security and a receipt from the custodian. The Portfolios purchase securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of purchase.

Puts for the Municipal Portfolio


The Municipal Portfolio may purchase municipal bonds or notes with the right to resell them at an agreed price or yield within a specified period prior to maturity to facilitate portfolio liquidity. This right to resell is known as a "put." The Municipal Portfolio may also acquire a "Stand-by Commitment" when it purchases municipal bonds or notes, which is essentially equivalent to a "put" option. A Stand-by Commitment is a right of the Municipal Portfolio, when it purchases Municipal Securities for its portfolio from a broker, dealer or other financial institution, to sell the same principal amount of such securities back to the seller, at the Municipal Portfolio's option, at a specified price. The aggregate price paid for securities with puts may be higher than the price which otherwise would be paid. Consistent with the investment objectives of this Portfolio and subject to the supervision of the Trustees, the purpose of this practice is to permit the Portfolio to be fully invested in tax exempt securities while maintaining the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The acquisition or exercisibility of a Stand-by Commitment by the Municipal Portfolio will not affect the valuation of the average weighted maturity of its underlying portfolio securities. The principal risk of puts is that the put writer may default on its obligation to repurchase. The Manager will monitor each writer's ability to meet its obligations under puts. See "Investment Restrictions" and "Tax Status" in the Statement of Additional Information.


The amortized cost method is used by the Money Market Portfolio and the Municipal Portfolio to value any municipal securities; no value is assigned to any puts on such municipal securities. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires.


Privately Placed Securities

The Money Market Portfolio and the Municipal Portfolio may invest in securities issued as part of privately negotiated transactions between an issuer and one or more purchasers. Except with respect to certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act of 1933 (the "Securities Act") and securities subject to Rule 144A of the Securities Act which are discussed below, these securities are typically not readily marketable and are therefore considered illiquid securities. The price these Portfolios pay for illiquid securities, and any price received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of privately placed securities purchased by a Portfolio will reflect any limitations on their liquidity. As a matter of policy, a Portfolio will not invest more than 10% of the market value of the net assets of the Portfolio in repurchase agreements maturing in over seven days and other illiquid investments.

These Portfolios may purchase securities that are not registered ("restricted securities") under the Securities Act, but can be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act. These Portfolios may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act ("4(2) Paper"). However, a Portfolio will not invest more than 10% of its net assets in illiquid investments, which include securities for which there is no readily available market, securities subject to contractual restriction on resale, certain investments in asset-backed and receivable-backed securities and restricted securities (unless, with respect to these securities and 4(2) Paper, the Fund's Trustees continuously determine, based on the trading markets for the specific restricted security, that it is liquid). The Trustees may adopt guidelines and delegate to the Manager the daily function of determining and monitoring liquidity of restricted securities and 4(2) Paper. The Trustees, however, will retain sufficient oversight and be ultimately responsible for these determinations.

Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Trustees will carefully monitor the Portfolios' investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

INVESTMENT RESTRICTIONS

The Fund operates under the following investment restrictions which, together with the investment objective of the Fund, may not be changed without shareholder approval and which apply to each of the Portfolios.

The Fund may not:

a)  invest  more than 5% of the total  market  value of any  Portfolio's  assets
    (determined at the time of the proposed investment and giving effect thereto) in the securities of any one issuer other than the United States Government, its agencies or instrumentalities;

b) with respect to the U.S. Treasury Portfolio and the Money Market Portfolio, invest more than 25% of the value of the Portfolio's total assets in securities of companies in the same industry (excluding United States government securities and, as to the Money Market Portfolio only, certificates of deposit and bankers' acceptances of domestic banks) and, with respect to the Municipal Portfolio, purchase (i) pollution control and industrial revenue bonds or (ii) securities which are not Municipal Obligations if in either case the purchase would cause more than 25% of the value of the Portfolio's total assets to be invested in companies in the same industry (for the purpose of this restriction wholly-owned finance companies are considered to be in the industry of their parents if their activities are similarly related to financing the activities of their parents);

c) acquire securities that are not readily marketable or repurchase agreements calling for resale within more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such illiquid securities;

d) invest more than 5% of a Portfolio's assets in securities that are subject to underlying puts from the same institution, and no single bank shall issue its letter of credit and no single financial institution shall issue a credit enhancement covering more than 5% of the total assets of the Fund. However, if the puts are exercisable by the Portfolio in the event of default on payment of principal and interest on the underlying security, then the Portfolio may invest up to 10% of its assets in securities underlying puts issued or guaranteed by the same institution; additionally, a single bank can issue its letter of credit or a single financial institution can issue a credit enhancement covering up to 10% of the Portfolio's assets, where the puts offer the Portfolio such default protection;

e) make loans, except that the Fund may purchase for a Portfolio the debt securities described above under "Investment Objectives, Policies and Risks" and may enter into repurchase agreements as therein described;

f) borrow money, unless (i) the borrowing does not exceed 10% of the total market value of the assets of the Portfolio with respect to which the borrowing is made (determined at the time of borrowing but without giving effect thereto) and the money is borrowed from one or more banks as a temporary measure for extraordinary or emergency purposes or to meet unexpectedly heavy redemption requests and furthermore each Portfolio will not make additional investments when borrowings exceed 5% of the Portfolio's net assets or (ii) with respect to the U.S. Treasury Portfolio, otherwise provided herein and permissible under the 1940 Act; and

g) pledge, mortgage, assign or encumber any of a Portfolio's assets except to the extent necessary to secure a borrowing permitted by clause (d) made with respect to a Portfolio.

MANAGEMENT OF THE FUND

Management and Investment
Management Contract

The Fund's Board of Trustees, which is responsible for the overall management and supervision of the Fund, has employed Reich & Tang Asset Management L.P. to serve as the investment manager of the Fund under an Investment Management Contract. The Manager provides persons satisfactory to the Fund's Board of Trustees to serve as officers of the Fund. Such officers, as well as certain other employees and Trustees of the Fund, may be officers of Reich & Tang Asset Management, Inc., the sole general partner of the Manager or employees of the Manager or its affiliates. Due to the services performed by the Manager, the Fund currently has no employees and its officers are not required to devote full-time to the affairs of the Fund. The Statement of Additional Information contains general background information regarding each Trustee and principal officer of the Fund.

The Manager is a Delaware limited partnership and a registered investment advisor, under the 1940 Act, with its principal office at 600 Fifth Avenue, New York, New York 10020.


The Manager, as of June 30, 1997, was investment manager, advisor or supervisor with respect to assets aggregating in excess of $9.3 billion. The Manager acts as manager or administrator of fifteen other registered investment companies and also advises pension trusts, profit-sharing trusts and endowments.

New England Investment Companies, L.P. ("NEICLP") is the limited partner and owner of a 99.5% interest in the Manager. Reich & Tang Asset Management, Inc. (a wholly-owned subsidiary of NEICLP) is the general partner and owner of the remaining .5% interest of the Manager. New England Investment Companies, Inc. ("NEIC"), a Massachusetts Corporation, serves as the sole general partner of NEICLP. Reich & Tang Asset Management L.P. has succeeded NEICLP as the Manager of the Fund.

On August 30, 1996, The New England Mutual Life Insurance Company ("The New England") and Metropolitan Life Insurance Company ("MetLife") merged, with MetLife being the continuing company. The Manager remains a wholly-owned subsidiary of NEICLP, but Reich & Tang Asset Management, Inc., its sole general partner, is now an indirect subsidiary of MetLife. Also, MetLife New England Holdings, Inc., a wholly-owned subsidiary of MetLife, owns approximately 48.5% of the outstanding limited partnership interest of NEICLP and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns approximately 16% of the outstanding partnership units of NEICLP.

MetLife is a mutual life insurance company with assets of $297.6 billion at December 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.6 trillion at December 31, 1997 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.

NEIC is a holding company offering a broad array of investment styles across a wide range of asset categories through twelve subsidiaries, division and affiliates offering a wide array of investment styles and products to institutional clients. Its business units include AEW Capital Management, L.P., Back Bay Advisors, L.P., Graystone Partners, L.P., Harris

Associates, L.P., Jurika & Voyles, L.P., Loomis, Sayles & Company, L.P., MC Management, L.P., New England Funds, L.P., New England Investment Associates, Inc., Reich & Tang Asset Management, L.P., Vaughan-Nelson, Scarborough & McConnell, Inc., and Westpeak Investment Advisors, L.P. These affiliates in the aggregate are investment advisors or managers to 69 other registered investment companies.

The merger between The New England and MetLife resulted in an "Assignment" of the Investment Management Contract relating to the Fund. Under the 1940 Act, such an assignment caused the automatic termination of this agreement. On November 28, 1995, the Board of Trustees, including a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Fund or the Manager, approved a new Investment Management Contract effective August 30, 1996, which has a term which extends to March 31, 1998 and may be continued in force thereafter for successive twelve-month periods beginning each April 1, provided that such majority vote of the Fund's outstanding voting securities or by a majority of the directors who are not parties to the Investment Management Contract or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.

The Investment Management Contract was approved by a majority of the shareholders of the Fund on January 26, 1996 and contains the same terms and conditions governing the Manager's investment management responsibilities as the Fund's previous Investment Management Contract with the Manager, except as to
(i) the date of execution and termination and (ii) an increase in the management fee from .08% to .12% of the Fund's average daily net assets.


The merger and the change in control of the Manager is not expected to have any impact upon the Manager's performance of its responsibilities and obligations under the new Investment Management Contract.

Pursuant to the new Investment Management Contract for each Portfolio, the Manager manages each Portfolio's portfolio of securities and makes the decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund.

Under the new Investment Management Contract each of the Portfolios will pay an annual management fee of .12% of such Portfolio's average daily net assets. The management fees are accrued daily and paid monthly. The Manager, at its discretion may voluntarily waive all or a portion of the Management Fee.


Pursuant to an Administrative Services Agreement for each Portfolio, the Manager performs clerical, accounting supervision and office service functions for the Fund and provides the Fund with personnel to (i) supervise the performance of bookkeeping and related services by Investors Fiduciary Trust Company, the Fund's bookkeeping agent; (ii) prepare reports to and filings with regulatory authorities; and (iii) perform such other administrative services as the Fund may from time to time request of the Manager. The personnel rendering such services may be employees of the Manager or its affiliates. The Manager, at its discretion, may voluntarily waive all or a portion of the administrative services fee. For its services under the Administrative Services Agreement, the Manager receives an annual fee of .05% of each Portfolio's average daily net assets. Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares. (See "Distribution and Service Plan" herein.) The fees are accrued daily and paid monthly.


In addition, Reich & Tang Distributors L.P., the Distributor, receives a servicing fee equal to .25% per annum of the average daily net assets of the Class A shares (the "Shareholder Servicing Fee") of the Fund under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly. Investment management fees and operating expenses, which are attributable to both Classes of shares of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding for each Class at the end of the day.

Fees

With respect to each Portfolio, the Manager has voluntarily agreed to waive its management and administrative services fees in whole or in part and reimburse each Portfolio its operating expenses to the extent that: (i) such Portfolio's Class A shares total operating expenses exceed .40%, .425% and .45% of the Class A shares average daily net assets during the first, second and third fiscal years of the Fund, respectively; and (ii) such Portfolio's Class B shares total operating expenses exceed .15%, .175% and .20% of the Class B shares average daily net assets during the first, second and third fiscal years of the Fund, respectively. The Manager therefore receives only that portion of its management and administrative services fees which, when added to all operating expenses does not result in total operating expenses for each Class of shares of each Portfolio exceeding the amounts set forth in the preceding sentence during the first three fiscal years of the Fund. The Manager will not subsequently recoup any portion of the fees so waived or expenses reimbursed. See "Expense Limitation" in the Statement of Additional Information.

DESCRIPTION OF SHARES

The Fund was established as a Massachusetts Business Trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 20, 1994. The Fund has an unlimited authorized number of shares of beneficial interest. These shares are entitled to one vote per share with proportional voting for fractional shares. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares when issued in accordance with the terms of the offering will be fully paid and non-assessable. Shares of the Fund are redeemable at net asset value, at the option of the shareholders.

Each Portfolio of the Fund is subdivided into two classes of shares of beneficial interest, Class A and Class B. Each share, regardless of Class, will represent an interest in the same portfolio of investments and will have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, designations and terms and conditions, except that: (i) the Class A and Class B shares will have different class designations; (ii) only the Class A shares will be assessed a Shareholder Servicing Fee of .25% of the average daily net assets of the Class A shares of the Fund pursuant to the Rule 12b-1 Distribution and Service Plan of the Fund;
(iii) only the holders of the Class A shares will be entitled to vote on matters pertaining to the Plan and any related agreements in accordance with provisions of Rule 12b-1; and (iv) the exchange privilege will permit shareholders to exchange their shares only for shares of the same class of any other Portfolio of the Fund. Payments that are made under the Plans will be calculated and charged daily to the appropriate Class prior to determining daily net asset value per share and dividends/distributions.

Generally, all shares will be voted in the aggregate, except if voting by Class is required by law or the matter involved affects only one Class, in which case shares will be voted separately by Class. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of trustees can elect 100% of the trustees if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Trustees. The Fund's By-laws provide the holders of a majority of the outstanding shares of the Fund present at a meeting in person or by proxy will constitute a quorum for the transaction of business at all meetings.

Pinnacle Shares have been created for the primary purpose of providing a short-term investment product for investors who purchase shares directly from Cowles, Sabol & Co., though dealers with whom Cowles, Sabol & Co. has entered into agreements for this purpose or though certain "Participating Organizations" (see "Investments though Participating Organizations") with whom they have accounts. Pinnacle Shares are identical to other shares of the Fund, which are offered pursuant to a separate prospectus, with respect to investment objectives and yield, but differ with respect to certain other matters.

HOW TO PURCHASE AND REDEEM
PINNACLE SHARES

Investors may invest in Pinnacle Shares through Cowles, Sabol & Co. or through dealers with whom Cowles, Sabol & Co. has entered into agreements for this purpose as described herein and those who have accounts with Participating Organizations may invest in Pinnacle Shares through their Participating Organization in accordance with the procedures established by the Participating Organizations. An investor who purchases Pinnacle Shares through a Participating Organization that receives payment from the Manager or the Distributor will become a Class B shareholder. (See "Investments Through Participating Organizations" herein.) All other investors, and investors who have accounts with Participating Organizations but who do not wish to invest in the Fund through their Participating Organizations, may invest in the Fund directly as Class B shareholders of the Fund and not receive the benefit of the servicing functions performed by a Participating Organization. Class B shares may also be offered to investors who purchase their shares through Participating Organizations who do not receive compensation from the Distributor or the Manager because they may not be legally permitted to receive such as fiduciaries. The Manager pays the expenses incurred in the distribution of Class B shares. Participating Organizations whose clients become Class B shareholders will not receive compensation from the Manager or Distributor for the servicing they may provide to their clients. (See "Direct Purchase and Redemption Procedures" herein.) With respect to both Classes of shares, the minimum initial investment in the Fund with respect to each Portfolio is $1,000,000. The minimum amount for subsequent investments is $10,000 for all shareholders.

The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a sales charge for either sales or redemptions. All transactions in Fund shares are effected through the Fund's transfer agent which accepts orders for purchases and redemptions from the Distributor and from shareholders directly.


In order to maximize earnings on its Portfolios, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve bank (commonly known as "Federal Funds"). Accordingly, the Fund does not accept a subscription or invest an investor's payment in portfolio securities until the payment has been converted into Federal Funds.

Shares will be issued as of the first determination of the Fund's net asset value per share for each Class made after acceptance of the investor's purchase order. An investor's funds will not be invested by the Fund during the period before the Fund's receipt of Federal Funds and its issuance of Fund shares. The Fund reserves the right to reject any purchase order to its shares.


Shares are issued as of 2:30 p.m., New York City time, on any Fund Business Day, as defined herein, on which an order for the shares and accompanying Federal Funds are received by the Fund's transfer agent before 2:30 p.m., New York City time. Orders accompanied by Federal Funds and received after 2:30 p.m., New York City time on a Fund Business Day will not result in share issuance until the following Fund Business Day. Fund shares begin accruing income on the day the shares are issued to an investor.


There is no redemption charge, no minimum period of investment and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check or bank wire. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholder's address of record. If a shareholder elects to redeem all the shares of the Fund he owns, all dividends credited to the shareholder up to the date of redemption are paid to the shareholder in addition to the proceeds of the redemption.


The date of payment upon redemption may not be postponed for more than seven days after shares are tendered for redemption, and the right of redemption may not be suspended, except for any period during which the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Securities and Exchange Commission) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of the shareholders of the Fund.

Redemption requests received by the Fund's transfer agent before 2:30 p.m., New York City time, on any day on which the New York Stock Exchange, Inc. is open for trading become effective at 2:30 p.m. that day. A redemption request received after 2:30 p.m. on any day on which the New York Stock Exchange, Inc. is open for trading becomes effective on the next Fund Business Day. Shares redeemed are not entitled to participate in dividends declared on the day or after the day a redemption becomes effective.

The Fund has reserved the right to redeem the shares of any shareholder if the net asset value of all the remaining shares in his account after a withdrawal is less than $250,000. Written notice of any such mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts. During the notice period any shareholder who receives such a notice may (without regard to the normal $10,000 requirement for an additional investment) make a purchase of additional shares to increase his total net asset value at least to the minimum amount and thereby avoid such mandatory redemption.

The Fund has reserved the right to charge individual shareholder accounts for expenses actually incurred by such account for postage, wire transfers and certain other shareholder expenses, as well as to impose a monthly service charge for accounts whose net asset value falls below the minimum amount.

Investments Through
Participating Organizations

Participant Investors may, if they wish, invest in the Fund through the Participating Organizations with which they have accounts. "Participating Organizations" are securities brokers, banks and financial institutions or other industry professionals or organizations which have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. When instructed by its customer to purchase or redeem Fund shares, the Participating Organization, on behalf of the customer, transmits to the Fund's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to their customers who are shareholders in the Fund each purchase and redemption of Fund shares for the customers' accounts. Also, Participating Organizations may send their customers periodic account statements showing the total number of Fund shares owned by each customer as of the statement closing date, purchases and redemptions of Fund shares by each customer during the period covered by the statement and the income earned by Fund shares of each customer during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures offered to Participant Investors by the Participating Organizations. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than by investing in the Fund directly. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

In the case of qualified Participating Organizations, orders received by the Fund's transfer agent before 2:30 p.m., New York City time, on a Fund Business Day, without accompanying Federal Funds will result in the issuance of shares on that day provided that the Federal Funds required in connection with the orders are received by the Fund's transfer agent before 2:30 p.m., New York City time, on that day. Orders for which Federal Funds are received after 2:30 p.m., New York City time, will not result in share issuance until the following Fund Business Day. Participating Organizations are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.

Initial Purchase of Pinnacle Shares

Mail

Investors may send a check made payable to the Fund along with a completed subscription order form to:

    Pinnacle Shares of Institutional Daily
    Income Fund
    c/o Cowles, Sabol & Co., Inc.
    P.O. Box 260208
    Encino, CA 91426-0208

Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member bank of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds and to be invested in Fund shares. An investor's subscription will not be accepted until the Fund receives Federal Funds.

Bank Wire

To purchase Pinnacle Shares of the Fund using the wire system for transmittal of money among banks, an investor should first obtain a new account number by telephoning Cowles, Sabol & Co. at (818) 906-0881 and then instruct a member commercial bank to wire money immediately to:

Chase Manhattan Bank, New York, NY
ABA #021 000 021
Account of National Financial
Acct. # 066196-221
for further credit to:____________
customer name_______________
The investor should then promptly complete and mail the new account application.

An investor planning to wire funds should instruct his bank early in the day so the wire transfer can be accomplished the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 2:30 p.m., New York City time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Redemption of Pinnacle Shares


A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Class of each Portfolio following receipt by the Fund's transfer agent of the redemption order. Normally payment for redeemed shares is made on the Fund
Business Day the redemption is effected, provided the redemption request is received prior to 2:30 p.m., New York City time and on the next Fund Business Day if the redemption request is received after 2:30 p.m., New York City time. However, redemption requests will not be effected unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, currently considered by the Fund to occur within 15 days after investment.


A shareholder's original new account application permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original subscription order form by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee. When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's transfer agent's standards and procedures.

Written Requests

Shareholders may make a redemption in any amount by sending a written request to:

    Pinnacle Shares of Institutional Daily
    Income Fund
    c/o Cowles, Sabol & Co., Inc.
    P.O. Box 260208
    Encino, CA 91426-0208

All written requests for redemption must be signed by the shareholder with signature guaranteed. Normally the redemption proceeds are paid by check mailed to the shareholder of record.

Telephone

The Fund accepts telephone requests for redemption from shareholders who elect this option. The proceeds of a telephone redemption will be sent to the shareholder at his address or to his bank account as set forth in the subscription order form or in a subsequent signature guaranteed written authorization. Redemptions following an investment by check will not be effected until the check has cleared, which could take up to 15 days after investment. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service, and thus shareholders risk possible loss of dividends in the event of a telephone redemption not authorized by them. Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. The failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days written notice to shareholders.

A shareholder making a telephone withdrawal should call the Fund at 212-830-5220; outside New York State at 800-241-3263 and state (i) the name of the shareholder appearing on the Fund's records, (ii) his account number with the Fund, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually, the proceeds are sent to the investor on the same Fund Business Day the redemption is effected, provided the redemption request is received prior to 2:30 p.m., New York City time and on the next Fund Business Day if the redemption request is received after 2:30 p.m., New York City time.

Exchange of Shares


An investor may, without cost, exchange shares of the same Class from one Portfolio of the Fund into the same Class of shares of any other Portfolio of the Fund, subject to the $1,000,000 minimum initial investment requirement per Portfolio, the availability of such shares and the maintenance of the suggested minimum balance of $250,000. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one Portfolio and purchases of another Portfolio; and the Portfolio's purchase and redemption procedures and requirements are applicable to exchanges. An exchange pursuant to this exchange privilege is treated for federal income tax purposes as a sale on which a shareholder may realize a taxable gain or loss. See "Purchase and Redemption of Shares" herein.


The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold. Before making an exchange, the investor should review the current prospectus of the investment company into which the exchange is being made. Prospectuses may be obtained by contacting Reich & Tang Distributors L.P. at the address or telephone number listed on the cover of this Prospectus.

Instructions for exchange may be made in writing to the Transfer Agent at the appropriate address listed herein or, for shareholders who have elected that option, by telephone. The Fund reserves the right to reject any exchange request and will notify shareholders accordingly.

DISTRIBUTION AND SERVICE PLAN

Pursuant to Rule 12b-1 under the 1940 Act, the Securities and Exchange Commission has required that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by Rule 12b-1. Effective January 26, 1995, the Fund's Board of Trustees and Class A shareholders adopted a distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund and Reich & Tang Distributors L.P. (the "Distributor") entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only).

Reich & Tang Asset Management, Inc. serves as the sole general partner for both Reich & Tang Asset Management L.P. and Reich & Tang Distributors L.P., and Reich & Tang Asset Management L.P. serves as the sole limited partner of the Distributor.

Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and, for nominal consideration and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.

Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Class A shares, a service fee equal to .25% per annum of the Class A shares' average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholder services and for the maintenance of shareholder accounts. The fee is accrued daily and paid monthly and any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Class A shares of the Fund. The Class B shareholders do not receive the benefit of such services from Participating Organizations and, therefore, will not be assessed a Shareholder Servicing Fee.


The Plan and the Shareholder Servicing Agreement provide that, in addition to the Shareholder Servicing Fee, the Fund will pay for (i) telecommunication expenses including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Class A shares and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee and past profits for the following purposes: (i) to defray the costs of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Class A shares of the Fund; (ii) to compensate certain Participating Organizations for providing assistance in distributing the Class A shares; and (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's Class A shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee (with respect to Class A shares) and past profits, for the purposes enumerated in (i) above. The Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract in effect for that year or under the Shareholder Servicing Agreement in effect for that year.

For the fiscal year ended March 31, 1997, the total amount spent pursuant to the Plan for the Money Market Portfolio was .25% of the average daily net assets of the Fund, of which .25% of the average daily net assets was paid by the Fund to the Distributor. Pursuant to the Shareholder Servicing Agreement an amount representing .25% of the average daily net assets was paid by the Manager (which may be deemed an indirect payment by the Fund). For the fiscal year ended March 31, 1997, the total amount spent pursuant to the Plan for the U.S. Treasury Portfolio was .26% of the average daily net assets of the Fund, of which .25% of the average daily net assets was paid by the Fund to the Distributor. Pursuant to the Shareholder Servicing Agreement no payments were made by the Manager.


The Glass-Steagall Act and other applicable laws and regulations prohibit banks and other depository institutions from engaging in the business of underwriting, selling or distributing most types of securities. However, in the opinion of the Manager based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the shareholder servicing and related administrative functions referred to above. The Fund's Board of Trustees will consider appropriate modifications to the Fund's operations, including discontinuance of any payments then being made under the Plan to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services. It is not anticipated that the discontinuance of payments to such an institution would result in loss to shareholders or change in the Fund's net asset value. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same Class shares of the applicable Portfolio having an aggregate net asset value as of the payment date of such dividend or distribution equal to the cash amount of such dividend or distribution. Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election, the Fund will make the distribution in shares. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.

While it is intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Except as described herein, each Portfolio's net investment income (including net realized short-term capital gains, if any) will be declared as a dividend on each Fund Business Day. The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day. The Fund generally pays dividends monthly after the close of business on the last calendar day of each month or after the close of business on the previous Fund Business Day if the last calendar day of each month is not a Fund Business Day. Capital gains distributions, if any, will be made at least annually, and in no event later than 60 days after the end of the Fund's fiscal year. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

The Class A shares will bear the Shareholder Servicing Fee under the Plan. As a result, the net income of and the dividends payable to the Class A shares will be lower than the net income of and dividends payable to the Class B shares of the

Fund. Dividends paid to each Class of shares of the Fund will, however, be declared and paid on the same days at the same times and, except as noted with respect to the Shareholder Servicing Fee payable under the Plan, will be determined in the same manner and paid in the same amounts.

The Fund intends to qualify for and elect special treatment applicable to a "regulated investment company" under the Internal Revenue Code of 1986, as amended, for each Portfolio. To qualify as a regulated investment company, each Portfolio must meet certain complex tests concerning its investments and distributions. For each year a Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on income distributed to its shareholders in the form of dividends or capital gains distributions. Additionally, each Portfolio will not be subject to a federal excise tax if the Portfolio distributes at least 98% of its ordinary income and 98% of its capital gain income to its shareholders. Dividends of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income but will not be eligible, in the case of corporate shareholders, for the dividend-received deduction.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In connection with this withholding requirement, a shareholder will be asked to certify on his application that the social security or tax identification number provided is correct and that the shareholder is not subject to 31% backup withholding for previous underreporting to the IRS.

Distributions from the United States Government Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof may be exempt from state and local taxes in certain states. Investors should consult their own tax advisors regarding specific questions as to Federal, state or local taxes.

NET ASSET VALUE

The Fund determines the net asset value of the shares of each Portfolio (computed separately for each Class of shares) of the Fund as of 2:30 p.m., New York City time, by dividing the value of each Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding of that Portfolio at the time the determination is made. The Fund determines its net asset value on each Fund Business Day. Fund Business Day for this purpose means any day on which the Fund's custodian is open for trading. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order. (See "Purchase and Redemption of Shares" and "Other Purchase and Redemption Procedures" herein.)


In order to maintain a stable net asset value per share for each Class of $1.00, the Fund's portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, except that if fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated to prevent any material dilative effect on investors. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold. There is no assurance that the Portfolios will maintain a stable net asset value per share of $1.00.


GENERAL INFORMATION

The Fund was established as a Massachusetts business trust under the laws of Massachusetts on January 20, 1994 and it is registered with the Securities and Exchange Commission as a diversified, open-end management investment company.

The Fund prepares semi-annual unaudited and annual audited reports which include a list of investment securities held by the Fund and which are sent to shareholders.

Under Massachusetts law, trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declaration of Trust of the Fund provides that no trustee or shareholder will be personally liable for obligations of the Fund and that every written contract made by the Fund must contain a provision to that effect. If any trustee or shareholder were required to pay any liability of the Fund, that person would be entitled to reimbursement from the general assets of the Fund.

For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund's Registration Statement filed with the Securities and Exchange Commission and copies thereof may be obtained upon payment of certain duplicating fees.

CUSTODIAN AND TRANSFER AGENT


Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, is the custodian for the Fund's cash and securities. Reich & Tang Services L.P., 600 Fifth Avenue, New York, New York 10020 is the transfer agent and dividend agent for the shares of the Fund. The Fund's custodian and transfer agent do not assist in, and are not responsible for, investment decisions involving assets of the fund.



                     TABLE OF CONTENTS


Table of Fees and Expenses...........................
Selected Financial Information.......................
Introduction.........................................
Investment Objectives,
 Policies and Risks..................................
   U.S. Treasury Portfolio...........................
   Money Market Portfolio............................
   Municipal Portfolio...............................
 Risk Factors and Additional
   Investment Information............................
Investment Restrictions..............................
Management of the Fund...............................
Description of Shares................................
How to Purchase and Redeem
 Pinnacle Shares.....................................
 Investments Through
   Participating Organizations.......................
   Initial Purchase of Pinnacle Shares...............
   Redemption of Pinnacle Shares.....................
   Exchange of Shares................................
Distribution and Service Plan........................
Dividends, Distributions and Taxes...................
Net Asset Value......................................
General Information .................................
Custodian and Transfer Agent.........................

INSTITUTIONAL                                                  600 Fifth Avenue,
DAILY INCOME FUND                                           New York, N.Y. 10020
                                                                  (212) 830-5220






                       STATEMENT OF ADDITIONAL INFORMATION
                                 August 1, 1997

        Relating to the Institutional Daily Income Fund Prospectus dated August 1, 1997 and the Pinnacle Shares of Institutional Daily Income
                    Fund Prospectus dated August 1, 1997


This Statement of Additional Information, although not in itself a prospectus, expands upon and supplements the information contained in the current prospectuses of Institutional Daily Income Fund and the Pinnacle Shares of Institutional Daily Income Fund ( each the "Fund") and should be read in conjunction with the respective prospectus. The Fund's respective prospectus may be obtained from any Participating Organization or by writing or calling the Fund. This Statement of Additional Information is incorporated by reference into the respective prospectus in its entirety.

If you wish to invest in shares of the Pinnacle Shares of Institutional Daily Income Fund you should obtain a separate Prospectus by writing to Pinnacle Shares of Institutional Daily Income Fund c/o Cowles, Sabol & Co., P.O. Box 260208, Encino, CA 91426-0208.


                                                 Table of Contents

----------------------------------------------------------------------------------------------------------------------
Investment Objectives, Policies and Risks...................    Compensation Table...................................
Investment Restrictions.....................................    Distribution and Service Plan........................
Portfolio Transactions......................................    Description of Shares................................
Purchase and Redemption of Shares and Other                     Custodian and Transfer Agent.........................
    Purchase and Redemption Procedures.....................     Net Asset Value......................................
Yield Quotations............................................    Description of Ratings...............................
Management and Investment Management Contract...............    Financial Statements.................................
----------------------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, POLICIES AND RISKS

The Institutional Daily Income Fund (the "Fund") is a diversified, no-load, open-end management investment company consisting of three managed portfolios of money market instruments (each a "Portfolio", collectively, the "Portfolios") which are designed to meet the short-term investment needs of corporate and institutional investors. There are no sales loads, exchange or redemption fees associated with the Fund.

A detailed description of the types and quality of the securities in which the Portfolios may invest is further described in the Fund's Prospectus and is incorporated herein by reference. The investment objectives stated below for each Portfolio are fundamental and may be changed only with the approval of a majority of outstanding shares of that Portfolio.

General Investment Objectives and Policies of the U.S. Treasury Portfolio



The U.S. Treasury Portfolio's investment objectives are to maximize current income and to maintain liquidity and a stable net asset value of $1.00 per share of each Class. The U.S. Treasury Portfolio attempts to accomplish these objectives by investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the U.S. Government which have effective maturities of 397 days or less that enable it to employ the amortized cost method of valuation. At least 65% of the U.S. Treasury Portfolio's total assets will consist of U.S. Treasury obligations (and repurchase agreements and reverse purchase agreements which are collateralized by such obligations). There can be no assurance that the U.S. Treasury Portfolio can achieve these objectives or that it will be able to maintain a stable net asset value of $1.00 per share of each Class.


Risk Factors

The investment objectives and policies of the U.S. Treasury Portfolio are sought through the following additional strategies employed in the management of the U.S. Treasury Portfolio which are described under "Investments and Investment Techniques Common to Two or More Portfolios":

1.    Change in Ratings

2.    Amortized Cost Valuation of Portfolio Securities

3.    When-Issued Securities

4.    Repurchase Agreements

5.    Reverse Repurchase Agreement

Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to an agreement to repurchase the securities at an agreed upon price and date. The U.S. Treasury Portfolio is permitted to enter into reverse repurchase agreements for liquidity purposes or when it is able to purchase other securities which will produce more income than the cost of the agreement. Each Portfolio is permitted to enter into reverse repurchase agreements may do so only with those member banks of the Federal Reserve System and broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York whose creditworthiness has been reviewed and found to meet the investment criteria of the Portfolio. When engaging in reverse repurchase transactions, the Fund will maintain, in a segregated account with its Custodian, securities equal in value to those subject to the agreement. These agreements are considered to be borrowings and therefore are included in the asset restriction contained under "Investment Restrictions" relating to borrowings which allows a Portfolio to borrow money from banks for extraordinary or emergency purposes and to engage in reverse repurchase agreements provided that such in the aggregate do not exceed one-third of the value of the total assets of that Portfolio less its liabilities. Any Portfolio that utilizes reverse repurchase agreements to this extent may be considered to be leveraging its portfolio; however, since the Portfolios are required to maintain segregated accounts to cover their positions on these reverse repurchase agreements, the risks inherent in this leveraging technique are minimized.

The Portfolio could experience delays in recovering securities in the event of the bankruptcy of the other party to a reverse repurchase agreement and could experience a loss to the extent that the value of the securities may have decreased in the meantime.

General Investment Objectives and Policies of the Money Market Portfolio


The Money Market Portfolio's investment objectives are to maximize current income and to maintain liquidity and a stable net asset value of $1.00 per share of each Class. The Money Market Portfolio attempts to accomplish these objectives by investing exclusively in high quality, short-term money market obligations with maturities of 397 days or less. The Money Market Portfolio will only purchase high quality money market instruments that have been determined by the Fund's Board of Trustees to present minimal credit risks and that are First Tier Eligible Securities at the time of acquisition, so that the Portfolio is able to employ the amortized cost method of valuation. The term First Tier Eligible Securities means (i) securities that have remaining maturities of 397 days or less and are rated in the highest short-term rating category by any two nationally recognized statistical rating organizations ("NRSROs") or in such category by the only NRSRO that has rated the securities (collectively, the "Requisite NRSROs") (acquisition in the latter situation must also be ratified by the Board of Trustees); (ii) securities that have remaining maturities of 397 days or less but that at the time of issuance were long-term securities and whose issuer has received from the Requisite NRSROs a rating with respect to comparable short-term debt in the highest short-term category; and (iii) unrated securities determined by the Fund's Board of Trustees to be of comparable quality. Where the issuer of a long-term security with a remaining maturity which would otherwise qualify it as a First Tier Eligible Security does not have rated short-term debt outstanding, the long-term security is treated as unrated but may not be purchased if it has a long-term rating from any NRSRO that is below the two highest long-term categories. A determination of comparability by the Board of Trustees is made on the basis of its credit evaluation of the issuer, which may include an evaluation of a letter of credit, guarantee, insurance or other credit facility issued in support of the securities or participation certificates. There can be no assurance that the Money Market Portfolio can achieve these objectives or that it will be able to maintain a stable net asset value of $1.00 per share of each Class.


Risk Factors

The Money Market Portfolio may invest in certain foreign securities. Investment in obligations of foreign issuers and in foreign branches of domestic banks involves somewhat different investment risks from those affecting obligations of United States domestic issuers. There may be limited publicly available information with respect to foreign issuers and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Foreign securities markets have substantially less volume than national securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Money Market Portfolio by domestic companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls.

The investment objectives and policies of the Money Market Portfolio are sought through the following additional strategies employed in the management of the Money Market Portfolio which are described under "Investments and Investment Techniques Common to Two or More Portfolios":

1.    Change in Ratings

2.    Amortized Cost Valuation of Portfolio Securities

3.    Variable Rate Demand Instruments

4.    When-Issued Securities

5.    Repurchase Agreements

6.    Participation Interests

7. Domestic and Foreign Bank Obligations, Certificates of Deposit, Commercial Paper, Time Deposits and Bankers' Acceptances

8.    Privately Placed Securities

General Investment Objectives and Policies of the Municipal Portfolio


The Municipal Portfolio's investment objectives are to maximize current income that is exempt from regular federal income tax and to maintain liquidity and a stable net asset value of $1.00 per share of each Class. The Municipal Portfolio attempts to accomplish these objectives by investing in high quality municipal securities which, in the opinion of bond counsel at the date of issuance, earn interest exempt from federal income tax and which have effective maturities of 397 days or less. The Municipal Portfolio will only purchase high quality tax exempt money market instruments ("Municipal Securities") that have been determined by the Fund's Board of Trustees to present minimal credit risks and that are Eligible Securities at the time of acquisition so that the Municipal Portfolio is able to employ the amortized cost method of valuation. The term Eligible Securities means (i) Municipal Securities with remaining maturities of 397 days or less and rated in the First Tier highest short-term rating categories by any two NRSROs or in such categories by the Requisite NRSRO (acquisition in the latter situation must also be ratified by the Board of Trustees); (ii) Municipal Securities with remaining maturities of 397 days or less but that at the time of issuance were long-term securities and whose issuer has received from the Requisite NRSROs a rating with respect to comparable short-term debt in the highest short-term rating categories; and (iii) unrated Municipal Securities determined by the Fund's Board of Trustees to be of comparable quality. Where the issuer of a long-term Municipal Security with a remaining maturity which would otherwise qualify it as an Eligible Security, does not have rated short-term debt outstanding, the long-term Municipal Security is treated as unrated but may not be purchased if it has a long-term rating from any NRSRO that is below the two highest long-term categories. A determination of comparability by the Board of Trustees is made on the basis of its credit evaluation of the issuer, which may include an evaluation of a letter of credit, guarantee, insurance or other credit facility issued in support of the Municipal Securities or participation certificates. Although the Supreme Court has determined that Congress has the authority to subject the interest on municipal securities, such as the securities in which the Portfolio will invest, to regular federal income taxation, existing law excludes such interest from regular federal income tax. Interest on these securities may be subject to state and local taxes. See "Dividends, Distributions and Taxes" in the Prospectus. There can be no assurance that the Municipal Portfolio can achieve these objectives or that it will be able to maintain a stable net asset value of $1.00 per share of each Class.


Risk Factors

(1) Municipal Bonds are debt obligations of states, cities, counties, municipalities and municipal agencies (all of which are generally referred to as "municipalities") which generally have a maturity at the time of issue of one year or more and which are issued to raise funds for various public purposes such as construction of a wide range of public facilities, to refund outstanding obligations and to obtain funds for institutions and facilities.

     The two principal classifications of Municipal Bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and other governmental units. The principal of, and interest on, revenue bonds are payable from the income of specific projects or authorizations and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

     In addition, certain kinds of "private activity bonds" are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities (hereinafter referred to as "industrial revenue bonds" or "IRBs"). Interest on the IRBs is generally exempt, with certain exceptions, from federal income tax pursuant to Section 103(a) of the Internal Revenue Code (the "Code"), provided the issuer and corporate obligor thereof continue to meet certain conditions. (See "Dividends, Distributions and Taxes" in the Prospectus.) IRBs are, in most cases, revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. The payment of the principal and interest on IRBs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. If there is not an established secondary market for the IRBs, the IRBs will be supported by letters of credit, guarantees, insurance or other credit facilities that meet the high quality criteria of the Municipal Portfolio stated in the Prospectus and provide a demand feature which may be exercised by the Portfolio to provide liquidity. In accordance with the investment restrictions, the Municipal Portfolio is permitted to invest up to 10% of the portfolio in high quality, short-term Municipal Securities (including IRBs) that may not be readily marketable or have a liquidity feature.

(2) The principal kinds of Municipal Notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and grant anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency.

(3) Issues of Municipal Commercial Paper typically represent very short term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

(4) Municipal Leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal Leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. These types of municipal leases may be considered illiquid and subject to the 10% limitation of investment in illiquid securities set forth under "Investment Restrictions" contained herein. The Board of Trustees may adopt guidelines and delegate to the Manager the daily function of determining and monitoring the liquidity of municipal leases. In making such determination, the Board and the Manager may consider such factors as the frequency of trades for the obligation, the number of dealers willing to purchase or sell the obligations and the number of other potential buyers and the nature of the marketplace for the obligations, including the time needed to dispose of the obligations and the method of soliciting offers. If the Board determines that any municipal leases are illiquid, such leases will be subject to the 10% limitation on investments in illiquid securities. The Board of Trustees is also responsible for determining the credit quality of municipal leases, on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

(5) The Fund expects that, on behalf of the Municipal Portfolio, it will not invest more than 25% of each Portfolio's total assets in municipal obligations whose issuers are located in the same state or more than 25% of each Portfolio's total assets in municipal obligations the security of which is derived from any one category. There could be economic, business or political developments which might affect all municipal obligations of a similar type. However, the Fund believes that the most important consideration affecting risk is the quality of particular issues of municipal obligations rather than factors affecting all, or broad classes of, municipal obligations.

(6) When the Municipal Portfolio purchases Municipal Securities it may also acquire stand-by commitments from banks and other financial institutions with respect to such Municipal Securities. Under a stand-by commitment, a bank or broker-dealer agrees to purchase at the Portfolio's option a specified Municipal Securities at a specified price with same day settlement. A stand-by commitment is the equivalent of a "put" option acquired by the Portfolio with respect to a particular Municipal Securities held in its portfolio.

The amount payable to the Portfolio upon its exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Securities (excluding any accrued interest that the Portfolio paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the security plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Portfolio. Absent unusual circumstances relating to a change in market value, the Portfolio would value the underlying Municipal Security at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Security.

The Municipal Portfolio's right to exercise a stand-by commitment would be unconditional and unqualified. A stand-by commitment would not be transferable by the Portfolio, although it could sell the underlying Municipal Security to a third party at any time.

The Manager expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary and advisable, the Portfolio may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Portfolio would not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each stand-by commitment was acquired.

The Municipal Portfolio would enter into stand-by commitments only with banks and other financial institutions that, in the Manager's opinion, present minimal credit risks and where the issuer of the Municipal Obligation meets the investment criteria of the Municipal Portfolio. The Municipal Portfolio's reliance upon the credit of these banks and broker-dealers would be supported by the value of the underlying Municipal Securities held by the Portfolio that were subject to the commitment.

The Municipal Portfolio intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The purpose of this practice is to permit the Municipal Portfolio to be fully invested in securities the interest on which is exempt from federal income taxes while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the stand-by commitment.

The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying Municipal Securities which will continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the Municipal Portfolio would be valued at zero in determining net asset value. In those cases in which the Portfolio paid directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment is held by the Portfolio. Stand-by commitments would not affect the dollar weighted average maturity of the Portfolio. The maturity of a security subject to a stand-by commitment is longer than the stand-by repurchase date.

The stand-by commitments that the Portfolios may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by the Municipal Portfolio, and that the maturity of the underlying security will generally be different from that of the commitment.

In addition, the Municipal Portfolio may apply to the Internal Revenue Service for a ruling, or seek from its counsel an opinion, that interest on Municipal Obligations subject to stand-by commitments will be exempt from federal income taxation (see "Dividends, Distributions and Taxes" in the Prospectus). In the absence of a favorable tax ruling or opinion of counsel, the Municipal Portfolio will not engage in the purchase of securities subject to stand-by commitments.


The Municipal Portfolio may purchase municipal bonds or notes with the right to resell them at an agreed price or yield within a specified period prior to maturity to facilitate portfolio liquidity. This right to resell is known as a "put". The aggregate price paid for securities with puts may be higher than the price which otherwise would be paid. Consistent with the investment objectives of this Portfolio and subject to the supervision of the Trustees, the purpose of this practice is to permit the Portfolio to be fully invested in tax exempt securities while maintaining the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The principal risk of puts is that the put writer may default on its obligation to repurchase. The Manager will monitor each writer's ability to meet its obligations under puts. See "Investment Restrictions" herein and "Dividends, Distributions and Taxes" in the Prospectus.


The amortized cost method is used by the Money Market Portfolio and the Municipal Portfolio to value any municipal securities; no value is assigned to any puts on such municipal securities. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires.

The investment objectives and policies of the Municipal Portfolio are sought through the following additional strategies employed in the management of the Municipal Portfolio which are described under "Investments and Investment Techniques Common to Two or More Portfolios":

1.   Change in Ratings

2.   Amortized Cost Valuation of Portfolio Securities

3.   Variable Rate Demand Instruments

4.   When-Issued Securities

5.   Repurchase Agreements

6.   Participation Interests

7. Domestic and Foreign Bank Obligations, Certificates of Deposit and Bankers' Acceptances

8.   Privately Placed Securities

Investments and Investment Techniques Common to Two or More Portfolios

Change in Ratings


Subsequent to its purchase by a Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchases by that Portfolio. To the extent that the ratings accorded by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Services, a division of the McGraw-Hill Companies ("S&P") for securities may change as a result of changes in these ratings systems, the Manager will attempt to use comparable ratings as standards for its investment in debt securities in accordance with the investment policies contained therein. However, if these Portfolios hold any variable rate demand instruments with stated maturities in excess of one year, such instruments must maintain their high quality rating or must be sold from these Portfolios. See "Variable Rate Demand Instruments" herein. With regard to each Portfolio, the Board of Trustees of the Fund shall reassess promptly whether the security presents minimal credit risks and shall cause these Portfolios to take such action as the Board of Trustees determines is in the best interest of these Portfolios and their shareholders. However, reassessment is not required if the security is disposed of or matures within five business days of the Manager becoming aware of the new rating and provided further that the Board of Trustees is subsequently notified of the Manager's actions.


In addition, in the event that a security (1) is in default, (2) ceases to be an Eligible Security under Rule 2a-7 of the Investment Company Act of 1940 (the "1940 Act") or (3) is determined to no longer present minimal credit risks, these Portfolios will dispose of the security absent a determination by the Fund's Board of Trustees that disposal of the security would not be in the best interests of these Portfolios. In the event that the security is disposed of, it shall be disposed of as soon as practicable consistent with achieving an orderly disposition by sale, exercise of any demand feature, or otherwise. In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of a Portfolio's total assets, that Portfolio shall promptly notify the Securities and Exchange Commission of such fact and of the actions that such Portfolio intends to take in response to the situation.

Amortized Cost Valuation of Portfolio Securities

Pursuant to Rule 2a-7 under the 1940 Act each of the Portfolios uses the amortized cost method of valuing its investments, which facilitates the maintenance of the Portfolios' per share net asset value at $1.00. The amortized cost method involves initially valuing a security at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

Consistent with the provisions of Rule 2a-7, the Portfolios maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having effective maturities of 397 days or less, and invest only in securities determined by or under the direction of the Board of Trustees to be of high quality with minimal credit risks.


The Board of Trustees has also established procedures designed to stabilize, to the extent reasonably possible, the Portfolios' price per share of each Class as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Portfolios' investments by the Board of Trustees at such intervals as they deem appropriate to determine whether each Portfolio's net asset value calculated by using available market quotations or market equivalents (i.e., determination of value by reference to interest rate levels, quotations of comparable securities and other factors) deviates from $1.00 per share of each Class based on amortized cost. Market quotations and market equivalents used in such review may be obtained from an independent pricing service approved by the Board of Trustees.


The extent of deviation between any Portfolio's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, will be periodically examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. Each Portfolio may hold cash for the purpose of stabilizing its net asset value per share. Holdings of cash, on which no return is earned, would tend to lower the yield on the Portfolios' shares.

Variable Rate Demand Instruments

The Money Market Portfolio and Municipal Portfolio may purchase variable rate demand instruments. Variable rate demand instruments that the Portfolios will purchase are tax exempt Municipal Securities or taxable (variable amount master demand notes) debt obligations that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specified number of days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee, insurance or other credit facility issued with respect to such instrument.

The variable rate demand instruments in which the Portfolios may invest are payable on not more than thirty calendar days' notice either on demand or at specified intervals not exceeding one year depending upon the terms of the instrument. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and their adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. The Fund will decide which variable rate demand instruments it will purchase in accordance with procedures prescribed by its Board of Trustees to minimize credit risks. A Portfolio utilizing the amortized cost method of valuation may only purchase variable rate demand instruments if (i) the instrument is subject to an unconditional demand feature, exercisable by the Portfolio in the event of default in the payment of principal or interest on the underlying securities, which itself qualifies as a First Tier Eligible Security or (ii) the instrument is not subject to an unconditional demand feature but does qualify as a First Tier Eligible Security and has a long-term rating by the Requisite NRSROs in one of the two highest rating categories or, if unrated, is determined to be of comparable quality by the Fund's

Board of Trustees. If an instrument is ever deemed to be of less than high quality, the Portfolio either will sell it in the market or exercise the demand feature.


The variable rate demand instruments that the Portfolios may invest in include participation certificates purchased by the Portfolios from banks, insurance companies or other financial institutions in fixed or variable rate, tax-exempt Municipal Securities (expected to be concentrated in IRBs) or taxable debt obligations (variable amount master demand notes) owned by such institutions or affiliated organizations. A participation certificate gives the Portfolios an undivided interest in the obligation in the proportion that the Portfolio's participation interest bears to the total principal amount of the obligation and provides the demand repurchase feature described below. Where the institution issuing the participation does not meet the Portfolio's high quality standards, the participation is backed by an irrevocable letter of credit or guaranty of a bank (which may be a bank issuing a confirming letter of credit, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation or a bank serving as agent of the issuer with respect to the possible repurchase of the issue) or insurance policy of an insurance company that the Board of Trustees of the Fund has determined meets the prescribed quality standards for the Portfolio. The Portfolio has the right to sell the participation certificate back to the institution and, where applicable, draw on the letter of credit, guarantee or insurance after no more than 30 days' notice either on demand or at specified intervals not exceeding 397 days (depending on the terms of the participation), for all or any part of the full principal amount of the Portfolio's participation interest in the security, plus accrued interest. The Portfolios intend to exercise the demand only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Portfolio in order to make redemptions of the Portfolio shares, or (3) to maintain a high quality investment portfolio. The institutions issuing the participation certificates will retain a service and letter of credit fee (where applicable) and a fee for providing the demand repurchase feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by the Portfolio. The total fees generally range from 5% to 15% of the applicable "prime rate"1 or other interest rate index. With respect to insurance, the Portfolios will attempt to have the issuer of the participation certificate bear the cost of the insurance, although the Portfolios retain the option to purchase insurance if necessary, in which case the cost of insurance will be an expense of the Portfolio subject to the expense limitation on investment company expenses prescribed by any state in which the Portfolio's shares are qualified for sale. The Manager has been instructed by the Fund's
Board of Trustees to continually monitor the pricing, quality and liquidity of the variable rate demand instruments held by the Portfolio, including the participation certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Portfolio may subscribe. Although these instruments may be sold by the Portfolio, the Portfolio intends to hold them until maturity, except under the circumstances stated above (see "Dividends, Distributions and Taxes" in the Prospectus).


While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments. Accordingly, as interest rates decrease or securities increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities. The Portfolios may contain variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Additionally, the Portfolios may contain variable rate demand participation certificates in fixed rate Municipal Securities and taxable debt obligations (the Portfolios will not acquire a variable note demand participation certificate in fixed rate municipal securities without an opinion of counsel). The fixed rate of interest on these obligations will be a ceiling on the variable rate of the participation certificate. In the event that interest rates increased so that the variable rate exceeded the fixed rate on the obligations, the obligations could no longer be valued at par and this may cause the Portfolios to take corrective action, including the elimination of the instruments. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable banks' prime rate, or other interest rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations or obligations of comparable quality with similar maturities.

--------

1 The "prime rate" is generally the rate charged by a bank to its creditworthy customers for short-term loans. The prime rate of a particular bank may differ from other banks and will be the rate announced by each bank on a particular day. Changes in the prime rate may occur with great frequency and generally become effective on the date announced.

For purposes of determining whether a variable rate demand instrument held by a Portfolio matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment. The maturity of a variable rate demand instrument will be determined in the same manner for purposes of computing the Portfolios' dollar-weighted average portfolio maturity. If a variable rate demand instrument ceases to meet the investment criteria of the Portfolio, it will be sold in the market or through exercise of the repurchase demand.

When-Issued Securities

All Portfolios may purchase debt obligations offered on a "when-issued" or "delayed delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase of debt obligations; during the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. To the extent that assets of a Portfolio are not invested prior to the settlement of a purchase of securities, that Portfolio will earn no income; however, it is intended that each Portfolio will be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, it is intended that each Portfolio will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Portfolio makes the commitment to purchase a debt obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that the net asset value or income of the Portfolios' securities will be adversely affected by their purchase of debt obligations on a when-issued basis. Each Portfolio will establish a segregated account in which it will maintain cash and marketable securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

Repurchase Agreements

When a Portfolio purchases securities, it may enter into a repurchase agreement with the seller wherein the seller agrees, at the time of sale, to repurchase the security at a mutually agreed upon time and price. A Portfolio may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in United States government securities by the Federal Reserve Bank of New York. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than 397 days after the Portfolio's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Portfolio's money will be invested in the security, and will not be related to the coupon rate of the purchased security. At the time a Portfolio enters into a repurchase agreement the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement. Each Portfolio may engage in a repurchase agreement with respect to any security in which that Portfolio is authorized to invest, even though the underlying security may mature in more than one year. The U.S. Treasury Portfolio may only invest in repurchase agreements backed by obligations issued or guaranteed by the United States Government calling for resale in 397 days or less. The collateral securing the seller's obligation must be of a credit quality at least equal to the Portfolio's investment criteria for Portfolio securities and will be held by the Portfolio's custodian or in the Federal Reserve Book Entry System.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Portfolio to the seller subject to the repurchase agreement and is therefore subject to that Portfolio's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Portfolio subject to a repurchase agreement as being owned by that Portfolio or as being collateral for a loan by that Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If the court characterized the transaction as a loan and a Portfolio has not perfected a security interest in the security, that Portfolio may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Portfolio, the Manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Portfolio may incur a loss if the proceeds to that Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Portfolio will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Participation Interests

The Money Market Portfolio and Municipal Portfolio may purchase from banks participation interests in all or part of specific holdings of Municipal or other debt obligations (including corporate loans). Where the institution issuing the participation does not meet the Portfolio's quality standards, the participation may be backed by an irrevocable letter of credit or guarantee that the Board of Trustees has determined meets the prescribed quality standards of each Portfolio. Thus, even if the credit of the selling bank does not meet the quality standards of a Portfolio, the credit of the entity issuing the credit enhancement will. Each Portfolio will have the right to sell the participation interest back to the bank for the full principal amount of the Portfolio's interest in the Municipal or debt obligation plus accrued interest, but only (1) as required to provide liquidity to that Portfolio, (2) to maintain the quality standards of each Portfolio's investment portfolio or (3) upon a default under the terms of the debt obligation. The selling bank may receive a fee from a Portfolio in connection with the arrangement. When purchasing bank participation interests, the Portfolio will treat both the bank and the underlying borrower as the issuer of the instrument for the purpose of complying with the diversification requirement of the investment restrictions discussed below.

Domestic and Foreign Bank Obligations, Certificates of Deposit and Bankers' Acceptances

The Money Market Portfolio and Municipal Portfolio may purchase certificates of deposit, time deposits, bankers' acceptances, commercial paper and other obligations issued or guaranteed by the 50 largest banks in the United States. For this purpose banks are ranked by total deposits as shown by their most recent annual financial statements. The "other obligations" in which the
Portfolio may invest include instruments (such as bankers' acceptances, commercial paper and certificates of deposit) issued by United States subsidiaries of the 50 largest banks in the United States where the instruments are guaranteed as to principal and interest by such banks. At the time the Portfolio invests in any certificate of deposit, bankers' acceptance or other bank obligation, the issuer or its parent must have its debt rated within the quality standards of the Portfolio or if unrated be of comparable quality as determined by the Fund's Board of Trustees.

Privately Placed Securities

The Money Market Portfolio and Municipal Portfolio may invest in securities issued as part of privately negotiated transactions between an issuer and one or more purchasers. Except with respect to certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act of 1933 (the "Securities Act") and securities subject to Rule 144A of the Securities Act which are discussed below, these securities are typically not readily marketable, and therefore are considered illiquid securities. The price these Portfolios pay for illiquid securities, and any price received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of privately placed securities by these Portfolios will reflect any limitations on their liquidity. As a matter of policy, none of the Portfolios will invest more than 10% of the market value of the total assets of the Portfolio in repurchase agreements maturing in over seven days and other illiquid investments. The Portfolios may purchase securities that are not registered ("restricted securities") under the Securities Act, but can be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act. The Portfolios may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act ("4(2) Paper"). However, each Portfolio will not invest more than 10% of its net assets in illiquid investments, which include securities for which there is no ready market, securities subject to contractual restriction on resale, certain investments in asset-backed and receivable-backed securities and restricted securities (unless, with respect to these securities and 4(2) Paper, the Fund's Trustees continuously determine, based on the trading markets for the specific restricted security, that it is liquid). The Trustees may adopt guidelines and delegate to the Manager the daily function of determining and monitoring liquidity of restricted securities and 4(2) Paper. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations.

Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Trustees will carefully monitor the Portfolios investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Portfolios to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Other Matters

In addition, for purposes of complying with the securities regulations of certain states, the Fund has adopted the following additional investment restrictions, which may be changed by the Fund's Board of Trustees without the approval by a majority vote of the Fund's outstanding shares.



INVESTMENT RESTRICTIONS


The Fund has adopted the following investment restrictions which are in addition to those described in the Prospectus. Under the following restrictions, which may not be changed without the approval by a majority vote of the Fund's outstanding shares and which apply to each of the Portfolios, the Fund may not:

(a) invest in securities of companies that have conducted operations for less than three years, including the operations of predecessors;

(b) invest in or hold securities of any issuer if to the knowledge of the Fund, officers and trustees of the Fund or officers and directors of the Manager, individually own beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities; and


(c) (1) make investments for purpose of exercising control over any issuer or other person; (2) purchase securities having voting rights at the time of purchase; (3) purchase securities of other investment companies, except in connection with a merger, acquisition, consolidation, reorganization or acquisition of assets; (4) invest in real estate, including real estate limited partnerships, (other than debt obligations secured by real estate or interests therein or debt obligations issued by companies which invest in real estate or interests therein); (5) invest in commodities, commodity contracts, commodity options, interests and leases in oil, gas or other mineral exploration or development programs (a Fund may, however, purchase and sell securities of companies engaged in the exploration, development, production, refining transporting and marketing of oil, gas or minerals);
     (6) purchase restricted securities or purchase securities on margin; (7) make short sales of securities or intentionally maintain a short position in any security or write, purchase or sell puts, calls, straddles, spreads or any combination thereof; (8) act as an underwriter of securities or (9) issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any permitted borrowing.


In addition, the Fund may not, on behalf of the Portfolio or Portfolios specified:

(d) with respect to the U.S. Treasury Portfolio and the Money Market Portfolio, invest more than 25% of the value of the Portfolio's total assets in securities of companies in the same industry (excluding U.S. Government securities and, as to Money Market Portfolio only, certificates of deposit and bankers' acceptances of domestic banks); and

(e) with respect to the Municipal Portfolio, purchase (i) pollution control and industrial revenue bonds or (ii) securities which are not Municipal Obligations, if in either case the purchase would cause more than 25% of the value of the Portfolio's total assets to be invested in companies in the same industry (for the purposes of this restriction wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents).

PORTFOLIO TRANSACTIONS


The Fund's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer, from banks and financial institutions or from an underwriter or market maker for the securities. There usually are no brokerage commission paid for such purchases. The Fund has paid no brokerage commissions since its formation. Any transaction for which the Fund pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.


Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. No preference in purchasing portfolio securities will be given to banks or dealers that are Participating Organizations.

Investment decisions for the Fund will be made independently from those for any other investment companies or accounts that may be or become managed by the Manager or its affiliates. If, however, the Fund and other investment companies or accounts managed by the Manager are simultaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchasers or sellers.

No portfolio transactions are executed with the Manager or its affiliates acting as principal. In addition, the Fund will not buy bankers' acceptances, certificates of deposit or commercial paper from the Manager or its affiliates.

PURCHASE AND REDEMPTION OF SHARES AND OTHER PURCHASE AND REDEMPTION PROCEDURES

The material relating to the purchase and redemption of shares of each Class in the Prospectus is herein incorporated by reference.

YIELD QUOTATIONS

The Fund calculates a seven-day yield quotation (computed separately for each Class of shares) using a standard method prescribed by the rules of the Securities and Exchange Commission. Under that method, the Fund's yield figure, which is based on a chosen seven-day period, is computed as follows: the Fund's return for the seven-day period (which is obtained by dividing the net change in the value of a hypothetical account having a balance of one share at the beginning of the period by the value of such account at the beginning of the period, which is expected to always be $1.00) is multiplied by (365/7) with the resulting annualized yield figure carried to the nearest hundredth of one percent. For purposes of the foregoing computation, the determination of the net change in account value during the seven-day period reflects (i) dividends declared on the original share and on any additional shares, including the value of any additional shares purchased with dividends paid on the original share, and (ii) fees charged to all shareholder accounts. Realized capital gains or losses and unrealized appreciation or depreciation of the Fund's portfolio securities are not included in the computation.

The Fund also compiles a compound effective yield quotation (computed separately for each Class of shares) for a seven-day period by using a formula prescribed by the Securities and Exchange Commission. Under that formula, the Fund's unannualized return for the seven-day period (described in the preceding paragraph) is compounded by adding one to the base period return, raising the sum to a power equal to 365/7 and subtracting one from the result (i.e., effective yield = (base return +1) 365/7-1).

Although published yield information is useful to investors in reviewing the Fund's performance, investors should be aware that the Fund's yield for each Portfolio fluctuates from day to day and that the Fund's yield for any given period for a Portfolio is not an indication, or representation by the Fund, of future yields or rates of return on the Fund's shares. The Fund's yields are not fixed or guaranteed, and an investment in the Fund is not insured. Accordingly, the Fund's yield information may not necessarily be used to compare Fund shares with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. In addition, investments in the Fund may not necessarily be used to compare with investment alternatives which are insured or guaranteed.

Investors who purchase the Fund's shares directly may realize a higher yield than Participant Investors because they will not be subject to any fees or charges that may be imposed by Participating Organizations.

MANAGEMENT AND INVESTMENT MANAGEMENT CONTRACT


The Investment Manager for the Fund is Reich & Tang Asset Management L.P., a Delaware limited partnership with principal offices at 600 Fifth Avenue, New York, New York 10020 (the "Manager"). The Manager, as of June 30, 1997, was investment manager, advisor or supervisor with respect to assets aggregating in excess of $9.3 billion. In addition to the Fund, Reich & Tang Asset Management L.P.'s advisory clients include, among others, AEW Commercial Mortgage Securities Fund, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc. Reich & Tang Asset Management L.P. also advises pension trusts, profit sharing trusts and endowments.


New England Investment Companies, L.P. ("NEICLP") is the limited partner and owner of a 99.5% interest in the Manager. Reich & Tang Asset Management, Inc. (a wholly-owned subsidiary of NEICLP) is the general partner and owner of the remaining .5% interest of the Manager. Reich & Tang Asset Management L.P. has succeeded NEICLP as the Manager of the Fund.

On August 30, 1996, The New England Mutual Life Insurance Company ("The New England") and Metropolitan Life Insurance Company ("MetLife") merged, with MetLife being the continuing company. The Manager remains an indirect wholly-owned subsidiary of NEICLP, but Reich & Tang Asset Management, Inc., its sole general partner, is now an indirect subsidiary of MetLife. Also, MetLife New England Holdings, Inc., a wholly-owned subsidiary of MetLife, owns approximately 48.5% of the outstanding limited partnership interest of NEICLP and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns approximately 16% of the outstanding partnership units of NEICLP.

MetLife is a mutual life insurance company with assets of $297.6 billion at December 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.6 trillion at December 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.

NEIC is a holding company offering a broad array of investment styles across a wide range of asset categories through twelve subsidiaries, divisions and affiliates offering a wide array of investment styles and products to institutional clients. Its business units include AEW Capital Management, L.P., Back Bay Advisors, L.P., Graystone Partners, L.P., Harris Associates, L.P., Jurika & Voyles, L.P., Loomis, Sayles & Co., L.P., MC Management, L.P., New England Funds, L.P., New England Funds Management, L.P., Reich & Tang Asset Management, L.P., Vaughan-Nelson, Scarborough & McConnell L.P. and Westpeak Investment Advisors, L.P. These affiliates in the aggregate are investment advisors or managers of 69 other registered investment companies.

The merger between The New England and MetLife resulted in an "Assignment" of the Investment Management Contract relating to the Fund. Under the 1940 Act, such as assignment caused the automatic termination of this agreement. On November 28, 1995, the Board of Trustees, including a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Fund or the Manager, approved a new Investment Management Contract effective August 30, 1996, which has a term which extends to March 31, 1998 and may be continued in force thereafter for successive twelve-month periods beginning each April 1, provided that such majority vote of the Fund's outstanding voting securities or by a majority of the directors who are not parties to the Investment Management Contract or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.

The new Investment Management Contract was approved by a majority of the shareholders of the Fund on January 26, 1996 and contains the same terms and conditions governing the Manager's investment management responsibilities as the Fund's previous Investment Management Contract with the Manager, except as to
(i) the date of execution and termination and (ii) an increase in the management fee from .08% to .12% of the Fund's average daily assets.

The merger and change in control of the Manager is not expected to have any impact upon the Manager's performance of its responsibilities and obligations under the Investment Management Contract.

Pursuant to the Investment Management Contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund.


The Manager provides persons satisfactory to the Board of Trustees of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and trustees of the Fund, may be officers of Reich & Tang Asset Management, Inc., the sole general partner of the Manager or employees of the Manager or its affiliates.

The Investment Management Contract is terminable without penalty by the Fund on sixty days' written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board of Trustees, or by the Manager on sixty days' written notice, and will automatically terminate in the event of its assignment. The Investment Management Contract provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Manager, or of reckless disregard of its obligations thereunder, the Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.


For its services under the Investment Management Contract, the Manager receives from the Fund a fee equal to .12% per annum of each Portfolio's average daily net assets. The fees are accrued daily and paid monthly. Investment management fees and operating expenses which are attributable to both Classes of the Fund will be allocated daily to each Class based on the percentage of outstanding shares at the end of the day. Additional shareholder services provided by Participating Organizations to Class A shareholders pursuant to the Plan shall be compensated by the

Distributor from its shareholder servicing fee, the Manager from its management fee and the Fund itself. Expenses incurred in the distribution of Class B shares and the servicing of Class B shares shall be paid by the Manager.

Pursuant to the Administrative Services Agreement with the Fund, the Manager also performs clerical, accounting supervision, office service and related functions for the Fund and provides the Fund with personnel to (i) supervise the performance of bookkeeping and related services by Investors Fiduciary Trust Company, the Fund's bookkeeping or recordkeeping agent, (ii) prepare reports to and filings with regulatory authorities, and (iii) perform such other services as the Fund may from time to time request of the Manager. The personnel rendering such services may be employees of the Manager, of its affiliates or of other organizations. The Manager, at its discretion, may voluntarily waive all or a portion of the administrative services fee. For its services under the Administrative Services Agreement, the Manager receives from the Fund a fee equal to .05% per annum of each Portfolio's average daily net assets. For the fiscal year ended March 31, 1997, the amount payable to the Manager under the Administrative Services Contract for the Money Market Portfolio of the Fund was $82,861, all of which was voluntarily waived. For the fiscal year ended March 31, 1997, the amount payable to the Manager under the Administrative Services Contract for the U.S. Treasury Portfolio of the Fund was $146,609, of which $87,965 was voluntarily waived.

The Manager has voluntarily agreed to waive its management and administrative services fees in whole or in part and reimburse each Portfolio its operating expenses to the extent that (i) such Portfolio's Class A shares total operating expenses exceed .40%, .425% and .45% of the Class A shares average daily net assets during the first, second and third fiscal years of the Fund, respectively; and (ii) such Portfolio's Class B shares total operating expenses exceed .15%, .175% and .20% of the Class B shares average daily net assets during the first, second and third fiscal years of the Fund, respectively. The Manager therefore receives only that portion of its management and administrative services fees which, when added to all operating expenses, does not result in total operating expenses for each Class of shares of each Portfolio exceeding the amounts set forth in the preceding sentence during the first three years of the Fund. The Manager will not subsequently recoup any portion of the fees so waived or expenses reimbursed. For the Money Market Portfolio, the fee payable to the Manager under the Investment Management Contract for the fiscal year ended March 31, 1997 was $175,379, of which $92,518 was voluntarily waived. For the U.S. Treasury Portfolio, the fee payable to the Manager under the Investment Management Contract for the fiscal year ended March 31, 1997 was $302,799, of which $68,224 was voluntarily waived.

Any portion of the total fees received by the Manager may be used to provide shareholder services and for distribution of Fund shares. (see "Distribution and Service Plan" herein).


Investment management fees and operating expenses which are attributable to both Classes of the Fund will be allocated daily to each Class based on the percentage of outstanding shares at the end of the day. Additional shareholder services provided by Participating Organizations to Class A shareholders pursuant to the Plan will be compensated by the Distributor from its shareholder servicing fee, the Manager from its management fee and the Fund itself. Expenses incurred in the distribution of Class B shares and the servicing of Class B shares shall be paid by the Manager.

Expense Limitation

The Manager has agreed, pursuant to the Investment Management Contract, to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage and extraordinary expenses) which in any year exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. For the purpose of this obligation to reimburse expenses, the Fund's annual expenses are estimated and accrued daily, and any appropriate estimated payments are made to it on a monthly basis. Subject to the obligations of the Manager to reimburse the Fund for its excess expenses as described above, the Fund has, under the Investment Management Contract, confirmed its obligation for payment of all its other expenses, including taxes, brokerage fees and commissions, commitment fees, certain insurance premiums, interest charges and expenses of the custodian, transfer agent and dividend disbursing agent's fees, telecommunications expenses, auditing and legal expenses, bookkeeping agent fees, costs of forming the corporation and maintaining corporate existence, compensation of disinterested trustees, costs of investor services, shareholder's reports and corporate meetings, Securities and Exchange Commission registration fees and expenses, state securities laws registration fees and expenses, expenses of preparing and printing the Fund's prospectus for delivery to existing shareholders and of printing application forms for shareholder accounts and the fees and reimbursements payable to the Manager under the Investment Management Contract and the Administrative Services Agreement and the Distributor under the Shareholder Servicing Agreement.


The Fund may from time to time contract to have management services performed by third parties as discussed herein and the management of the Fund intends to do so whenever it appears advantageous to the Fund. The Fund's expenses for such services are among the expenses subject to the expense limitation described above. As a result of the recent passage of the National Securities Markets Improvement Act of 1996, all state expense limitations have been eliminated at this time.


The Fund has reserved the right to charge individual shareholder accounts for expenses actually incurred by such account for postage, wire transfers and certain other shareholder expenses, as well as to impose a monthly service charge for accounts whose net asset value falls below the minimum amount.

Trustees and Officers

The trustees and officers of the Fund, and their principal occupations for the past five years, are listed below. The address of each such person, unless otherwise indicated, is 600 Fifth Avenue, New York, New York, 10020. Mr. Duff may be deemed an "interested person" of the Fund, as defined in the 1940 Act, on the basis of his affiliation with the Manager.


Steven W. Duff, 43 - President and Trustee of the Fund, has been President of the Mutual Funds division of the Manager since September 1994. Mr. Duff was formerly Director of Mutual Fund Administration at NationsBank with which he was associated with from June 1981 to August 1994. Mr. Duff is President and a Director of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily
Municipal Income Fund, Inc. and Short Term Income Fund, Inc., President and Trustee of Florida Daily Municipal Income Fund and Pennsylvania Daily Municipal Income Fund, President of Cortland Trust, Inc., President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc., Executive Vice President of Reich & Tang Equity Fund, Inc.

Dr. W. Giles Mellon, 66 - Trustee of the Fund, is Professor of Business Administration and Area Chairman of Economics in the Graduate School of Management, Rutgers University with which he has been associated since 1966. His address is Rutgers University Graduate School of Management, 92 New Street, Newark, New Jersey 07102. Dr. Mellon is also a Director of AEW Commercial Mortgage Securities Fund, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Reich & Tang Equity Fund, Inc. and Short Term Income Fund, Inc., and a Trustee of Florida Daily Municipal Income Fund and Pennsylvania Daily Municipal Income Fund.

Robert Straniere, 55 - Trustee of the Fund, has been a member of the New York State Assembly and a partner with Straniere & Straniere Law Firm of since 1981. His address is 182 Rose Avenue, Staten Island, New York 10306. Mr. Straniere is also a Director of AEW Commercial Mortgage Securities Fund, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Life Cycle Mutual Funds, Inc., Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Reich & Tang Equity Fund, Inc. and Short Term Income Fund, Inc., and a Trustee of Florida Daily Municipal Income Fund and Pennsylvania Daily Municipal Income Fund.

Dr. Yung Wong, 58 - Trustee of the Fund, was Director of Shaw Investment Management (U.K.) Limited from 1994 to October 1995 and formerly was a General Partner of Abacus Partners Limited Partnership (a general partner of a venture capital investment firm) from 1984 to 1994. His address is 29 Alden Road, Greenwich, Connecticut 06831. Dr. Wong has been a Director of Republic Telecom Systems Corporation (a provider of telecommunications equipment) since January 1989 and of TelWatch, Inc. (a provider of network management software) since August 1989. Dr. Wong is also a Director of AEW Commercial Mortgage Securities Fund, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund Inc., Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Reich & Tang Equity Fund, Inc. and Short Term Income Fund, Inc., and a Trustee of Florida Daily Municipal Income Fund and Pennsylvania Daily Municipal Income Fund.


Bernadette N. Finn, 49 - Vice President and Secretary of the Fund, has been Vice President of the Mutual Funds division of the Manager since September 1993. Ms. Finn was formerly Vice President and Assistant Secretary of Reich & Tang, Inc. with which she was associated with from September 1970 to September 1993. Ms. Finn is also Secretary of AEW Commercial Mortgage Securities Fund, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Florida Daily Municipal Income Fund, Michigan

Daily Tax Free Income Funds, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund and Tax Exempt Proceeds Fund, Inc., a Vice President and Secretary of Delafield Fund, Inc., Reich & Tang Equity Fund, Inc. and Short Term Income Fund, Inc.

Molly Flewharty, 46 - Vice President of the Fund, has been Vice President of the Mutual Funds division of the Manager since September 1993. Ms. Flewharty was formerly Vice President of Reich & Tang, Inc. with which she was associated with from December 1977 to September 1993. Ms. Flewharty is also a Vice President of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc.

Lesley M. Jones, 49 - Vice President of the Fund, has been Senior Vice President of the Mutual Funds division of the Manager since September 1993. Ms. Jones was formerly Senior Vice President of Reich & Tang, Inc. with which she was associated with from April 1973 to September 1993. Ms. Jones is also a Vice President of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc. and Short Term Income Fund, Inc.

Dana E. Messina, 40 - Vice President of the Fund, has been Executive Vice President of the Mutual Funds division of the Manager since January 1995 and was Vice President from September 1993 to January 1995. Ms. Messina was formerly
Vice President of Reich & Tang, Inc. with which she was associated with from December 1980 to September 1993. Ms. Messina is also Vice President of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc., and Tax Exempt Proceeds Funds, Inc.

Richard De Sanctis, 40 - Treasurer of the Fund, has been Vice President and Treasurer of the Manager since September 1993. Mr. De Sanctis was formerly Controller of Reich & Tang, Inc., from January 1991 to September 1993 and Vice President and Treasurer of Cortland Financial Group, Inc. and Vice President of Cortland Distributors, Inc. from 1989 to December 1990. Mr. De Sanctis is also Treasurer of AEW Commercial Mortgage Securities Fund, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc. and is Vice President and Treasurer of Cortland Trust, Inc.

Trustees of the Fund not affiliated with the Manager receive from the Fund, per Portfolio, an annual retainer of $1,000 and a fee of $250 for each Board of Trustees meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with the Manager do not receive compensation from the Fund. See Compensation Table.





                               COMPENSATION TABLE

            (1)                        (2)                         (3)                       (4)                       (5)

     Name of Person,       Aggregate Compensation from    Pension or Retirement       Estimated Annual       Total Compensation from
         Position           Registrant for Fiscal Year  Benefits Accrued as Part  Benefits upon Retirement    Fund and Fund Complex
                                                            of Fund Expenses                                   Paid to Directors*


W. Giles Mellon,                      $4,000                        0                         0                $52,125 (13 Funds)
Director

Robert Straniere,                     $4,000                        0                         0                $52,125 (13 Funds)
Director

Yung Wong,                            $4,000                        0                         0                $52,125 (13 Funds)
Director


* The total compensation paid to such persons by the Fund and Fund Complex for the fiscal year ended March 31, 1997 (and, with respect to certain of the funds in the Fund Complex, estimated to be paid during the fiscal year ended March 31,
1997). The parenthetical number represents the number of investment companies (including the Fund) from which such person receives compensation that are considered part of the same Fund complex as the Fund, because, among other things, they have a common investment advisor.


Counsel and Auditors

Legal matters in connection with the issuance of shares of stock of the Fund are passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022. Matters in connection with Massachusetts law are passed upon by Dechert, Price & Rhoads, Ten Post Office Square South, Boston, Massachusetts 02109-4603.

McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, independent certified public accountants, have been selected as auditors for the Fund.

DISTRIBUTION AND SERVICE PLAN

Pursuant to Rule 12b-1 under the 1940 Act, the Securities and Exchange Commission has required that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Fund's Board of Trustees has adopted a distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund has entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to Class A shares only) with the Reich & Tang Distributors L.P., (the "Distributor") as distributor of the Fund's shares.

Reich & Tang Asset Management, Inc. serves as the sole general partner for both Reich & Tang Asset Management L.P. and Reich & Tang Distributors L.P., and Reich & Tang Asset Management L.P. serves as the sole limited partner of the Distributor.

Effective January 26, 1995, a majority of the Fund's Board of Trustees, including a majority of trustees, who are not interested (as defined in the 1940
Act) approved the creation of a second class of shares of beneficial interest of the Fund. In furtherance of this action, the Board of Trustees has reclassified the authorized shares of beneficial interest of the Fund into Class A and Class B shares (the shares of the Fund outstanding as of January 26, 1995, have been designated Class B shares). The Class A shares will be offered to investors who desire certain additional shareholder services from Participating Organizations that are compensated by the Fund's Manager and Distributor for such services.


Under the Plan, the Fund and the Distributor will enter into a Shareholder Servicing Agreement, with respect to the Fund's Class A shares. For its services under the Shareholder Servicing Agreement (with respect to Class A shares only), the Distributor receives from the Fund a fee equal to .25% per annum of the Class A shares of the Fund's average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholder services and for the maintenance of shareholder accounts. The fee is accrued daily and paid monthly and any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to servicing their clients or customers who are shareholders of the Class A shares of the Fund. The Class B shareholders do not receive the benefit of such services from Participating Organizations and, therefore, will not be assessed a Shareholder Servicing Fee.


Under the Distribution Agreement, the Distributor, for nominal consideration and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal.


The Plan and the Shareholder Servicing Agreement provide that, in addition to the Shareholder Servicing Fee, the Fund will pay for (i) telecommunications expenses including the cost of dedicated lines and CRT terminals, incurred by the Participating Organizations and Distributor in carrying out their obligations under the Shareholder Servicing Agreement with respect to the Fund's Class A shares and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from their own resources, which may include the management fee, and past profits for the following purposes: (i) to defray the costs of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements for performing shareholder servicing and related administrative functions on behalf of the Class A shares of the Fund; (ii) to compensate certain Participating Organizations for providing assistance in distributing the Fund's Class A shares; and (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee with respect to Class A shares and past profits for the purpose enumerated in (i) above. The Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and the Distributor for any fiscal year under the Investment Management Contract, the Administrative Services Contract or the Shareholder Servicing Agreement in effect for that year.

The following applies only to Class A shares of the Fund. For the Fund's fiscal year ended March 31, 1997, the amount payable to the Distributor under the Plan and Shareholder Servicing Agreement adopted thereunder pursuant to the Rule 12b-1 under the 1940 Act, totaled $28,701 for the Money Market Portfolio. During the same period, the Manager and Distributor made payments under the Plan totaling $28,172. For the fiscal year ended March 31, 1997, the amount payable to the Distributor under the Plan and Shareholder Servicing Agreement adopted thereunder pursuant to the Rule 12b-1 under the 1940 Act, totaled $726,925 for the U.S. Treasury Portfolio. During the same period, the Manager and Distributor made payments under the Plan totaling $741,591, of which $723,310 was to or on behalf of Participating Organizations.


In accordance with the Rule, the Plan provides that all written agreements relating to the Plan entered into between either the Fund or the Distributor and Participating Organizations or other organizations must be in a form satisfactory to the Fund's Board of Trustees. In addition, the Plan requires the Fund and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Fund and the Distributor pursuant to the Plan and identifying the distribution activities for which those expenditures were made.


The Plan was most recently approved on October 3, 1996 by the Board of Trustees and shall continue until December 31, 1997 including a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Fund or the Manager. The Plan provides that it may continue in effect for successive annual periods provided it is approved by the Class A shareholders or by the Board of Trustees, including a majority of trustees who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plan or in the agreements related to the Plan. The Plan further provides that it may not be amended to increase materially the costs which may be spent by the Fund for distribution pursuant to the Plan without Class A shareholder approval, and the other material amendments must be approved by the trustees in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of a majority of the disinterested trustees of the Fund or the Fund's Class A shareholders.


DESCRIPTION OF SHARES


The Fund was established as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 20, 1994. The Fund has an unlimited authorized number of shares of beneficial interest. These shares are entitled to one vote per share with proportional voting for fractional shares. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares when issued in accordance with the terms of the offering will be fully paid and non-assessable. Shares of the Fund are redeemable at net asset value, at the option of the shareholders. On March 15, 1994, the Manager purchased $100,000 of the Money Market Portfolio's shares at an initial subscription price of $1.00 per share for each Class.


Each Portfolio of the Fund is subdivided into two classes of shares of beneficial interest, Class A and Class B. Each share, regardless of class, will represent an interest in the same portfolio of investments and will have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, designations and terms and conditions, except that: (i) the Class A and Class B shares will have different class designations; (ii) only the Class A shares will be assessed a service fee of .25% of the average daily net assets of the Class A shares of the Fund pursuant to the Rule 12b-1 Distribution and Service Plan of the Fund; (iii) only the holders of the Class A shares would be entitled to vote on matters pertaining to the Plan and any related agreements in accordance with provisions of Rule 12b-1; and (iv) the exchange privilege will permit shareholders to exchange their shares only for shares of the same class of any Portfolio of the Fund. Payments that are made under the Plans will be calculated and charged daily to the appropriate class prior to determining daily net asset value per share and dividends/distributions.


On June 30, 1997 there were 254,956,527 Money Market Portfolio shares and 288,931,972 U.S. Treasury Portfolio shares of the Fund outstanding. As of June 30, 1997 the amount of shares owned by all officers and directors of the Fund, as a group, was less than 1% of the outstanding shares. Set forth below is certain information as to persons who owned 5% or more of the Fund's outstanding shares as of June 30, 1997:



                                                                                         Nature of
 Name and address                                    % of Class                          Ownership

 U.S. Treasury Portfolio-Class A
 Neuberger & Berman                                    96.78%                               Record


 11 Broadway
 New York, NY 10004-1302

 U.S. Treasury Portfolio-Class B
 NFSC, as Agent for Exclusive Benefit                  100%                                 Record
 of Customers for Pinnacle Shares
 200 Liberty Street
 New York, NY 10281

 Money Market Portfolio-Class A
 Hambrecht and Quist                                   74.58%                               Record
 34 Exchange Place
 Jersey City, NJ 07311-3988

 BHF Securities Corporation                            25.56%                               Record
 590 Madison Avenue, 28th Floor
 New York, NY 10022

 Money Market Portfolio-Class B
 NFSC, as Agent for Exclusive Benefit                  36.33%                               Record
 of Customers for Pinnacle Shares
 200 Liberty Street
 New York, NY 10281

 New England Investment Co., L.P.                      28.57%                               Record
 399 Boylston Street
 Boston, MA 02116

 New England Securities                                8.06%                                Record
 399 Boylston Street
 Boston, MA 02116


The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of trustees can elect 100% of the trustees if the holders choose to do so and, in the event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Trustees. Unless specifically requested by an investor, the Fund will not issue certificates evidencing Fund shares.

As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-laws of the Fund provide for annual meetings only (a) for the election of trustees, (b) for approval of revised investment advisory contracts with respect to a particular class or series of beneficial interest, (c) for approval of revisions to the Fund's distribution agreement with respect to a particular class or series of beneficial interest and (d) upon the written request of holders of shares entitled to cast not less than 10% of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act including the removal of Fund Trustee(s) and communication among shareholders, any registration of the Fund with the Securities and Exchange Commission or any state, or as the Trustee may consider necessary or desirable. For example, procedures for calling a shareholder's meeting for the removal of Trustees of the Fund, similar to those set forth in
Section 16(c) of the 1940 Act, are available to shareholders of the Fund. A meeting for such purpose can be called by the holders of at least 10% of the Fund's outstanding shares of beneficial interest. The Fund will aid shareholder communications with other shareholders as required under Section 16(c) of the 1940 Act. Each Trustee serves until the next meeting of the shareholders called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his or her successor, elected at such a meeting, or until such Trustee sooner dies, resigns, retires or is removed by the vote of the shareholders.

CUSTODIAN AND TRANSFER AGENT


Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, is custodian for its cash and securities. Reich & Tang Services L.P., 600 Fifth Avenue, New York, New York 10020 is transfer agent and dividend disbursing agent for the shares of the Fund. The custodian and transfer agent do not assist in, and are not responsible for, investment decisions involving assets of the Fund.


NET ASSET VALUE


Pursuant to rules of the Securities and Exchange Commission, the Board of Trustees has established procedures to stabilize each Portfolio's net asset value at $1.00 per share of each Class. These procedures include a review of the extent of any deviation of net asset value per share, based on available market rates, from $1.00. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than one year, will limit portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments that each Portfolio's Board of Trustees determines present minimal credit risks, and will comply with certain reporting and record-keeping procedures. Each Portfolio has also established procedures to ensure that portfolio securities meet the quality criteria as provided in Rule 2a-7 of the 1940 Act. (See "Investment Objectives, Policies and Risks" in the Prospectus.)

DESCRIPTION OF RATINGS

Commercial Paper and Corporate Bond Ratings

Description of Prime-1 and A-1 Commercial Paper Ratings

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Commercial paper rated A by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt rating should be A or better. In some cases, BBB credits may be allowed if other factors outweigh the BBB rating. The issuer should have access to at least two additional channels of borrowing. Basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances. Typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

Description of Aa and AA Corporate Bond Ratings

Bonds rate Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than the best bonds because margins of protection may not be as large as Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Bonds rated AA by S&P are judged to be high-quality debt obligations. Their capacity to pay principal and interest is considered very strong, and in the majority of instances they differ from AAA issues only in a small degree. Bonds rated AAA are considered by S&P to be highest grade obligations and indicate an extremely strong capacity to pay principal and interest.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 1997
================================================================================

      Face                                                                Maturity                        Value
     Amount                                                                 Date          Yield          (Note 1)
     ------                                                                 ----          -----          --------
Commercial Paper (51.17%)
--------------------------------------------------------------------------------------------------------------------
 $    9,000,000  ANZ Banking Group                                        04/14/97        5.44%      $   8,982,548
      9,000,000  Commonwealth Bank of Australia                           04/10/97        5.40           8,988,007
      9,000,000  General Electric Capital Corporation                     04/21/97        5.38           8,973,450
      9,000,000  Hertz Corporation                                        04/29/97        5.42           8,962,550
      9,000,000  Island Finance                                           04/04/97        5.34           8,996,010
      8,000,000  Merrill Lynch & Co.,  Inc.                               04/30/97        5.43           7,965,522
      9,000,000  Receivables Capital Corporation                          04/11/97        5.38           8,986,625
     10,000,000  Sigma Finance Corporation                                05/06/97        5.42           9,947,986
     10,000,000  Svenska Handelsbanken                                    04/30/97        5.41           9,956,983
      9,000,000  Unifunding                                               04/09/97        5.40           8,989,340
     10,000,000  Venantius A.B.                                           05/23/97        5.43           9,922,867
  -------------                                                                                       ------------
    101,000,000  Total Commercial Paper                                                                100,671,888
  -------------                                                                                       ------------
Letter of Credit Commercial Paper (4.05%)
--------------------------------------------------------------------------------------------------------------------
 $    4,000,000  Nacional Financeria
                 LOC Societe Generale                                     04/30/97        5.39%      $   3,982,761
      4,000,000  Premium Funding - Series E
                 LOC Citibank                                             04/11/97        5.40           3,994,033
  -------------                                                                                       ------------
      8,000,000  Total Letter of Credit Commercial Paper                                                 7,976,794
  -------------                                                                                       ------------
Master Notes (2.54%)
--------------------------------------------------------------------------------------------------------------------
 $    5,000,000  Goldman Sachs                                            08/01/97        6.85%      $   5,000,000
  -------------                                                                                       ------------
      5,000,000  Total Master Notes                                                                      5,000,000
  -------------                                                                                       ------------
Other Notes (24.45%)
--------------------------------------------------------------------------------------------------------------------
 $    2,000,000  City of Elsmere, KY Industrial Building RB
                 (International Mold Steel Inc. Project)
                 LOC Star Bank, N.A.                                      10/01/16 (a)    5.77%      $   2,000,000
      3,000,000  County of Passaic, NJ GO Refunding Bond -  Series B
                 LOC Bank of Nova Scotia                                  09/01/20 (a)    5.65           3,000,000
      1,040,000  LRV Enterprises, L.L.C. Taxable VRDN - Series 1996
                 LOC First of America/Michigan National Bank              09/01/21 (a)    5.75           1,040,000
      3,900,000  Mayfair Village Retirement Center, Inc., KY
                 (VR Term Notes) - Series 1995
                 LOC PNC Bank                                             05/01/00 (a)    5.76           3,900,000
      2,906,000  Mercer Cty Improvement Authority Taxable RB
                 (County Baseball Stadium Project) - Series 1997          04/15/98        5.96           2,911,645
      1,364,000  Michigan Municipal Bond Authority RAN - Series C         08/04/97        6.42           1,365,986
      3,745,000  Michigan Municipal Bond Authority RN - Series E          08/05/97        6.42           3,748,595


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                Maturity                        Value
     Amount                                                                 Date          Yield          (Note 1)
     ------                                                                 ----          -----          --------
Other Notes (Continued)
--------------------------------------------------------------------------------------------------------------------
 $    1,900,000  Mississippi Business Finance Corporation IDRB
                 (Howard Industries, Inc.) - Series 1995
                 LOC First National Bank of Chicago                       06/01/10 (a)    5.85%      $   1,900,000
      2,700,000  Pennsylvania EDFA
                 (West 914 Incorporation Project) RB - Series 1991A
                 LOC PNC Bank                                             05/01/21(a)     5.85           2,700,000
      1,300,000  Pennsylvania EDFA RB
                 (C & D Charter Power System) - Series 1991B2
                 LOC PNC Bank                                             12/01/00(a)     5.40           1,300,000
      1,100,000  Pennsylvania EDFA Bond
                 LOC PNC Bank                                             08/01/02 (a)    5.85           1,100,000
      3,090,000  State of Connecticut RRA Taxable VR - Subseries 2
                 LOC National Westminster Bank PLC                        11/15/97 (b)    6.00           3,090,000
      2,200,000  State of Missouri HEFA
                 (SSM Health Care System) 1995 - Series D
                 MBIA Insured                                             06/01/25 (a)    5.65           2,200,000
      2,000,000  State of Tennessee - Series D                            07/02/01 (a)    5.60           2,000,000
      1,000,000  State of Tennessee Adjustable Taxable BAN - Series B     07/02/01 (a)    5.60           1,000,000
      3,000,000  The City of New York Fiscal 1996 - Series 1996 A-2
                 LOC Societe Generale                                     04/24/97        5.52           3,000,000
      2,840,000  The City of New York, Fiscal 1996
                 LOC Societe Generale                                     05/08/97        5.45           2,840,000
      9,000,000  Wichita, Kansas Taxable General Obligation
                 Renewal & Improvement Temporary Notes                    08/28/97        5.62           9,001,769
  -------------                                                                                       ------------
     48,085,000  Total Other Notes                                                                      48,097,995
  -------------                                                                                       ------------
Repurchase Agreements, Overnight (17.28%)
--------------------------------------------------------------------------------------------------------------------
 $   34,000,000  Morgan Stanley & Co., Incorporated (Collateralized
                 by $44,725,000, GNMA, 6.500%, due 2/20/24)               04/01/97        6.50%      $  34,000,000
  -------------                                                                                       ------------
     34,000,000  Total Repurchase Agreements, Overnight                                                 34,000,000
  -------------                                                                                       ------------
                 Total Investments (99.49%) (Cost 195,746,677+)                                        195,746,677
                 Cash and Other Assets, Net of  Liabilities (0.51%)                                        998,615
                                                                                                      ------------
                 Net Assets (100.00%)                                                                $ 196,745,292
                 Net Asset Value, offering and redemption price per share:                            ============
                 Class A, 38,220,159 shares outstanding (Note 3)                                     $        1.00
                                                                                                      ============
                 Class B,158,525,133 shares outstanding (Note 3)                                     $        1.00
                                                                                                      ============

                 +    Aggregate cost for federal income tax purposes is identical.


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 1997
================================================================================


FOOTNOTES:
(a) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a letter of credit. The interest rates are adjustable and are based on market rates. The rate shown is the rate in effect at the date of this statement.

(b)  The maturity date indicated for this security is the mandatory put date.

KEYS:
     BAN      =   Bond Anticipation Note                               RAN      =   Revenue Anticipation Note

     EDFA     =   Economic Development Finance Authority               RB       =   Revenue Bond

     GO       =   General Obligation                                   RN       =   Revenue Note

     HEFA     =   Health and Education Finance Authority               RRA      =   Resource Recovery Authority

     IDRB     =   Industrial Development Revenue Bond                  VRDN     =   Variable Rate Demand Note















--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 1997
================================================================================

      Face                                                                        Maturity                        Value
     Amount                                                                         Date          Yield          (Note 1)
     ------                                                                         ----          -----          --------
Repurchase Agreements, Overnight (47.79%)
----------------------------------------------------------------------------------------------------------------------------
 $   30,000,000  CIBC (Collateralized by $31,725,000, U.S. Treasury
                 Bills, due 11/13/97)                                             04/01/97        6.30%      $   30,000,000
     30,000,000  Donaldson Lufkin Jenrette (Collateralized by
                 $5,769,000, U.S. Treasury Bills, due 05/01/97, and $25,072,000
                 U.S. Treasury Notes, 5.00% to 6.50%, due 04/30/98 to 02/15/06)   04/01/97        6.51           30,000,000
     10,000,000  Goldman Sachs (Collateralized by $11,911,724,
                 GNMA's, 6.00% to 9.00%, due 02/15/09 to 03/20/27)                04/01/97        6.54           10,000,000
     30,000,000  Morgan (J.P.) Securities, Inc. (Collateralized by
                 $30,413,000, U.S. Treasury Notes, 6.25%, due 10/31/01)           04/01/97        6.25           30,000,000
     32,000,000  Morgan Stanley & Co., Incorporated (Collateralized by
                 $41,475,000, GNMA, 7.00%, due 04/20/24)                          04/01/97        6.50           32,000,000
     20,000,000  Goldman Sachs (Collateralized by $41,150,915,
                 GNMA's, 6.00% to 9.00%, due 09/15/07 to 03/15/27)                04/07/97        5.32           20,000,000
  -------------                                                                                               -------------
    152,000,000  Total Repurchase Agreements, Overnight                                                         152,000,000
  -------------                                                                                               -------------
U.S. Government Obligations (51.94%)
----------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  U.S. Treasury Bills                                              04/03/97        5.02%      $   19,994,437
     60,000,000  U.S. Treasury Bills                                              04/17/97        5.12           59,864,400
      5,000,000  U.S. Treasury Bills                                              06/05/97        5.12            4,954,861
      5,000,000  U.S. Treasury Bills                                              06/26/97        5.20            4,939,501
      5,000,000  U.S. Treasury Bills                                              07/24/97        5.23            4,919,408
      2,000,000  U.S. Treasury Bills                                              02/05/98        5.80            1,904,933
      9,000,000  U.S. Treasury Bills                                              03/05/98        5.67            8,546,282
     10,000,000  U.S. Treasury Notes, 6.87%                                       04/30/97        5.20           10,011,502
      5,000,000  U.S. Treasury Notes, 6.50%                                       05/15/97        5.10            5,007,162
      5,000,000  U.S. Treasury Notes, 6.75%                                       05/31/97        5.21            5,010,669
      5,000,000  U.S. Treasury Notes, 5.62%                                       06/30/97        5.23            5,003,142
     15,000,000  U.S. Treasury Notes, 5.87%                                       07/31/97        5.23           15,023,338
     10,000,000  U.S. Treasury Notes, 6.50%                                       08/15/97        5.15           10,042,500
     10,000,000  U.S. Treasury Notes, 5.62%                                       08/31/97        5.46           10,001,492
  -------------                                                                                               -------------
    166,000,000  Total U.S. Government Obligations                                                              165,223,627
  -------------                                                                                               -------------
                 Total Investments (99.73%) Cost ($ 317,223,627+)                                               317,223,627
                 Cash and Other Assets, Net of Liabilities (0.27%)                                                  865,551
                                                                                                              -------------
                 Net Assets (100%)                                                                           $  318,089,178
                 Net Asset Value offering and redemption price per share:                                     =============
                 Class A Shares, 310,289,955 shares outstanding (Note 3)                                     $         1.00
                                                                                                              =============
                 Class B Shares,   7,799,223 shares outstanding (Note 3)                                     $         1.00
                                                                                                              =============

                +    Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 1997

================================================================================



                                                                     Money Market                U.S. Treasury
                                                                       Portfolio                   Portfolio
                                                                     ------------                -------------
INVESTMENT INCOME
 Income:
    Interest...................................................      $  9,035,692                $  15,524,891
                                                                     ------------                -------------
 Expenses: (Note 2)
    Investment management fee..................................           175,379                      302,799
    Administration fee.........................................            82,861                      146,609
    Distribution fee (Class A).................................            28,701                      726,925
    Custodian expenses.........................................            17,497                       37,129
    Shareholder servicing and related shareholder expenses.....            44,253                       72,565
    Legal, compliance and filing fees..........................            32,220                       22,624
    Audit and accounting.......................................            44,613                       46,286
    Trustees' fees ............................................             5,427                        6,276
    Amortization of organization costs.........................            10,271                       --
    Miscellaneous..............................................             3,148                        5,136
                                                                     ------------                -------------
        Total expenses.........................................           444,370                    1,366,349
        Less:
         Fees waived (Note 2)..................................      (    142,235)               (     156,189)
         Expenses paid indirectly..............................      (     13,201)               (      18,952)
                                                                     ------------                -------------
                Net expenses...................................           288,934                    1,191,208
                                                                     ------------                -------------
 Net investment income.........................................         8,746,758                   14,333,683
                                                                     ------------                -------------


REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments.......................               287                        3,711
                                                                      -----------                -------------
 Increase in net assets from operations........................       $ 8,747,045                $  14,337,394
                                                                      ===========                =============



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================




INCREASE (DECREASE) IN NET ASSETS

                                                  Money Market Portfolio                         U.S. Treasury Portfolio
                                            -----------------------------------           -------------------------------------
                                                                                                              November 29, 1995
                                               Year                   Year                     Year           (Commencement of
                                               Ended                 Ended                     Ended           Operations) to
                                              March 31,             March 31,                 March 31,           March 31,
                                                1997                  1996                     1997                  1996
                                            -------------         -------------           --------------        --------------

 Operations:
   Net investment income..................  $   8,746,758         $   4,255,909           $   14,333,683        $    4,543,322
   Net realized gain (loss) on investments            287                   847                    3,711               --
                                            -------------         -------------           --------------        --------------
   Increase in net assets from operations.      8,747,045             4,256,756               14,337,394             4,543,322
 Dividends to shareholders:
   Net investment income
     Class A..............................  (     581,612)        (         276)          (   14,207,747)       (    4,543,322)
     Class B..............................  (   8,165,146)        (   4,255,633)          (      125,936)              --

   Net realized gain on investments
     Class A..............................        --                    --                (        3,638)              --
     Class B..............................  (         287)        (         847)          (           73)              --
 Capital share transactions (Note 3):
     Class A..............................     38,214,898                 5,261               18,542,509           291,747,446
     Class B..............................     31,243,369            91,424,998                7,799,223               --
                                            -------------         -------------           --------------        --------------
     Total increase (decrease)............     69,458,267            91,430,259               26,341,732           291,747,446
 Net assets:
     Beginning of period..................    127,287,025            35,856,766              291,747,446               -0-
                                            -------------         -------------           --------------        --------------
     End of period........................  $ 196,745,292         $ 127,287,025           $  318,089,178        $  291,747,446
                                            =============         =============           ==============        ==============








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies.

Institutional Daily Income Fund (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund offers investors three managed portfolios of money market instruments: U.S. Treasury Portfolio, Money Market Portfolio and Municipal Portfolio. Presently only the Money Market Portfolio and U.S. Treasury Portfolio have been activated. Each Portfolio has two classes of stock authorized, Class A and Class B. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Class B shares are not subject to a service fee. Additionally, each Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and minor transfer agent expenses. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of each respective Portfolio. Distribution of Class A shares of the Money Market Portfolio commenced April 6, 1995. All Portfolio shares outstanding before April 6, 1995 were designated as Class B shares. Distribution of Class B shares of the U.S. Treasury Portfolio commenced November 18, 1996. All Portfolio shares outstanding before November 18, 1996 were designated as Class A shares.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows.

     a) Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of .12% of the Portfolio's average daily net assets. Prior to August 30, 1996, the investment management fee was 0.08%.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

Pursuant to a distribution and service plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio with respect only to the Class A shares, a service fee equal to .25% per annum of each Portfolio's average daily net assets.

The Manager has voluntarily agreed to waive its management and administrative services fees in whole or in part and reimburse each Portfolio its operating expenses to the extent that (i) such Portfolio's Class A shares total operating expenses exceed .40%, .425% and .45% of the Class A shares average daily net assets during the first, second, and third fiscal years of the Fund, respectively, and (ii) such Portfolio's Class B shares total operating expenses exceed .15%, .175%, and .20% of the Class B shares average daily net assets during the first, second, and third fiscal years of the Fund.

During the year ended March 31, 1997, the Manager voluntarily waived investment management fees and administration fees of $92,518 and $49,717, respectively, for the Money Market Portfolio and $68,224 and $87,965, respectively, for the U.S. Treasury Portfolio.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $31,083 and $53,753 paid to Reich & Tang Services, L.P., an affiliate of the Manager, as servicing agent for the Fund, for the Money Market Portfolio and U.S Treasury Portfolio, respectively.

Included in the Statements of Operations under the caption "Custodian expenses" are expense offsets of $13,201 and $18,952 for the Money Market Portfolio and U.S. Treasury Portfolio, respectively.








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

3. Transactions in Shares of Beneficial Interest.

At March 31, 1997, an unlimited number of shares of beneficial interest were authorized and capital paid in for the Money Market Portfolio and the U.S.
Treasury  Portfolio  amounted to $196,745,292  and  $318,089,178,  respectively.
Transactions in shares of beneficial interest, all at $1.00 per share, were as follows:

                                                            Money Market Portfolio
                                             ------------------------------------------------
                                                                          April 6, 1995
                                                   Year Ended      (Commencement of Sales) to
                                                 March 31, 1997          March 31, 1996
                                                 --------------          --------------
CLASS A
-------
 Sold....................................       $   225,303,821         $         5,009
 Issued on reinvestment of dividends.....               511,560                     252
 Redeemed................................       (   187,600,483)        (       --     )
                                                 --------------          --------------
 Net increase (decrease).................            38,214,898                   5,261
                                                 ==============          ==============

                                                   Year Ended              Year Ended
                                                 March 31, 1997          March 31, 1996
CLASS B                                          --------------          --------------
-------
 Sold....................................       $   585,658,049         $   553,221,220
 Issued on reinvestment of dividends.....             6,523,737               2,877,254
 Redeemed................................       (   560,938,417)        (   464,673,476)
                                                 --------------          --------------
 Net increase (decrease).................            31,243,369              91,424,998
                                                 ==============          ==============


                                                          U.S. Treasury Portfolio
                                             ------------------------------------------------
                                                                       November 29, 1995
                                                   Year Ended    (Commencement of Operations) to
                                                 March 31, 1997          March 31, 1996
                                                 --------------          --------------
CLASS A
-------
 Sold....................................       $   566,923,016         $   439,583,631
 Issued on reinvestment of dividends.....            14,118,326               4,016,345
 Redeemed................................       (   562,498,833)        (   151,852,530)
                                                 --------------          --------------
 Net increase (decrease).................            18,542,509             291,747,446
                                                 ==============          ==============

                                                November 18, 1996
                                           (Commencement of Sales) to
                                                 March 31, 1997
                                                 --------------
CLASS B
-------
 Sold....................................       $     9,174,613
 Issued on reinvestment of dividends.....               126,008
 Redeemed................................       (     1,501,398)
                                                 --------------
 Net increase (decrease).................             7,799,223
                                                 ==============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

4. Financial Highlights.
Reference is made to page 3 of the Prospectus for Financial Highlights.

                           PART C - OTHER INFORMATION


Item 24. Financial Statements and Exhibits.

         (a)      Financial Statements

                  Included in Prospectus Part A:

                   (1)      Table of Fees and Expenses


                   (2)      Financial Highlights

                  Included in Statement of Additional Information Part B:

                    (1)  Report  of   McGladrey  &  Pullen,   LLP,   independent
                         certified public accountants, dated April 25, 1997;

                    (2) Statement of Assets and Liabilities, March 31, 1997 (audited);

                    (3)  Note to Financial Statements, March 31, 1997

                    (4)  Statement of Net Assets, March 31, 1997 (audited);

                    (5)  Statement of Operations, March 31, 1997 (audited);

                    (6) Statement of Changes in Net Assets, March 31, 1997 (audited); and

                    (7)  Notes to Financial Statements.

                         (b) Exhibits.

                    *    (1) Declaration of Trust of the Registrant.

                    *    (2) By-Laws of the Registrant.

                         (3)  Not applicable.

                         (4)  Not applicable.

                         (5) Form of Investment Management Contract between the Registrant and New England Investment Companies, L.P. (filed herein as Exhibit 5.)

                         (6)  Form  of   Distribution   Agreement   between  the
                         Registrant and Reich & Tang Distributors L.P. (filed herein as Exhibit 6.)

                         (7)  Not applicable.

                    *    (8)  Custody   Agreement  between  the  Registrant  and
                         Investors Fiduciary Trust Company.

                    * (9) Transfer Agent Agreement between Registrant and Fundtech Services L.P.

-------------------------

* Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 33-74470 on April 8, 1994 and incorporated herein by reference.

              (9.1) Administrative Services Agreement between the Registrant and
                    Reich  &  Tang  Asset   Management   L.P.   incorporated  by
                    reference.


          * (10.1) Opinion of Battle Fowler LLP to the use of their name under the headings "Dividends, Distributions, and Taxes" and "Counsel and Auditors" in the Prospectus.

          *  (10.2)  Opinion of Dechert,  Price & Rhoads as to the legality of the securities being registered, including their consent to the filing thereof and to the use of their name under the heading "Counsel and Auditors" in the Statement of Additional Information.

               (11) Consent of Independent Certified Public Accountants filed as Exhibit 11 herein.

               (12)  Not applicable.

          *    (13)  Written assurance of New England Investment Companies, L.P.
                     that its purchase of shares of the registrant was for investment purposes without any present intention of redeeming or reselling.

               (14)  Not applicable.


             (15.1) Form of Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940.
                     (filed herein as Exhibit 15.1.)

              (15.2) Form of Distribution  Agreement between the Registrant and
                     Reich & Tang Distributors L.P.(filed herein-see Exhibit 6.)

        ***  (15.3)  Shareholder Servicing Agreement and Administrative
                     Services Contract between the Registrant and Reich & Tang Distributors L.P.

          **   (16)  Powers of Attorney

               (17)  Financial Data Schedule filed herein.

Item 25. Persons controlled by or Under Common Control with Registrant.

                  None.

Item 26. Number of Holders of Securities.


                           Title of Class...           Number of Record Holders
                  Shares of Beneficial Interest            as of June 30, 1997
                                                           -------------------

                                (par value $.01)
                     Money Market Portfolio

                         ........Class A                             4
                         ........Class B                             26


                  Shares of Beneficial Interest
                           (par value $.01)
                     U.S. Treasury Portfolio

                         ........Class A                             15
                         ........Class B                             1

--------------------------

* Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 33-74470 on April 8, 1994 and incorporated herein by reference.

** Filed with Post-Effective Amendment No. 1 to Registration Statement No. 33-74470 on October 28, 1994 and incorporated herein by reference.

*** Filed with Post-Effective Amendment No. 2 to Registration Statement No. 33-74470 on January 31, 1995 and incorporated herein by reference.

                    Title of Class...                  Number of Record Holders
            Shares of Beneficial Interest                  as of June 30, 1997
                                                           -------------------
                         (par value $.01)
                  Pinnacle Shares Money
                  Market Portfolio
                        ........Class A                             0
                        ........Class B                             4,053

                  Shares of Beneficial Interest
                         (par value $.01)
                  Pinnacle Shares
                  U.S. Treasury Portfolio
                        ........Class A                             0
                        ........Class B                             96


Item 27. Indemnification.

         The Registrant's Declaration of Trust provides as follows:

         Section 4.2.  Non-Liability of Trustees, Etc.

         No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, agent or service provider thereof for any action or failure to act by him or any other such Trustee, officer, employee, agent or service provider (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office. The term "service provider" as used in this Section
4.2 shall include any investment adviser, principal underwriter or other person with whom the Trust has an agreement for provision of services.

         Section 4.3.  Mandatory Indemnification.

     (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Trustee or officer:

                  (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                  (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;


 (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:


          (A) by the court or other body approving the settlement or other disposition;

          (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

          (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of the Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

               (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

               (ii) a  majority  of the  Disinterested  Trustees  acting  on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4.3, a "Disinterested Trustee" is one who is neither (A) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), nor (B) involved in the claim, action, suit or proceeding.

     In Section 7 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Fund and any person who controls Institutional Daily Income Fund within the meaning of the Securities Act of 1933 against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than a payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         Insofar as the Investment Company Act of 1940 may be concerned, in the event that a claim for indemnification is asserted by a director, officer or controlling person of the Registrant in connection with the securities being registered, the Registrant will not make such indemnification unless (i) the Registrant has submitted, before a court or other body, the question of whether the person to be indemnified was liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties, and has obtained a final decision on the merits that such person was not liable by reason of such conduct or (ii) in the absence of such decision, the Registrant shall have obtained a reasonable determination, based upon a review of the facts, that such person was not liable by virtue of such conduct, by (a) the vote of a majority of directors who are neither interested persons as such term is defined in the Investment Company Act of 1940, nor parties to the proceeding or (b) an independent legal counsel in a written opinion.

Item 28. Business and Other Connections of Investment Adviser.

         The description of Reich & Tang Asset Management L.P. under the caption "Management of the Fund" in the Prospectus and "Management and Investment Management Contract" of the Fund in the Statement of Additional Information constituting parts A and B, respectively, of the Registration Statement are incorporated herein by reference.


     New England Investment Companies, L.P. ("NEICLP") is the limited partner and owner of 99.5% interest in Reich & Tang Asset Management L.P. (the "Manager"). Reich & Tang Asset Management, Inc. (a wholly-owned subsidiary of NEICLP) is the sole general partner of NEICLP. Reich & Tang Asset Management L.P. serves as the sole general partner of Reich & Tang Distributors L.P. Reich & Tang Asset Management, Inc. serves as the sole limited partner of Reich & Tang Distributors L.P.

         On August 30, 1996, The New England Mutual Life Insurance Company ("The New England") and Metropolitan Life Insurance Company ("MetLife") merged, with MetLife being the continuing company. The Manager remains a wholly-owned subsidiary of NEICLP, but Reich & Tang Asset Management, Inc., its sole general partner, is now an indirect subsidiary of MetLife. Also, MetLife New England Holdings, Inc., a wholly-owned subsidiary of MetLife, owns approximately 48.5% of the outstanding limited partnership interest of NEICLP and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns approximately 16% of the outstanding partnership units of NEICLP.

         The Registrant's investment advisor, Reich & Tang Asset Management L.P., is a registered investment advisor. Reich & Tang Asset Management L.P.'s investment advisory clients include California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Florida Daily Municipal Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, North Carolina Daily Municipal Income Fund, Inc., Short Term Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc., registered investment companies whose addresses are 600 Fifth Avenue, New York, New York 10020, which invest principally in money market instruments; Delafield Fund, Inc. and Reich & Tang Equity Fund, Inc., registered investment companies whose addresses are 600 Fifth Avenue, New York, New York 10020, which invest principally in equity securities. In addition, Reich & Tang Asset Management L.P. is the sole general partner of Alpha Associates L.P., August Associates, Reich & Tang Minutus L.P., Reich and Tang Equity Partnerships L.P., and Tucek Partners L.P., private investment partnerships organized as limited partnerships.


        Peter S. Voss, President, Chief Executive Officer and a Director of NEIC since October 1992, Chairman of the Board of NEIC since December 1992, Group Executive Vice President, Bank of America, responsible for the global asset management private banking businesses, from April 1992 to October 1992, Executive Vice President of Security Pacific Bank, and Chief Executive Officer of Security Pacific Hoare Govett Companies, a wholly-owned subsidiary of Security Pacific Corporation, from April 1988 to April 1992, Director of The New England since March 1993, Chairman of the Board of Directors of NEIC's subsidiaries other than Loomis, Sayles & Company, L.P. ("Loomis") and Back Bay Advisors, L.P. ("Back Bay"), where he serves as a Director, and Chairman of the Board of Trustees of all of the mutual funds in the TNE Fund Group and the Zenith Funds. G. Neil Ryland, Executive Vice President, Treasurer and Chief Financial Officer NEIC since July 1993, Executive Vice President and Chief Financial Officer of The Boston Company, a diversified financial services company, from March 1989 until July 1993, from September 1985 to December 1988, Mr. Ryland was employed by Kenner Parker Toys, Inc. as Senior Vice President and Chief Financial Officer. Edward N. Wadsworth, Executive Vice President, General Counsel, Clerk and Secretary of NEIC since December 1989, Senior Vice President and Associate General Counsel of The New England from 1984 until December 1992, and Secretary of Westpeak and Draycott and the Treasurer of NEIC. Lorraine C. Hysler has been Secretary of Reich & Tang Asset Management Inc. since July 1994, Assistant Secretary of NEIC since September 1993, Vice President of the Mutual Funds Group of New England Investment Companies, L.P. from September 1993 until July 1994, and Vice President of Reich & Tang Mutual Funds since July 1994. Ms. Hysler joined Reich & Tang, Inc. in May 1977 and served as Secretary from April 1987 until September 1993. Richard E. Smith, III has been a Director of Reich & Tang Asset Management Inc. since July 1994, President and Chief Operating Officer of the Capital Management Group of New England Investment Companies, L.P. from May 1994 until July 1994, President and Chief Operating Officer of the Reich & Tang Capital Management Group since July 1994, Executive Vice President and Director of Rhode Island Hospital Trust from March 1993 to May 1994, President, Chief Executive Officer and Director of USF&G Review Management Corp. from January 1988 until September 1992. Steven W. Duff has been a Director of Reich & Tang Asset Management Inc. since October 1994, President and Chief Executive Officer of Reich & Tang Mutual Funds since August 1994, Senior Vice President of NationsBank from June 1981 until August 1994, Mr. Duff is President and a Director of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc. and Short Term Income Fund, Inc., President and Trustee of Florida Daily Municipal Income Fund, Pennsylvania Daily Municipal Income Fund, President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc., Executive Vice President of Reich & Tang Equity Fund, Inc. Bernadette N. Finn has been Vice President - Compliance of Reich & Tang Asset Management Inc. since July 1994, Vice President of Mutual Funds division of Reich & Tang Asset Management Inc. from September 1993 until July 1994, Vice President of Reich & Tang Mutual Funds since July 1994.

Ms. Finn joined Reich & Tang, Inc. in September 1970 and served as Vice President from September 1982 until May 1987 and as Vice President and Assistant Secretary from May 1987 until September 1993. Ms. Finn is also Secretary of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Florida Daily Municipal Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund and Tax Exempt Proceeds Fund, Inc., a Vice President and Secretary of Delafield Fund, Inc., Reich & Tang Equity Fund, Inc. and Short Term Income Fund, Inc. Richard De Sanctis has been Vice President and Treasurer of Reich & Tang Asset Management Inc. since July 1994, Assistant Treasurer of NEIC since September 1993 and Treasurer of the Mutual Funds Group of New England Investment Companies, L.P. from September 1993 until July 1994. Mr. De Sanctis joined Reich & Tang, Inc. in December 1990 and served as Controller of Reich & Tang, Inc., from January 1991 to September 1993. Mr. De Sanctis was Vice President and Treasurer of Cortland Financial Group, Inc. and Vice President of Cortland Distributors, Inc. from 1989 to December 1990. Mr. De Sanctis is also Treasurer of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Tax Exempt Proceeds Fund, Inc. and Short Term Income Fund, Inc. and is Vice President and Treasurer of Cortland Trust, Inc. Richard I. Weiner has been Vice President of RTAM since July 1994, and has been Vice President of NEIC since September 1993. Mr. Weiner has been Vice President of the Capital Management Group of RTAM since July 1994, and was Vice President of the Capital Management Group of NEICLP from September 1993 to July 1994. Mr. Weiner joined Reich & Tang Inc. in August 1970 and served as Vice President of such since September 1982.


Item 29. Principal Underwriters.

         (a) Reich & Tang Distributors L.P. is also distributor for California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc.


         (b) The following are the directors and officers of Reich & Tang Asset Management, Inc., the general partner of Reich & Tang Asset Management L.P. Reich & Tang Distributors L.P. does not have any officers. The principal business address of Messrs. Voss, Ryland and Wadsworth is 399 Boylston Street, Boston, Massachusetts 02116. For all other persons, the principal business address is 600 Fifth Avenue, New York, New York 10020.

                           Positions and Offices
                           With General Partner            Positions and Offices
Name                         Of the Distributor                  With Registrant


Peter S. Voss              President and Director          None
G. Neal Ryland             Director                        None
Edward N. Wadsworth        Clerk                           None
Richard E. Smith III       Director                        None
Steven W. Duff             Director                        President and Trustee
Bernadette N. Finn         Vice President                  Vice President and
                                                           Secretary
Lorraine C. Hylsler        Secretary                       None
Richard De Sanctis         Vice President and              Treasurer
                                    Treasurer

Richard I. Weiner          Vice President                  Vice President


         (c)      Not applicable.





Item 30. Location of Accounts and Records.

         Accounts,  books and  other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained in the physical possession of Registrant at 600 Fifth Avenue, New York, New York 10020, the Registrant's Manager; and at Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri, 64105, the Registrant's custodian; and at Reich & Tang Services L.P., 600 Fifth Avenue, New York, New York 10020, the Registrant's Transfer Agent and Dividend Disbursing Agent.

Item 31. Management Services.

                  Not applicable.

Item 32. Undertakings.

         (a)      Not applicable.

         (b)      Not applicable.

         (c)      Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 28th day of July, 1997.


                                                 INSTITUTIONAL DAILY INCOME FUND

                                                  By:      /s/Bernadette N. Finn
                                                           Bernadette N. Finn
                                                           Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on July 28, 1997.



         SIGNATURE                      TITLE                            DATE


(1)      Principal Executive Officer


         Steven W. Duff                 Chairman and President         07/28/97




         By:/s/Steven W. Duff
         Steven W. Duff


(2)      Principal Financial and
         Accounting Officer


         /s/Richard De Sanctis

         Richard De Sanctis             Treasurer                      07/28/97



(3)      Majority of the Board of Trustees


         W. Giles Mellon            Trustee
         Yung Wong                  Trustee
         Robert Straniere           Trustee




         By:/s/Bernadette N. Finn                                      07/28/97

         Bernadette N. Finn
         Attorney-in-Fact*


* An executed copy of the Powers of Attorney was filed with Pre-Effective Amendment No. 1 to the Registration Statement on April 8, 1994 and incorporated herein by reference.

                                  EXHIBIT INDEX


                                                                            Page


         (5)      Form of Investment Management Contract

         (6)      Form of Distribution Agreement

        (11)      Consent of Independent Certified Public Accountants

      (15.1)      Form of Distribution and Service Plan

        (17)      Financial Data Schedule